As filed with the Securities and Exchange Commission on July 31, 2003


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 131


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 133


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[X]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Austin Global Equity Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Shaker Fund and TaxSaver Bond Fund.

                                   PROSPECTUS


                                   AUGUST 1, 2003




                                   AUSTIN GLOBAL
                                   EQUITY FUND


                                   AUSTIN GLOBAL EQUITY FUND
                                   SEEKS CAPITAL APPRECIATION BY
                                   INVESTING PRIMARILY IN A PORTFOLIO
                                   OF COMMON STOCK AND  SECURITIES
                                   CONVERTIBLE  INTO COMMON STOCK.

                                   THE FUND DOES NOT PAY RULE 12B-1
                                   (DISTRIBUTION) FEES.





                                   THE SECURITIES AND EXCHANGE COMMISSION HAS
                                   NOT APPROVED OR DISAPPROVED THE FUND'S
                                   SHARES OR DETERMINED WHETHER THIS PROSPECTUS
                                   IS ACCURATE OR COMPLETE. ANY REPRESENTATION
                                   TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                            TABLE OF CONTENTS


RISK/RETURN SUMMARY                                            2
         Investment Objective                                  2
         Principal Investment Strategies                       2
         Principal Investment Risks                            3
         Who May Want to Invest in the Fund                    4


PERFORMANCE                                                    5

FEE TABLE                                                      6

MANAGEMENT                                                     7

YOUR ACCOUNT                                                   8
         How to Contact the Fund                               8
         General Information                                   8
         Buying Shares                                         9
         Selling Shares                                       11
         Exchange Privileges                                  13
         Retirement Accounts                                  13

OTHER INFORMATION                                             14

FINANCIAL HIGHLIGHTS                                          15

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

Austin Global Equity Fund (the "Fund") seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment adviser (the "Adviser") studies political and economic developments in various countries to identify those countries that offer the best investment opportunities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets and borrowings in equity securities including, common stock (including ADRs) and securities convertible into common stock of companies based in the United States and worldwide ("80% Policy"). The Fund must provide shareholders with 60 days prior written notice if it decreases the percentage limitations associated with its 80% Policy. Currently, the Fund invests primarily in the securities of companies based in the United States, Europe, Japan RECEIPT ("ADR") and the Pacific Basin. The Fund invests principally in equity securities of companies that have above average earnings or revenue growth and/or appreciation potential in the price of the stock. The Fund also invests in companies that are experiencing growth but whose growth has not been recognized by the market.


[MARGIN CALLOUT:

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

CONVERTIBLE SECURITY means a security such as a preferred stock or bond that may be converted into a specified number of shares of common stock.

AMERICAN DEPOSITARY means a receipt for shares of a foreign-based company held by a U.S. bank that entitles th holder to all dividends.]


THE ADVISER'S PROCESS First, the Adviser studies the political and economic developments in various foreign countries in order to determine which countries offer the best investment opportunities. The Adviser focuses on, among other things, gross domestic product, interest rate movements, employment costs, earnings trends, currency fluctuations, changes in governmental policy and leadership and the laws and taxes relating to foreign investors. Currently, the Adviser invests primarily in the securities of companies located in the United States, Europe, Japan and the Pacific Basin.

The Adviser relies primarily on fundamental analyses of prospective companies to identify those companies with above average growth and/or appreciation potential. The Adviser also uses fundamental analyses to identify companies that are experiencing growth but whose growth has not been recognized by the market.

In order to avoid the risks of investing in foreign securities resulting from the different accounting and disclosure requirements imposed on foreign companies, the Adviser routinely invests in ADRs. Because ADRs are traded in the U.S. markets and more information is available about the issuer, the Adviser can evaluate the fundamentals of the issuer more easily.

The Adviser continuously monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a security if:

     o    The underlying company experiences a decline in financial condition
     o    The   underlying   company   experiences  a  significant   erosion  in
          profitability, earnings or cash flow
     o    The stock is overvalued compared to its fundamentals
     o The Fund's holding of a stock is overweighted compared to other holdings
     o    There are negative trends in inflation, recession or interest rates

INVESTMENT POLICIES Under normal circumstances, the Fund invests primarily in the common stock (including ADRs) and convertible securities of issuers located in three or more countries. The Fund generally invests more of its assets in the securities of U.S. issuers and ADRs than in the securities of foreign issuers. Currently, the Fund limits its investments in any one country or in securities denominated in any one currency to 25% of its total assets. This limitation does not apply to the securities of U.S. issuers or securities denominated in the U.S. dollar. The Fund intends to invest up to 25% of its total assets in companies in the telecommunications industry.

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and other money market instruments. As a result, the Fund may be unable to achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

     o    The U.S. or foreign stock markets go down
     o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
     o    The Adviser may make poor investment decisions

The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of a security's value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

RISKS OF FOREIGN SECURITIES Because the Fund invests in foreign securities, an investment in the Fund may have the following additional risks:
     o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies denominated in U.S. dollars
     o There may not be sufficient public information regarding foreign issuers and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards as are U.S. companies
     o Political and economic instability abroad may adversely affect the operations of foreign issuers and the value of their securities
     o Changes in foreign tax laws, exchange controls and policies on nationalization and expropriation also may affect the operations of foreign issuers and the value of their securities
     o Fluctuations in currency exchange rates may adversely affect the value of foreign securities


[MARGIN CALLOUT BOX:

CONCEPTS TO UNDERSTAND

FUNDAMENTAL ANALYSIS means the analysis of a company's financial condition to forecast the probable future value of its stock price. This analysis includes review of a company's balance sheet and income statement, asset history, earnings history, product or service development and management productivity.

GROSS DOMESTIC PRODUCT means the value of a country's goods and services produced during a certain period of time, usually one year.]

     o    Foreign  securities  and their  markets  may be less  liquid than U.S.
          markets
     o Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation
     o Foreign security registration, custody and settlement may be subject to delays or other operational and administrative problems
     o Foreign brokerage commissions and custody fees are generally higher than those in the U.S.

These risks may be greater for investments in issuers located in emerging or developing markets. These markets may be undercapitalized, may have underdeveloped legal and financial systems or may have less stable currencies as compared with markets of developed countries.

RISKS OF CONCENTRATING INVESTMENT IN A PARTICULAR SECTOR The Fund invests up to 25% of it assets in the telecommunications industry. Concentration of a significant portion of the Fund's asset in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors.



WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     o    Are willing to tolerate risks inherent in investing in foreign markets
     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o    Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE
--------------------------------------------------------------------------------

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.


[EDGAR REPRESENTATION OF BAR CHART:
1994-    2.10%
1995-   22.62%
1996-   14.53%
1997-   23.93%
1998-   22.90%
1999-   55.89%
2000-  -22.07%
2001-  -21.78%
2002-  -18.28% ]

      The calendar year-to-date total return as of June 30, 2003 was 5.27%.

During the periods shown in the chart, the highest quarterly return was 45.98% (for the quarter ended December 31, 1999) and the lowest quarterly return was -17.23 % (for the quarter ended September 30, 2002).

The following table compares the Fund's average annual total return, average annual total return (after taxes on distributions), and average annual total return (after taxes on distributions and sale of Fund shares) as of December 31, 2002 to the Morgan Stanley Capital International World Index ("MSCI World Index").

AUSTIN GLOBAL EQUITY FUND                                       SINCE INCEPTION
                                            1 YEAR     5 YEARS    (12/08/93)
Return Before Taxes                        -18.28%      -0.93%       6.00%
Return After Taxes on Distributions        -18.28%      -1.82%       4.88%
Return After Taxes on Distributions        -11.22%      -0.72%       4.84%
 and Sale of Fund Shares
---------------------------------------- ----------- ----------- -------------
MSCI World Index                           -19.89%      -2.11%       5.09%(1)

(1) For the period commencing November 30, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The MSCI World Index is a market index of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The MSCI World Index is unmanaged and reflects the reinvestment of dividends. Unlike the performance figures of the Fund, the MSCI World Index's performance does not reflect the effect of expenses.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales (Load) Imposed on Purchases                             None
Maximum Sales (Load) Imposed on Reinvested Distributions              None
Maximum Deferred Sales Charge (Load)                                  None
Redemption Fee(1)                                                     1.00%
Exchange Fee(1)                                                       1.00%

(1) Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee.

ANNUAL FUND OPERATING EXPENSES(2)(EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees(3)                                                    1.50%
Distribution (12b-1) Fees                                             None
Other Expenses                                                        0.99%
TOTAL ANNUAL FUND OPERATING EXPENSES                                  2.49%

(2) Based on amounts incurred during the Fund's fiscal year ended March 31, 2003 stated as a percentage of average daily net assets.
(3) The management fee is one of the highest paid by any mutual fund with global oriented investments.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


   1 YEAR       3 YEARS       5 YEARS       10 YEARS
    $252         $776         $1,326         $2,826

                                                                      MANAGEMENT
--------------------------------------------------------------------------------

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


The Adviser is Austin Investment Management, Inc., 70 East 55th Street, 8th Floor, New York, New York 10022. The Adviser is a privately owned company controlled by Peter Vlachos.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee at an annual rate of 1.50% of the average daily net assets of the Fund. For the fiscal year ended March 31, 2003, the Adviser received the full fee. The investment advisory fee is one of the highest paid by any mutual fund with global oriented investments.

As of June 30, 2003, the Adviser had approximately $210 million in assets under management.


PORTFOLIO MANAGER


PETER VLACHOS, President and Chief Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund since its inception. Mr. Vlachos has more than 31 years of experience in the investment industry and, prior to his association with the Adviser in 1989, was a portfolio manager at Neuberger & Berman, Inc.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of June 30, 2003, Forum provided services to investment companies and collective investment funds with assets of approximately $4.8 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES

The Fund pays for its own expenses. The Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT                       GENERAL INFORMATION
THE FUND
                                     You may purchase or sell (redeem) the Fund's shares on each weekday that the New
WRITE TO US AT:                      York Stock Exchange is open.  Under unusual circumstances, the Fund may accept
   Forum Funds                       and process orders when the New York Stock Exchange is closed if deemed
   P.O. Box 446                      appropriate by the Trust's officers.
   Portland, Maine 04112
                                     You may purchase or sell (redeem) the Fund's shares at the net asset value of a share ("NAV"), minus any applicable redemption fee, next calculated after the
OVERNIGHT ADDRESS:                   Transfer Agent receives your request in proper form (as described in this
   Forum Funds                       Prospectus on pages 9 through 13).  For instance, if the Transfer Agent receives
   Two Portland Square               your purchase request in proper form after 4:00 p.m., Eastern Time, your
   Portland, Maine 04101             transaction will be priced at the next business day's NAV.  The Fund cannot accept orders that request a particular day or price for the transaction or any
TELEPHONE US AT:                     other special conditions.
   (800) 754-8759 (Toll Free)
   (207) 879-0001                    The Fund does not issue share certificates.

WIRE INVESTMENTS                     If you purchase shares directly from the Fund, you will receive monthly
(OR ACH PAYMENTS) TO:                statements and a confirmation of each transaction.  You should verify the
   Deutsche Bank Trust Company       accuracy of all transactions in your account as soon as you receive your
   Americas                          confirmations.
   New York, New York
   ABA #021001033                    The Fund reserves the right to waive minimum investment amounts and may
   FOR CREDIT TO:                    temporarily suspend (during unusual market conditions) or discontinue any service
   Forum Shareholder                 or privilege, including systematic investments and withdrawals, wire redemption
   Services, LLC                     privileges, telephone redemption privileges and exchange privileges.
   Account # 01-465-547
   Austin Global Equity Fund         The Fund also reserves the right to refuse, cancel, or rescind any purchase or
   (Your Name)                       exchange order, to freeze any account and suspend account services when notice
   (Your Account Number)             has been  received  of dispute  between the registered or beneficial  account owners or there is  reason to  believe  a  fraudulent transaction may occur, and to involuntarily redeem your account in cases of threatening conduct, suspected  fraudulent  or illegal activity, or if the fund is unable, through its  procedures, to verify information

provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which the NAV is calculated may change in case of an emergency.

The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of the Fund's shares outstanding. Since the Fund invests in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different from those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.



BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Austin Global Equity Fund" or to one or more owners of the account and endorsed to "Austin Global Equity Fund." For all other accounts, the check must be made payable on its face to "Austin Global Equity Fund."


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


         WIRES Instruct the U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                     MINIMUM INITIAL          MINIMUM ADDITIONAL
                        INVESTMENT                INVESTMENT
Standard Accounts        $10,000                    $2,500
Traditional and
Roth IRA Accounts         $2,000                    $1,000
Accounts with
Systematic
Investment Plans            $250                      $250

ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                                 REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR  TRANSFERS  TO A MINOR (UGMA,  UTMA)                   o  Depending  on  state  laws,  you  can set up a   custodial
These accounts  provide a way to give money                        a custodial  account  under the UGMA or the UTMA
to child and obtain tax benefits                                o  The custodian must sign instructions in a manner
                                                                   indicating custodial capacity
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
                                                                o  The trust must be established before an account can be
TRUSTS                                                             opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o  Fill out an investment slip from a confirmation or write
o  Complete the application (and other required                    us a letter
   documents)                                                   o  Write your account number on your check
o  Mail us your application (and other required documents)      o  Mail us the slip (or your letter) and the check
   and a check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required                 o  Instruct your financial institution to wire your money
   documents)                                                      to us
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money
   to us
BY ACH PAYMENT                                                  BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application                  o  Complete the systematic investment section of
o  Complete the application (and other required                    the application
   documents)                                                   o  Attach a voided check to your application
o  Call us to fax the completed application (and other          o  Mail us the completed application and voided check
   required documents) and we will assign you an account        o  We will electronically debit your purchase
   number                                                          proceeds from the financial institution account
o  Mail us your original application (and other required           identified in your account application
   documents)
o  We will electronically debit your purchase proceeds
   from the financial institution account identified
   on your account application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your account at your designated financial institution by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes purchase or exchange requests from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase due to nonpayment.

SELLING SHARES


The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o   Your name(s) and signature(s)
     o   Your account number
     o   The Fund name
     o   The dollar amount or number of shares you want to sell
     o   How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation BY
WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o   Your account number
     o   Exact name(s) in which the account is  registered
     o   Additional  form of identification
o    Redemption proceeds will be:
     o   Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated account at a financial institution by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:


     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.


REDEMPTION FEE If you redeem your shares within 180 days of purchase, you will be charged a redemption fee of 1.00% of the NAV of shares redeemed. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the fee at any time.


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. The Fund will not assess a redemption fee on shares involuntarily redeemed due to low account balances.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may exchange your Fund shares for shares of another fund of the Trust. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of the exchange. An exchange is a sale and purchase of shares and may have tax consequences. If you exchange your shares within 180 days of purchase, you will be charged an exchange fee of 1.00% of the NAV of shares exchanged. To calculate exchange fees, the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange will be compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                                 HOW TO EXCHANGE

o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The names of each fund you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee (if required)
o   Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s) in which  account is  registered
    o   Additional  form of identification


RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. When making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund distributes its net investment income annually and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be subject to any Federal income or excise taxes on its net investment income (including short-term capital gains) and net long-term capital gains.


The Fund's distributions of its net investment income (including short-term capital gains) are taxable to you as ordinary income. The Fund's distributions of its net long-term capital gains are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.


The Fund's income generated by investments in foreign securities may be subject to foreign income or other taxes.

If you buy shares of the Fund just before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term if you held the Fund shares for more than one year at the time of the sale or exchange.

The Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state, local and foreign tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been derived from the Fund's financial statements, which have been audited by Deloitte and Touche, LLP. The Fund's financial statements and the auditor's report are included in the Annual Report dated March 31, 2003, which is available upon request, without charge.

                                                                   YEAR ENDED MARCH 31,
                                                2003         2002          2001         2000          1999

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value Per Share            $14.42       $15.10        $27.96       $16.58        $16.27
                                            ------------ ------------- ------------ ------------- ------------
Investment Operations:
     Net investment income (loss)               (0.05)       (0.13)        (0.18)       (0.21)         0.15
     Net realized and unrealized gain
        (loss) on investments                   (3.80)       (0.50)       (10.67)       11.59          1.32
                                            ------------ ------------- ------------ ------------- ------------
Total from Investment Operations                (3.85)       (0.63)       (10.85)       11.38          1.47
                                            ------------ ------------- ------------ ------------- ------------
Less Distributions:
     From net investment income                   --            --           --           --          (0.14)
     From net realized capital gain on
        investments                               --         (0.10)        (2.01)         --          (0.90)
     Return of capital                            --            --           --           --          (0.12)
                                            ------------ ------------- ------------ ------------- ------------
Total Distributions                               --         (0.10)        (2.01)         --          (1.16)
     Redemption Fee (1)                          0.02         0.05           --           --            --
Ending Net Asset Value Per Share               $10.59       $14.42        $15.10       $27.96        $16.58
                                            ============ ============= ============ ============= ============
OTHER INFORMATION
Ratios to Average Net Assets:
     Expenses(2)                                 2.49%        2.34%         2.19%        2.24%         2.42%
     Net investment income (loss)               (0.34)%      (0.86)%       (0.89)%      (1.06)%        0.92%
Total Return                                   (26.56)%      (3.85)%      (40.15)%      68.64%         9.51%
Portfolio Turnover Rate                            33%          45%           60%          49%           51%
Net Assets at End of Period
   (in thousands)                             $16,119       $27,698      $27,081       $42,521      $22,014


     (1)  Calculated based on average shares outstanding during the period.
     (2) Ratio to average net assets is based on total expenses due to the absence of applicable waivers for each period.

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
     Additional information about the Fund's investments is contained in the
        Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                 Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The SAI provides more detailed information about the Fund and is incorporated by reference, and thus is a part of, this Prospectus.


                               CONTACTING THE FUND
     You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                            AUSTIN GLOBAL EQUITY FUND
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8759
                                 (207) 879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
  You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and
   Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

    Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023


                                     [LOGO]

FORUM
FUNDS                                                PROSPECTUS

                                                     AUGUST 1, 2003


INVESTORS BOND FUND SEEKS TO
PROVIDE AS HIGH A LEVEL OF CURRENT                   INVESTORS BOND FUND
INCOME CONSISTENT WITH CAPITAL
PRESERVATION AND PRUDENT                             TAXSAVER BOND FUND
INVESTMENT RISK.

TAXSAVER BOND FUND SEEKS TO
PROVIDE A HIGH LEVEL OF CURRENT
INCOME EXEMPT FROM FEDERAL
INCOME TAX.

THE FUNDS DO NOT PAY
RULE 12B-1 (DISTRIBUTION) FEES.



THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISSAPPROVED ANY FUND'S
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                     [IMAGE]

                                                              TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                                    2


         Investment Objectives                                         2
         Principal Investment Strategies                               2
         Principal Investment Risks                                    3
         Who May Want to Invest in the Funds                           5


PERFORMANCE                                                            6


FEE TABLES                                                             8


MANAGEMENT                                                             9


YOUR ACCOUNT                                                          11

         How to Contact the Funds                                     11
         General Information                                          11
         Buying Shares                                                13
         Selling Shares                                               15
         Sales Charges                                                17
         Exchange Privileges                                          18
         Retirement Accounts                                          19


OTHER INFORMATION                                                     20


FINANCIAL HIGHLIGHTS                                                  22

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

INVESTORS BOND FUND (a "Fund") seeks to provide as high a level of current income consistent with capital preservation and prudent investment risk.

TAXSAVER BOND FUND (a "Fund") seeks to provide a high level of current income amount exempt from Federal income tax.


[CALLOUT BOX:

CONCEPTS TO UNDERSTAND

DEBT SECURITY means a security that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

MATURITY means the date on which a debt security is (or may be) due and payable.

NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates debt securities by relative credit risk.

INVESTMENT GRADE SECURITY means a debt security rated in one of the four highest long-term or two highest short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund's Adviser.

MUNICIPAL SECURITY means a debt security issued by or on behalf of the states, their local governments and public financing authorities and U.S. territories and possessions, the interest on which is exempt from Federal income tax.

U.S. GOVERNMENT SECURITIES means a security issued or guaranteed by the U.S. Government, its agencies or instrumentalities. ]

PRINCIPAL INVESTMENT STRATEGIES


THE ADVISER'S PROCESS The Funds' investment adviser (the "Adviser") continuously monitors economic factors, such as interest rate outlooks, and technical factors, such as the shape of the yield curve, in combination with the stated objective of a Fund to determine an appropriate maturity profile for the Fund's investment portfolio. The Adviser then principally searches for securities that satisfy the maturity profile of a Fund and provide the greatest potential return relative to the risk of the security. The Adviser may sell a debt security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o A more attractive security is found or funds are needed for another purpose
     o The Adviser believes that the security has reached its appreciation potential



INVESTMENT POLICIES

INVESTORS BOND FUND The Fund invests, under normal circumstances, at least 80% of the value of its net assets and borrowings in bonds of investment grade debt securities, U.S. Government securities and mortgage-backed and asset-backed securities rated in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (NRSRO) ("80% Policy"). The Fund must provide shareholders with 60 days prior written notice if it decreases the percentage limitations associated with its 80% Policy. The Fund may invest up to 50% of its total assets in mortgage-backed securities and up to 15% of its total assets in asset-backed securities. The Fund invests in securities with varying maturities ranging from overnight to 30 years. Generally, the weighted average maturity of the Fund's portfolio securities is between 5 and 20 years.

TAXSAVER BOND FUND The Fund invests, under normal circumstances, at least 80% of the value of its net assets and borrowings in bonds the interest income on which is exempt from Federal income tax ("80% Policy"). The Fund must provide shareholders with 60 days prior written notice if it decreases the percentage limitations associated with its 80% Policy. The Fund may, however, invest up to 20% of its total assets in securities on which the interest income is subject to Federal income tax. Municipal securities include municipal bonds, notes and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to the constitutional and statutory requirements for the issuance of long-term debt. The Fund invests in general obligation securities and revenue securities, including private activity bonds. The Fund may invest over 25% of its total assets in private activity bonds. Generally, the average weighted maturity of the Fund's portfolio securities is between 5 and 15 years.

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, a Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and other money market instruments. During such time, a Fund may not be pursuing its investment objective.


[CALLOUT BOX:

CONCEPTS TO UNDERSTAND

YIELD CURVE means a graph that plots the yield of all bonds of similar quality against the bonds' maturities.

MORTGAGE-BACKED SECURITIES means debt securities whose principal and interest payments come from a pool of mortgages created by various lenders.

ASSET-BACKED SECURITIES means debt securities whose principal and interest payments come from a pool of assets such as car loans, leases of real and personal property and credit card loans created by various lenders.

PRIVATE ACTIVITY BOND means a debt security that is issued by or on behalf of public authorities to finance privately operated facilities. Private activity bonds are primarily revenue securities.

GENERAL OBLIGATION SECURITY means a security whose principal and interest payment are secured by a municipality's full faith and credit and taxing power.

REVENUE SECURITY means a security whose principal and interest are payable from revenues of a particular facility, class of facilities or from the proceeds of a special excise or other tax.]


PRINCIPAL INVESTMENT RISKS

GENERAL An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money on your investment in a Fund or the Fund could underperform other investments. The principal risks of an investment in a Fund include:

     o A Fund's share price, yield and total return will fluctuate in response to price movements in the debt securities markets

     o The value of most debt securities falls when interest rates rise; the longer a debt security's maturity and the lower its credit quality, the more its value typically falls in response to an increase in interest rates
     o A Fund cannot collect interest and principal payments on a debt security if the issuer defaults
     o Issuers may prepay fixed rate securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates
     o    The Adviser may make poor investment decisions

SPECIFIC RISKS OF INVESTING IN BOND FUNDS A Fund's net asset value, yield and total return will fluctuate based upon changes in the value of its portfolio securities. The market values of securities in which the Funds invest are based upon the market's perception of value and are not necessarily an objective measure of the securities' value. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The value of your investment in a Fund may change in response to changes in interest rates. An increase in interest rates typically causes the value of the debt securities in which the Funds invest to fall. Your investment in a Fund is subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. This risk generally increases as security credit ratings decrease.

An additional risk is that issuers may prepay fixed rate securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates. Investors Bond Fund invests in mortgage-backed and asset-backed securities. A decline in interest rates may cause holders of the underlying assets backing these securities to prepay their debts. This could result in potential losses on these securities and a reduction in their yields. Alternatively, a rise in interest rates may reduce the amount of prepayments. This may cause a Fund's average maturity to rise as fewer holders of the underlying assets backing the securities may prepay their debt.


Each Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration of a Fund in securities of a limited number of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

WHO MAY WANT TO INVEST IN THE FUNDS

Investors Bond Fund may be appropriate for you if you:

     o    Seek income and more price stability than stocks offer
     o    Seek capital preservation
     o    Are pursuing a long-term goal


Investors Bond Fund may NOT be appropriate for you if you:

     o    Are pursuing a short-term goal or are investing emergency reserves


TaxSaver Bond Fund may be appropriate for you if you:

     o Are an income-oriented investor in a high tax bracket and desire tax-exempt income
     o    Seek more price stability than stocks offer
     o    Are pursuing a long-term goal

TaxSaver  Bond Fund may NOT be  appropriate  for you if you:

     o    Are pursuing a short-term goal or are investing emergency reserves
     o Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)
     o    Do not desire tax-exempt income

PERFORMANCE
--------------------------------------------------------------------------------

The following charts illustrate the variability of a Fund's returns. The charts and the tables provide some indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

INVESTORS BOND FUND

The following chart shows the Fund's annual total return for the last 10 calendar years. The chart does not reflect sales charges and, if reflected, the annual total return would be less than shown.

[EDGAR REPRESENTATION OF BAR CHART:
1993-   12.53%
1994-   -2.23%
1995-   13.73%
1996-    6.87%
1997-   10.79%
1998-    6.13%
1999-   -1.67%
2000-    9.24%
2001-    8.46%
2002-   10.89% ]



      The calendar year-to-date total return as of June 30, 2003 was 6.22%.


During the periods shown in the chart, the highest quarterly return was 5.06% (for the quarter ended March 31, 2001) and the lowest quarterly return was -2.33% (for the quarter ended June 30, 2000).


The following table compares the Fund's average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sales of Fund shares as of December 31, 2002 to the Lehman Brothers Intermediate Government/Credit Index.


INVESTORS BOND FUND                     1 YEAR    5 YEARS    10 YEARS

Return Before Taxes                      6.73%     5.71%       6.94%
Return After Taxes on Distributions      4.32%     2.97%       4.00%
Return After Taxes on Distributions
 and Sale of Fund Shares                 4.06%     3.14%       4.04%
-------------------------------------  --------  ---------  -----------
Lehman Brothers Intermediate             9.84%     7.48%       7.08%
Government/Credit Index


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes on distributions and sale of fund shares may exceed the return after taxes on distributions due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Lehman Brothers Intermediate Government/Credit Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The index is unmanaged and reflects the reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the index's performance does not reflect the effect of expenses.

TAXSAVER BOND FUND


The following chart shows the Fund's annual total return for the last 10 calendar years. The chart does not reflect sales charges and, if reflected, the annual total return would be less than shown.

[EDGAR REPRESENTATION OF BAR CHART:
1993-   10.53%
1994-   -0.85%
1995-   13.29%
1996-    4.29%
1997-    7.39%
1998-    5.09%
1999-   -2.06%
2000-    8.41%
2001-    5.48%
2002-    6.61% ]

     The calendar year-to-date total return as of June 30, 2003 was 3.76%.


During the periods shown in the chart, the highest quarterly return was 4.93% (for the quarter ended March 31, 1995) and the lowest quarterly return was -2.02% (for the quarter ended March 31, 1994).


The following table compares the Fund's average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sales of Fund shares as of December 31, 2002 to the Lehman Brothers 10-Year Municipal Bond Index.

TAXSAVER BOND FUND                      1 YEAR      5 YEARS       10 YEARS
Return Before Taxes                      2.61%       3.85%         5.32%
Return After Taxes on Distributions      2.52%       3.75%         5.15%
Return After Taxes on Distributions
and Sale of Fund Shares                  3.29%       3.91%         5.16%
------------------------------------  ----------  -----------  ------------
Lehman Brothers 10-Year Municipal       10.17%       6.12%         6.82%
Bond Index


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Lehman Brothers 10-Year Municipal Bond Index is a market index of investment grade fixed-rate municipal securities with an average maturity of 10 years. The index is unmanaged and reflects the reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the index's performance does not reflect the effect of expenses.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will pay if you invest in a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                             3.75%
Maximum Sales Charge (Load) Imposed on Reinvested
Distributions                                                       None
Maximum Deferred Sales Charge (Load)                                1.00%(1)
Redemption Fee                                                      None
Exchange Fee                                                        None

(1) Applicable only on purchases of $1 million or more.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

INVESTORS BOND FUND
Management Fees                                                     0.40%
Distribution (12b-1) Fees                                           None
Other Expenses                                                      1.05%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                             1.45%
Fee Waiver and Expense Reimbursement(2)                             0.50%
Net Expenses                                                        0.95%

TAXSAVER BOND FUND
Management Fees                                                     0.40%
Distribution (12b-1) Fees                                           None
Other Expenses                                                      0.95%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                             1.35%
Fee Waiver and Expense Reimbursement(2)                             0.40%
Net Expenses                                                        0.95%

(1) Based on amounts incurred during the Fund's fiscal year ended March 31, 2003 stated as a percentage of average daily net assets.
(2) Based on certain contractual fee waivers and expense reimbursements that may change after July 31, 2004.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses and net expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    INVESTORS        TAXSAVER
                    BOND FUND        BOND FUND

1 Year                $  468           $  468
3 Years               $  769           $  749
5 Years               $1,092           $1,050
10 Years              $2,004           $1,904

                                                                      MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


Since May 13, 2002, Bainbridge Capital Management, LLC ("Bainbridge") has served as each Fund's Adviser pursuant to an investment advisory agreement between the Trust and Bainbridge. Bainbridge is headquartered at Two Portland Square, Portland, Maine 04101. Prior to May 13, 2002, Forum Investment Advisors, LLC ("FIA") served as each Fund's adviser. FIA is also located at Two Portland Square, Portland, Maine 04101.

Subject to the general control of the Board, the Adviser makes investment decisions for each Fund. The Adviser receives an advisory fee at an annual rate of 0.40% of the average daily net assets of each Fund. For the fiscal year ended March 31, 2003, FIA and Bainbridge waived a portion of their fee and retained an advisory fee equal to 0.17% of the average daily net assets of Investors Bond Fund and 0.27% of the average daily net assets of TaxSaver Bond Fund.

As of June 30, 2003, the Adviser had approximately $30.9million in assets under management.


PORTFOLIO MANAGER


LES C. BERTHY, Senior Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of each Fund since its inception. Mr. Berthy has nearly 31 years of experience in the investment industry. Prior to his association with Bainbridge/FIA in January 1991, Mr. Berthy was Managing Director and Co-Chief Executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to each Fund. As of June 30, 2003, Forum provided services to investment companies and collective investment funds with assets of approximately $44.8 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is each Fund's transfer agent, and Forum Trust, LLC is each Fund's custodian.

FUND EXPENSES

Each Fund pays for its own expenses. Each Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


Certain service providers have undertaken to waive a portion of their fees and reimburse certain expenses in order to limit each Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.95% or less of each Fund's average daily net assets until July 31, 2004.

                                                                    YOUR ACCOUNT
--------------------------------------------------------------------------------

[CALLOUT BOX:
HOW TO CONTACT THE FUND


WRITE TO US AT:
  Forum Funds
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT  ADDRESS:
  Forum  Funds
  Two Portland  Square
  Portland, Maine 04101


TELEPHONE US AT:
  (800)  94FORUM or
  (800) 943-6786 (Toll Free)
  (207)  879-0001


WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
  Deutsche Bank Trust
  Company  Americas
  New York, New York
  ABA  #021001033
  FOR  CREDIT  TO:
  Forum Shareholder Services, LLC
  Account # 01-465-547
  Re: (Name of Your Fund)
  (Your Name)
  (Your Account Number) ]


GENERAL INFORMATION

You may purchase or sell (redeem) a Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, a Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


You may purchase or sell (redeem) each Fund's shares at the net asset value of a share ("NAV") plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 13 through 19). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV plus the applicable sales charge. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.


If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service Forum Shareholder Services, LLC or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

Each Fund also reserves the right to refuse, cancel, or rescind any purchase or exchange order, to freeze any account and suspend account services when notice has been received of dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur, and to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the Fund is unable, through its procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund.



WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which the NAV is calculated may change in case of an emergency.

A Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of the Fund's shares outstanding. A Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, a Fund values securities at fair value pursuant to procedures adopted by the Board.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different from those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Funds do not accept purchases made by credit card check.


         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds."


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


         WIRES Instruct the U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                             MINIMUM INITIAL       MINIMUM ADDITIONAL
                               INVESTMENT              INVESTMENT

Standard Accounts                $2,000                   $250
Traditional and Roth
IRA Accounts                     $1,000                   $250
Accounts with
Systematic Investment
Plans                              $250                   $250


You cannot invest in TaxSaver Bond Fund through an IRA account.

ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                                 REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR  TRANSFERS  TO A MINOR (UGMA,  UTMA)                   o  Depending  on  state  laws,  you  can set up a   custodial
These accounts  provide a way to give money                        a custodial  account  under the UGMA or the UTMA
to child and obtain tax benefits                                o  The custodian must sign instructions in a manner
                                                                   indicating custodial capacity
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
                                                                o  The trust must be established before an account can be
TRUSTS                                                             opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees

INVESTMENT PROCEDURES
                  HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o  Fill out an investment slip from a confirmation or write
o  Complete the application (and other required                    us a letter
   documents)                                                   o  Write your account number on your check
o  Mail us your application (and other required documents)      o  Mail us the slip (or your letter) and the check
   and a check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required                 o  Instruct your financial institution to wire your money
   documents)                                                      to us
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money
   to us
BY ACH PAYMENT                                                  BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application                  o  Complete the systematic investment section of
o  Complete the application (and other required                    the application
   documents)                                                   o  Attach a voided check to your application
o  Call us to fax the completed application (and other          o  Mail us the completed application and voided check
   required documents) and we will assign you an account        o  We will electronically debit your purchase
   number                                                          proceeds from the financial institution account
o  Mail us your original application (and other required           identified in your account application
   documents)
o  We will electronically debit your purchase proceeds
   from the financial institution account identified
   on your account application


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your account at your designated financial institution by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes purchase or exchange requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of a Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.


SELLING SHARES


Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation BY
WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR

    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o   Complete the systematic withdrawal section of the application
o   Attach a voided check to your application
o   Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated account at a financial institution by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:


     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES


PURCHASES A sales charge is assessed on purchases of each Fund's shares as follows:


                                SALES CHARGE (LOAD) AS % OF:
                                 PUBLIC           NET ASSET
AMOUNT OF PURCHASE            OFFERING PRICE        VALUE*         REALLOWANCE %
 $0 to $49,999                    3.75              3.90              3.25
 $50,000 to $99,999               3.25              3.36              2.75
 $100,000 to $249,999             2.75              2.83              2.25
 $250,000 to $499,999             2.25              2.30              1.85
 $500,000 to $999,999             1.75              1.78              1.45
 $1,000,000 and up                0.00              0.00              0.00

* Rounded to the nearest one-hundredth percent.

The offering price for each Fund's shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDEMPTIONS  A  contingent   deferred  sales  charge  ("CDSC")  is  assessed  on
redemptions of shares that were part of a purchase of $1 million or more. The CDSC is assessed as follows:

          REDEEMED WITHIN                    SALES CHARGE
       First year of purchase                   1.00%
      Second year of purchase                   0.50%

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, a Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. A Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied. The commission paid to certain financial institutions selling shares equals the CDSC charged on the redemption.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem Fund shares without a sales charge. Please see the SAI for further information.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a higher sales charge than a Fund, you will have to pay the difference between that fund's sales charge and the Fund's sales charge at the time of the exchange. If you exchange into a fund that has no sales charge or a lower sales charge than a Fund, you will not have to pay a sales charge at the time of the exchange. An exchange is a sale and purchase of shares and may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                                 HOW TO EXCHANGE
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The names of each fund you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee (if required)
o   Mail us your request and documentation

BY TELEPHONE

o   Call  us  with  your  request  (unless  you  declined   telephone  exchange
    privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s) in which  account is  registered
    o   Additional  form of identification


RETIREMENT ACCOUNTS


Investors Bond Fund offers Individual Retirement Accounts (IRA), including traditional and Roth IRAs. Investors Bond Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. When making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

Each Fund distributes its net investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be subject to any Federal income or excise taxes on its net investment income (including short-term capital gains) and net long-term capital gains.


INVESTORS BOND FUND The Fund's distributions of its net investment income (including short-term capital gains) are taxable to you as ordinary income. The Fund's distributions of its net long-term capital gains are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

TAXSAVER BOND FUND Generally, you are not subject to Federal income tax on the Fund's distributions of its tax-exempt interest income other than the Federal alternative minimum tax ("AMT"). However, if you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. The Fund's distributions of taxable interest, other investment income and short-term capital gains are taxable to you as ordinary income. The Fund's distributions of its net long-term capital gains are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. It is anticipated that a substantial portion of the Fund's net interest income will be exempt from Federal income tax other than the AMT. Distributions, including distributions that are exempt from Federal income tax, may be subject to certain state and local taxes.


Distributions of the Fund's interest income on certain private activity bonds are an item of tax preference for purposes of the AMT applicable to individuals and corporations. Distributions of the net income from tax-exempt obligations are included in the "adjusted current earnings" of corporations for AMT purposes.

GENERAL If you buy shares of a Fund just before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term if you held the Fund shares for more than one year at the time of the sale or exchange.

A Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. Neither Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Total return in the tables represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been derived from the Fund's financial statements for the year ended March 31, 2003, which have been audited by Deloitte and Touche, LLP. Each Fund's financial statements and the auditor's report are included in the Annual Report dated March 31, 2003, which is available upon request, without charge.

INVESTORS BOND FUND
                                                                              YEAR ENDED MARCH 31,
                                                      2003           2002            2001          2000          1999
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $9.91          $10.11          $9.74         $10.32        $10.57
                                                -------------- -------------- -------------- -------------- --------------
Investment Operations:
    Net investment income                             0.59            0.63(c)        0.72          0.68          0.67
    Net realized and unrealized gain (loss) on
    investments                                       0.50           (0.20)(c)       0.37         (0.58)        (0.21)
                                                -------------- -------------- -------------- -------------- --------------
Total from Investment Operations                      1.09            0.43           1.09          0.10          0.46
                                                -------------- -------------- -------------- -------------- --------------
Less Distributions:
   From net investment income                        (0.59)          (0.63)         (0.72)        (0.68)        (0.67)
   From net realized gains                              -               -              -             -          (0.04)
                                                -------------- -------------- -------------- -------------- --------------
Total Distributions                                  (0.59)          (0.63)         (0.72)        (0.68)        (0.71)
                                                -------------- -------------- -------------- -------------- --------------
Ending Net Asset Value Per Share                     $10.41           $9.91        $10.11          $9.74       $10.32
                                                ============== ============== ============== ============== ==============
OTHER INFORMATION
Ratios to Average Net Assets:
   Net expenses                                        0.66%          0.95%          0.81%          0.70%        0.70%
   Gross expenses (a)                                  1.45%          1.57%          1.21%          1.05%        1.02%
   Net investment income                               5.79%          6.23%(c)       7.75%          6.90%        6.33%
Total Return(b)                                       11.26%          4.32%         11.90%          1.13%        4.45%
Portfolio Turnover Rate                                  64%            81%            28%            34%          98%
Net Assets at End of Period (in thousands)          $15,697        $15,371        $13,372        $50,432      $70,446

================================================================================
(a)  Reflects   expense  ratio  in  the  absence  of  fee  waivers  and  expense reimbursements.
(b)  Does not include sales charges.
(c)  As required,  effective  April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment  Companies and began amortizing  premium on debt  securities.  The effect of this change for the year ended March 31, 2002, was to decrease net investment  income per share by $.02, increase net realized and unrealized gains and losses per share by
     $.02 and decrease the ratio of net investment  income to average net assets by .29%. Per share data, ratios, and supplemental data for periods prior to
     April  1,  2001  have  not  been   restated  to  reflect   this  change  in
     presentation.


22






TAXSAVER BOND FUND
                                                                      YEAR ENDED MARCH 31,
                                                  2003          2002          2001          2000           1999
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value Per Share              $10.42        $10.45        $10.05        $10.61         $10.75
                                            -------------- ------------- -------------- ------------- --------------
Investment Operations:
   Net investment income                           0.42          0.44          0.45          0.48           0.48
   Net realized and unrealized gain (loss)
on      investments                                0.30         (0.03)         0.40         (0.56)          0.04
                                            -------------- ------------- -------------- ------------- --------------
Total from Investment Operations                   0.72          0.41          0.85         (0.08)          0.52
                                            -------------- ------------- -------------- ------------- --------------
Less Distributions:
   From net investment income                     (0.43)        (0.44)        (0.45)        (0.48)         (0.48)
   From net realized gains                        (0.04)           -             -             -           (0.18)
                                            -------------- ------------- -------------- ------------- --------------
Total Distributions                               (0.47)        (0.44)        (0.45)        (0.48)         (0.66)
                                            -------------- ------------- -------------- ------------- --------------
Ending Net Asset Value Per Share                 $10.67        $10.42        $10.45        $10.05         $10.61
                                            ============== ============= ============== ============= ==============
OTHER INFORMATION
Ratios to Average Net Assets:
  Net expenses                                     0.95%         0.95%         0.81%         0.60%          0.60%
  Gross expenses(a)                                1.35%         1.36%         1.26%         1.16%          1.11%
  Net investment income                            4.00%         4.22%         4.50%         4.68%          4.48%
Total Return(b)                                    7.08%         4.05%         8.71%        (0.74)%         4.95%
Portfolio Turnover Rate                              23%           27%           37%           25%            62%
Net Assets at End of Period (in thousands)      $18,125       $20,216       $21,301       $29,180        $37,447


--------------------------------------------------------------------------------
(a)  Reflects   expense  ratio  in  the  absence  of  fee  waivers  and  expense reimbursements.
(b)  Does not include sales charges.


FOR MORE INFORMATION                                                                       FORUM
                                                                                           FUNDS


                           ANNUAL/SEMI-ANNUAL REPORTS
    Additional information about each Fund's investments is available in the
        Fund's annual/semi-annual reports to shareholders. In each Fund's            INVESTORS BOND FUND
     annual report, you will find a discussion of the market conditions and           TAXSAVER BOND FUND
    investment strategies that significantly affected the Fund's performance during its last fiscal year.

                    STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into, and thus is a part of, this Prospectus.

                              CONTACTING THE FUNDS
 You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about each Fund by contacting the
                                    Fund at:

                         FORUM SHAREHOLDER SERVICES, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                  (800) 94FORUM
                                 (800) 943-6786
                                 (207) 879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
  You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public
  Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                               Public Reference Room
                        Securities and Exchange Commission
                            Washington, D.C. 20549-0102                                        [LOGO]
                        E-mail address: publicinfo@sec.gov                                   Forum Funds
                                                                                            P.O. Box 446
    Fund information, including copies of the annual/semi-annual reports and           Portland, Maine 04112
             SAI, is available on the SEC's Web site at www.sec.gov.                        (800) 94FORUM
                                                                                           (800) 943-6786
                                                                                           (207) 879-0001
                    Investment Company Act File No. 811-3023

FORUM                                           PROSPECTUS
FUNDS


                                                AUGUST 1, 2003


MAINE TAXSAVER BOND FUND
SEEKS A HIGH LEVEL OF CURRENT                   MAINE TAXSAVER
INCOME EXEMPT FROM BOTH                         BOND FUND
FEDERAL AND MAINE STATE INCOME
TAXES (OTHER THAN THE ALTERNATIVE
MINIMUM TAX) WITHOUT ASSUMING
UNDUE RISK.

THE FUND DOES NOT PAY RULE
12B-1 (DISTRIBUTION) FEES.



THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUND'S
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.



                         [Picture: Portland Head Light]

                                                               TABLE OF CONTENTS

RISK/RETURN SUMMARY                                               2


         INVESTMENT OBJECTIVE                                     2
         PRINCIPAL INVESTMENT STRATEGIES                          2
         PRINCIPAL INVESTMENT RISKS                               3
         WHO MAY WANT TO INVEST IN THE FUND                       5


PERFORMANCE                                                       6

FEE TABLE                                                         7


MANAGEMENT                                                        8

YOUR ACCOUNT                                                     10

         HOW TO CONTACT THE FUND                                 10
         GENERAL INFORMATION                                     10
         BUYING SHARES                                           11
         SELLING SHARES                                          14
         SALES CHARGES                                           16
         EXCHANGE PRIVILEGES                                     17

OTHER INFORMATION                                                19

FINANCIAL HIGHLIGHTS                                             21

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE


Maine TaxSaver Bond Fund (the "Fund") seeks a high level of current income exempt from both Federal and Maine state income taxes (other than the alternative minimum tax ("AMT")) without assuming undue risk.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of the value of its net assets and borrowings in bonds, including municipal securities, the interest income from which is exempt from Federal income tax and Maine state income tax ("80% Policy"). The Fund must provide

[MARGIN CALLOUT BOX: CONCEPTS TO UNDERSTAND

DEBT SECURITY means a security that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

MATURITY means the date on which a debt security is (or may be) due and payable.

NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates debt securities by relative credit risk.

INVESTMENT GRADE SECURITY means a debt security rated in one of the four highest long-term or two highest short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund's Adviser.

MUNICIPAL SECURITY means a debt security issued by or on behalf of the State of Maine, its local governments and public financing authorities and U.S. territories and possessions, the interest on which is exempt from Federal and Maine state income tax (other than AMT).]

shareholders with 60 days prior written notice if it decreases the percentage limitations associated with its 80% Policy. The Fund may, however, invest up to 20% of its total assets in securities the interest income on which is subject to Federal income tax. Generally, the weighted average maturity of the Fund's portfolio securities is between 5 and 15 years.

THE ADVISER'S PROCESS The Fund's investment adviser (the "Adviser") continuously monitors economic factors, such as interest rate outlooks, and technical factors, such as the shape of the yield curve, in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund's investment portfolio. The Adviser then searches principally for securities that satisfy the maturity profile of the Fund and provide the greatest potential return relative to the risk of the security. The Adviser may sell a debt security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o A more attractive security is found or funds are needed for another purpose
     o The Adviser believes that the security has reached its appreciation potential

INVESTMENT POLICIES The Fund invests primarily in investment grade municipal securities. The Fund may invest up to 20% of its total assets in securities the interest income on which is subject to Federal income tax. Municipal securities include municipal bonds, notes and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term debt securities. The Fund invests in general obligation securities and revenue securities, including private activity bonds.

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and other money market instruments. As a result, the Fund may be unable to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:
     o The Fund's share price, yield and total return will fluctuate in response to price movements in the debt securities markets
     o The value of most debt securities falls when interest rates rise; the longer a debt security's maturity and the lower its credit quality, the more its value typically falls in response to an increase in interest rates
     o The Fund cannot collect interest and principal payments on a debt security if the issuer defaults
     o Issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates
     o The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration of the Fund in securities of a limited number of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers
     o Economic and political changes in Maine may have a greater effect on the Fund than if the Fund invested in municipal securities of various states
     o    The Adviser may make poor investment decisions

The Fund's net asset value, yield and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

SPECIFIC RISKS INVOLVING MAINE MUNICIPAL SECURITIES Economic or political factors in Maine may adversely affect issuers of Maine municipal securities. Adverse economic or political factors will affect the Fund's net asset value more than if the Fund invested in more geographically diverse

[MARGIN CALLOUT BOX: CONCEPTS TO UNDERSTAND

YIELD CURVE means a graph that plots the yield of all bonds of similar quality against the bonds' maturities.

PRIVATE ACTIVITY BOND means a bond that is issued by or on behalf of public authorities to finance privately operated facilities. Private activity bonds are primarily revenue securities.

GENERAL OBLIGATION SECURITY means a security whose principal and interest payments are secured by a municipality's full faith and credit and taxing power.

REVENUE SECURITY means a security whose principal and interest generally are payable from revenues of a particular facility, class of facilities or from the proceeds of a special excise or other tax.]

investments. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

The following is a summary of the Nationally Recognized Statistical Rating Organization (NRSRO) ratings for Maine municipal securities. In 1991, citing declines in key financial indicators and continued softness in the Maine economy, Standard & Poor's lowered its credit rating for Maine general obligations from AAA to AA+, and at the same time, lowered its credit rating on bonds issued by the Maine Municipal Bond Bank, the Maine Court Facilities Authority and State of Maine Certificates of Participation for highway equipment, from AA to A+. In November 2002, Standard and Poor's revised its outlook on Maine's general obligation debt rating from stable to "negative." In August 1993, citing the "effects of protracted economic slowdown and the expectation that Maine's economy will not soon return to the pattern of robust growth evident in the mid-1980s," Moody's Investor Services ("Moody's") lowered its credit rating for Maine general obligations from Aa1 to Aa. At the same time, Moody's lowered, from Aa1 to Aa, the ratings assigned to state-guaranteed bonds of the Maine School Building Authority and the Finance Authority of Maine, and confirmed the ratings assigned to the bonds of the Maine Court Facilities Authority and State of Maine Certificates of Participation at A1.

On May 13, 1997, Moody's "confirmed and refined from Aa to Aa3" Maine's general obligation bond rating in accordance with a new national rating system published by Moody's in January 1997. On June 5, 1998, Moody's raised its credit rating on Maine general obligations bonds from Aa3 to Aa2. On June 1, 2000, Fitch Ratings ("Fitch") upgraded its rating on Maine general obligation bonds from AA to AA+, saying the "rating change takes into account the low burden of debt on resources and the unusually rapid rate of amortization as well as strengthening economic trends, very successful financial operations and the institutionalization of financial reforms." Moody's, Standard & Poor's, and Fitch confirmed these ratings on June 6, 2003. There can be no assurance that Maine general obligations or the securities of any Maine political subdivision, authority or corporation owned by the Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of Maine is contained in the Statement of Additional Information ("SAI").


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
     o Are an income-oriented investor in a high tax bracket and desire tax-exempt income
     o    Seek more price stability than stocks offer
     o    Seek capital preservation
     o    Are pursuing a long-term goal

The Fund may NOT be appropriate for you if you:
     o    Are pursuing a short-term goal or are investing emergency reserves
     o Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)
     o    Do not desire tax-exempt income

PERFORMANCE

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated. The chart does not reflect sales charges, and if reflected, the annual total return would be less than shown.


[EDGAR Representation of Bar Chart:
1993 - 11.12%
1994 - -4.19%
1995 - 15.26%
1996 -  3.65%
1997 -  7.26%
1998 -  5.63%
1999 - -1.13%
2000 -  9.22%
2001 -  4.08%
2002 -  6.91%]

The calendar year-to-date total return as of June 30, 2003 was 2.70%.


During the periods shown in the chart, the highest quarterly return was 6.36% (for the quarter ended March 31, 1995) and the lowest quarterly return was -4.15% (for the quarter ended March 31, 1994).


The following table compares the Fund's average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sales of Fund shares as of December 31, 2002 to the Lehman Brothers 10-Year Municipal Bond Index.

MAINE TAXSAVER BOND FUND
                                         1 YEAR    5 YEARS   10 YEARS
Return Before Taxes                       3.71%     4.25%      5.32%
Return After Taxes on Distributions       3.70%     4.22%      5.29%
Return After Taxes on Distributions       3.65%     4.21%      5.18%
and Sale of Fund Shares
--------------------------------------  -------- ---------- ----------
Lehman Brothers 10-Year Municipal        10.17%     6.12%      6.82%
Bond Index


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Lehman Brothers 10-Year Municipal Bond Index is a market index of investment grade, fixed-rate municipal securities with an average maturity of 10 years. The index is unmanaged and reflects the reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the index's performance does not reflect the effect of expenses.

                                                                       FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of the offering price)                     3.00%
    Maximum Sales Charge (Load) Imposed on Reinvested
    Distributions                                                None
    Maximum Deferred Sales Charge (Load)                        1.00%(1)
    Redemption Fee                                               None
    Exchange Fee                                                 None

(1)      Applicable only to purchases of $1 million or more.

ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees                                            0.40%
     Distribution (12b-1) Fees                                   None
     Other Expenses                                             0.82%
     TOTAL ANNUAL FUND OPERATING EXPENSES(1)                    1.22%
     Fee Waiver and Expense Reimbursement(2)                    0.27%
     Net Expenses                                               0.95%

(1) Based on amounts incurred during the Fund's fiscal year ended March 31, 2003 stated as a percentage of average daily net assets.
(2) Based on certain contractual fee waivers and expense reimbursements that may change after July 31, 2004.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses and net expenses remain the same as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          1 YEAR           3 YEARS          5 YEARS          10 YEARS
           $394             $650              $925            $1,710

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

THE ADVISER

The Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company and controlled by John Y. Keffer, who is Chairman of the Board of the Trust.


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. For the fiscal year ended March 31, 2003, the Adviser waived a portion of its fee and only received an advisory fee of 0.39% of the Fund's average daily net assets.

As of June 30, 2003, the Adviser had approximately $1.3 billion in assets under management.


PORTFOLIO MANAGER


LES C. BERTHY, Senior Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund since its inception. Mr. Berthy has nearly 31 years of experience in the investment industry. Prior to his association with the Adviser in January 1991, Mr. Berthy was Managing Director and Co-Chief Executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of June 30, 2003, Forum provided services to investment companies and collective investment funds with assets of approximately $44.8 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES

The Fund pays for its own expenses. The Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


Certain service providers have undertaken to waive a portion of their fees and reimburse certain expenses in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.95% or less of the average daily net assets of the Fund until July 31, 2004.

YOUR ACCOUNT

[MARGIN CALLOUT BOX: HOW TO CONTACT THE FUND

WRITE TO US AT:
  Forum Funds
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT ADDRESS:
  Forum Funds
  Two Portland Square
  Portland, Maine 04101

TELEPHONE US AT:
  (800) 94FORUM or
  (800) 943-6786 (Toll Free)
  (207) 879-0001

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
  Deutsche Bank Trust Company Americas
  New York, New York
  ABA #021001033

  FOR CREDIT TO:
  Forum Shareholder Services, LLC
  Account # 01-465-547
  Maine TaxSaver Bond Fund
  (Your Name)
  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) the Fund's shares at the net asset value of a share ("NAV") plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 12 through 18). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV plus the applicable sales charge. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

The Fund also reserves the right to refuse, cancel, or rescind any purchase or exchange order, to freeze any account and suspend account services when notice has been received of dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur, and to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the Fund is unable, through its procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which the NAV is calculated may change in case of an emergency.

The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different from those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds."


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


         WIRES Instruct the U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                              MINIMUM INITIAL      MINIMUM ADDITIONAL
                                INVESTMENT             INVESTMENT

Standard Accounts                 $2,000                  $250
Accounts with
Systematic Investment
Plans                               $250                  $250


ACCOUNT REQUIREMENTS


                    TYPE OF ACCOUNT                                          REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT               o  Instructions must be signed by all persons required
ACCOUNTS                                                   to sign exactly as their names appear on the account
Individual accounts are owned by one person, as are
sole proprietorship accounts. Joint accounts have
two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)              o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give             account under the UGMA or the UTMA
money to a child and obtain tax benefits                o  The custodian must sign instructions in a manner
                                                           indicating custodial capacity
BUSINESS ENTITIES                                       o  Submit a secretary's (or similar) certificate covering
                                                           incumbency and authority
TRUSTS                                                  o  The trust must be established before an account can
                                                           be opened
                                                        o  Provide the first and signature pages from the trust
                                                           document identifying the trustees



12


INVESTMENT PROCEDURES


              HOW TO OPEN AN ACCOUNT                                 HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                                BY CHECK
o  Call or write us for an account application          o  Fill out an investment slip from a confirmation or
o  Complete the application (and other required            write us a letter
   documents)                                           o  Write your account number on your check
o  Mail us your application (and other required         o  Mail us the slip (or your letter) and the check
   documents) and a check
BY WIRE                                                 BY WIRE
o  Call or write us for an account application          o  Call to notify us of your incoming wire
o  Complete the application (and other required         o  Instruct your financial institution to wire your
   documents)                                              money to us
o  Call us to fax the completed application (and
   other required documents) and we will assign you
   an account number
o  Mail us your original application (and other
   required documents)
o  Instruct your financial institution to wire your
   money to us
BY ACH PAYMENT                                          BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application (and     o  Complete the systematic investment section of the
   other required documents)                               application
o  Complete the application (and other required         o  Attach a voided check to your application
   documents)                                           o  Mail us the completed application and voided check
o  Call us to fax the completed application (and        o  We will electronically debit your purchase proceeds
   other required documents) and we will assign you        from the financial institution account identified in
   an account number                                       your account application
o  Mail us your original application (and
   required documents)
o  We will electronically debit your purchase
   proceeds from the financial institution account
   identified in your account application


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your account at your designated financial institution by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes purchase or exchange requests from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which could take up to 15 calendar days.

          HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By
   Telephone") OR
o  Mail us your request (See "By Mail")

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR

   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:


     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

PURCHASES A sales charge is assessed on purchases of the Fund's shares as follows:

                              SALES CHARGE (LOAD)
                                    AS % OF:
                             PUBLIC              NET
AMOUNT OF PURCHASE       OFFERING PRICE      ASSET VALUE*        REALLOWANCE%
$0 to $99,999                 3.00               3.09                2.50
$100,000 to $249,999          2.50               2.56                2.00
$250,000 to $499,999          2.00               2.04                1.60
$500,000 to $999,999          1.50               1.52                1.20
$1,000,000 and up             0.00               0.00                0.00

* Rounded to the nearest one-hundredth percent.

The offering price for the Fund's shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDEMPTIONS  A  contingent   deferred  sales  charge  ("CDSC")  is  assessed  on
redemptions of shares that were part of a purchase of $1 million or more. The CDSC is assessed as follows:

        REDEEMED WITHIN                         SALES CHARGE
     First year of purchase                        1.00%
    Second year of purchase                        0.50%

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied. The commission paid to certain financial institution selling shares equals the CDSC charged on the redemption.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem Fund shares without a sales charge. Please see the SAI for further information.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a higher sales charge than the Fund, you will have to pay the difference between that fund's sales charge and the Fund's sales charge at the time of the exchange. If you exchange into a fund that has no sales charge or a lower sales charge than the Fund, you will not have to pay a sales charge at the time of the exchange. An exchange is a sale and purchase of shares and may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.



               HOW TO EXCHANGE

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of each fund you are exchanging
   o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE

o Call us with your request (unless you declined telephone exchange privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification

                                                               OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be subject to any Federal income or excise taxes on its net investment income (including short-term capital gains) and net long-term capital gains.


Generally, you are not subject to Federal or Maine state income tax on the Fund's distributions of its tax-exempt interest income (other than the Federal and Maine "alternative minimum taxes" (the "Federal AMT" and "Maine AMT," respectively). However, if you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. The Fund's distributions of taxable interest, other investment income and short-term capital gains are taxable to you as ordinary income. The Fund's distributions of its net long-term capital gains are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. It is anticipated that a substantial portion of the Fund's net investment income will be exempt from Federal and Maine state income tax other than the AMT.


Distributions of the Fund's interest income on certain private activity bonds are an item of tax preference for purposes of the Federal AMT applicable to individuals and corporations. Distributions of net income from tax-exempt obligations are included in "adjusted current earnings" of corporations for Federal AMT purposes. The Maine AMT is based, in part, on the Federal AMT.

If you buy shares of the Fund just before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.


Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.


The Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                                            FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor's report are included in the Annual Report dated March 31, 2003, which is available upon request, without charge.

                                                                         YEARS ENDED MARCH 31,
                                                      2003         2002          2001         2000         1999

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value Per Share                  $10.97       $11.06        $10.62       $11.07       $11.05
Investment Operations:
   Net investment income                               0.39         0.42          0.46         0.48         0.49
   Net realized and unrealized gain (loss) on
       investments                                     0.38        (0.09)         0.44        (0.44)        0.07
Total from Investment Operations                       0.77         0.33          0.90         0.04         0.56
Less Distributions:
   From net investment income                         (0.39)       (0.42)        (0.46)       (0.48)       (0.49)
   From net realized capital gain                         -(c)         -             -        (0.01)       (0.05)
Total Distributions                                   (0.39)       (0.42)        (0.46)       (0.49)       (0.54)
Ending Net Asset Value Per Share                     $11.35       $10.97        $11.06       $10.62       $11.07

OTHER INFORMATION
Ratios to Average Net Assets:
  Net expenses                                         0.95%        0.95%         0.84%        0.60%        0.60%
  Gross expenses(a)                                    1.22%        1.32%         1.37%        1.31%        1.32%
  Net investment income                                3.49%        3.82%         4.28%        4.50%        4.42%
Total Return(b)                                        7.16%        3.06%         8.69%        0.43%        5.19%
Portfolio Turnover Rate                                  26%          13%           19%          23%          29%
Net Assets at End of Period (in thousands)          $37,847      $38,033       $33,422      $31,938      $32,659

(a)  Reflects   expense  ratio  in  the  absence  of  fee  waivers  and  expense reimbursements.
(b)  Does not include sales charges.
(c)  Less than $0.01 per share.

FOR MORE INFORMATION
                                                                                             FORUM
                           ANNUAL/SEMI-ANNUAL REPORTS                                        FUNDS
        Additional information about the Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In the
         Fund's annual report, you will find a discussion of the market                      MAINE
      conditions and investment strategies that significantly affected the            TAXSAVER BOND FUND
                Fund's performance during its last fiscal year.


                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about the Fund and is
      incorporated by referenceinto, and thus is part of, this Prospectus.             www.forumfia.com


                              CONTACTING THE FUND
     You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                        FORUM SHAREHOLDER SERVICES, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (800) 94FORUM
                                 (800) 943-6786
                                 (207) 879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
         You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                       Securities and Exchange Commission
                          Washington, D.C. 20549-1020
                       E-mail address: publicinfo@sec.gov                                   [LOGO]

      Fund information, including copies of the annual/semi-annual reports                Forum Funds
        and the SAI, is available on the SEC's Web site at www.sec.gov.                   P.O. Box 446
                                                                                     Portland, Maine 04112
                    Investment Company Act File No. 811-3023                             (800) 94FORUM
                                                                                         (800) 943-6786
                                                                                         (207) 879-0001

FORUM
FUNDS                                                 PROSPECTUS


                                                      AUGUST 1, 2003

NEW HAMPSHIRE TAXSAVER
BOND FUND SEEKS A HIGH LEVEL
OF CURRENT INCOME EXEMPT FROM                         NEW  HAMPSHIRE
BOTH FEDERAL INCOME TAX (OTHER                        TAXSAVER BOND FUND
THAN THE ALTERNATIVE MINIMUM
TAX) AND NEW HAMPSHIRE STATE
INTEREST AND DIVIDENDS TAX.

THE FUND DOES NOT PAY RULE 12B-1
(DISTRIBUTION) FEES.


THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE FUND'S
SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                    [IMAGE]

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                                 2


         Investment Objective                                       2
         Principal Investment Strategies                            2
         Principal Investment Risks                                 4
         Who May Want to Invest in the Fund                         5


PERFORMANCE                                                         6

FEE TABLE                                                           7

MANAGEMENT                                                          8


YOUR ACCOUNT                                                       10


         How to Contact the Fund                                   10
         General Information                                       10
         Buying Shares                                             12
         Selling Shares                                            14
         Sales Charges                                             16
         Exchange Privileges                                       17

OTHER INFORMATION                                                  19

FINANCIAL HIGHLIGHTS                                               21

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

New Hampshire TaxSaver Bond Fund (the "Fund") seeks a high level of current income exempt from both Federal income tax (other than the alternative minimum tax ("AMT")) and New Hampshire state interest and dividend tax.

PRINCIPAL  INVESTMENT  STRATEGIES

The Fund invests, under normal circumstances, 80% of its total assets in bonds, including municipal securities and U.S. Government securities, the interest from which is exempt from both Federal income tax and New Hampshire interest and dividends tax. The Fund may, however, invest up to 20% of its total assets in securities the interest income on which is subject to Federal income tax or New Hampshire state interest and dividends tax. Generally, the weighted average maturity of the Fund's portfolio securities is between 5 and 15 years.


[CALLOUT BOX:

CONCEPTS TO UNDERSTAND

DEBT SECURITY means a security that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

MATURITY means the date on which a debt security is (or may be) due and payable.

NRSRO means a "nationally recognized statistical rating organization," such as Standard and Poor's, that rates debt securities and relative credit risk.

MUNICIPAL SECURITY means a debt security issued by or on behalf of the State of New Hampshire, its local governments and public finance authorities and U.S. territories and possessions, the interest on which is exempt from Federal income tax (other than AMT) and New Hampshire state interest and dividends tax. ]


THE ADVISER'S PROCESS The Fund's investment adviser (the "Adviser") continuously monitors economic factors, such as interest rate outlooks, and technical factors, such as the shape of the yield curve, in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund's investment portfolio. The Adviser then principally searches for securities that satisfy the maturity profile of the Fund and provide the greatest potential return relative to risk of the security. The Adviser may sell a debt security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o A more attractive security is found or funds are needed for another purpose
     o The Adviser believes that the security has reached its appreciation potential

INVESTMENT POLICIES The Fund invests, under normal circumstances, 80% of its total assets in bonds, including municipal securities and U.S. Government securities, the interest from which is exempt from both Federal income tax and New Hampshire interest and dividends tax ("80% Policy"). The Fund must provide shareholders with 60 days prior written notice if it decreases the percentage limitations associated with its 80% Policy. The Fund may, however, invest up to 20% of its total assets in securities the interest income on which is subject to Federal income tax or New Hampshire state interest and dividends tax. Municipal securities include municipal bonds, notes and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term debt securities. The Fund invests in general obligation securities and revenue securities, including private activity bonds. Generally, the weighted average maturity of the Fund's portfolio securities is between 5 and 15 years.


TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and short-term U.S. Government securities. During such times, the Fund may not be pursuing its investment objective.

[CALLOUT BOX:

CONCEPTS TO UNDERSTAND

YIELD CURVE means a graph that plots the yield of all bonds of similar quality against the bonds' maturities.

PRIVATE ACTIVITY BOND means a bond that is issued by or on behalf of public authorities to finance privately operated facilities. Private activity bonds are primarily revenue securities.

U.S. GOVERNMENT SECURITIES means debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

GENERAL OBLIGATION SECURITY means a security whose principal and interest payments are secured by a municipality's full faith and credit and taxing power.

REVENUE SECURITY means a security whose principal and interest generally are payable from revenues of a particular facility, class of facilities or from the proceeds of a special excise or other tax. ]

PRINCIPAL INVESTMENT RISKS

GENERAL An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:
     o The Fund's share price, yield and total return will fluctuate in response to price movements in the debt securities markets
     o The value of most debt securities falls when interest rates rise; the longer a debt security's maturity and the lower its credit quality, the more its value typically falls in response to an increase in interest rates
     o The Fund cannot collect interest and principal payments on a debt security if the issuer defaults
     o Issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates
     o The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration of the Fund in securities of a limited number of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers
     o Economic and political changes in New Hampshire may have a greater effect on the Fund than if the Fund invested in municipal securities of various states
     o    The Adviser may make poor investment  decisions

The Fund's net asset value, yield and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.



SPECIFIC RISKS OF NEW HAMPSHIRE MUNICIPAL SECURITIES Economic or political factors in New Hampshire may adversely affect issuers of New Hampshire municipal securities. Adverse economic or political factors will affect the Fund's net asset value more than if the Fund invested in more geographically diverse investments. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

The following is a summary of recent Nationally Recognized Statistical Rating Organization (NRSRO) ratings of New Hampshire municipal securities. The major NRSROs have rated recent New Hampshire general obligation or state-guaranteed bond issues as follows: Moody's Investor Services ("Moody's") - Aa2; Standard & Poor's ("S&P") - AA+; Fitch Ratings ("Fitch")- AA+. A recent bond issued by the New Hampshire Municipal Bond Bank without state guarantee has been separately rated Aa2 by Moody's, AAA by Fitch and AA by S&P. Bond ratings of individual municipalities in New Hampshire vary in accordance with rating agencies' estimates of the issuer's relative financial strength and ability to support debt service. There can be no assurance that New Hampshire general obligations or any New Hampshire municipal securities owned by the Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of New Hampshire is contained in the Statement of Additional Information ("SAI").


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
     o Are an income-oriented investor in a high tax bracket and desire tax-exempt income o Seek more price stability than stocks offer
     o    Seek capital preservation
     o    Are pursuing a long-term goal

The Fund may NOT be appropriate for you if you:
     o    Are pursuing a short-term goal or are investing emergency reserves
     o Are investing funds in a tax deferred or tax-exempt account (such as an IRA)
     o    Do not desire tax-exempt income

PERFORMANCE
--------------------------------------------------------------------------------

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated. The chart does not reflect sales charges and, if reflected, the annual total return would be less than shown.

[EDGAR REPRESENTATION OF BAR CHART:
1993-    11.86%
1994-    -4.59%
1995-    14.76%
1996-     3.59%
1997-     7.63%
1998-     6.13%
1999-    -1.29%
2000-     8.53%
2001-     4.19%
2002-     6.64% ]

The calendar year-to-date total return as of June 30, 2003 was 2.29%


During the periods shown in the chart, the highest quarterly return was 5.76% (for the quarter ended March 31, 1995) and the lowest quarterly return was -5.10% (for the quarter ended March 31, 1994).


The following table compares the Fund's average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sales of Fund shares as of December 31, 2002 to the Lehman Brothers 10-Year Municipal Bond Index.


NEW HAMPSHIRE TAXSAVER BOND FUND

                                           1 YEAR      5 YEARS    10 YEARS
Return Before Taxes                         3.44%       4.15%       5.28%
Return After Taxes on Distributions         3.30%       4.08%       5.24%
Return After Taxes on Distributions         3.68%       4.12%       5.14%
and Sale of Fund Shares
--------------------------------------- -----------  ----------  ------------
Lehman Brothers 10-Year Municipal Bond     10.17%       6.12%       6.82%
Index


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Lehman Brothers 10-Year Municipal Bond Index is a market index of investment grade, fixed-rate municipal securities with an average maturity of 10 years. The index is unmanaged and reflects the reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the index's performance does not reflect the effect of expenses.

FEE TABLE
--------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                          3.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Distributions                                                     None
Maximum Deferred Sales Charge (Load)                             1.00%(1)
Redemption Fee                                                    None
Exchange Fee                                                      None

(1)Applicable only on purchases of $1 million or more

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                  0.40%
Distribution (12b-1) Fees                                         None
Other Expenses                                                   1.63%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                          2.03%
Fee Waiver and Expense Reimbursement(2)                          1.08%
Net Expenses                                                     0.95%

(1) Based on amounts incurred during the Fund's fiscal year ended March 31, 2003 stated as a percentage of average daily net assets.
(2) Based on certain contractual fee waivers and expense reimbursements that may change after July 31, 2004.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses and net expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


   1 YEAR         3 YEARS         5 YEARS         10 YEARS
    $394           $816            $1,264          $2,504

MANAGEMENT
--------------------------------------------------------------------------------

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

THE ADVISER

The Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board of the Trust.


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. For the fiscal year ended March 31, 2003, the Adviser waived all of its advisory fee.

As of June 30, 2003, the Adviser had approximately $1.3 billion of assets under management.


PORTFOLIO MANAGER


LES C. BERTHY, Senior Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund since its inception. Mr. Berthy has nearly 31 years of experience in the investment industry. Prior to his association with the Adviser in January 1991, Mr. Berthy was Managing Director and Co-Chief Executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of June 30, 2003, Forum provided services to investment companies and collective investment funds with assets of approximately $4.8 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES

The Fund pays for its own expenses. The Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


Certain service providers have undertaken to waive a portion of their fees and reimburse certain expenses in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.95% or less of the average daily net assets of the Fund until July 31, 2004.

YOUR ACCOUNT
--------------------------------------------------------------------------------
[CALLOUT BOX:

HOW TO CONTACT THE FUND


WRITE TO US AT:
  Forum Funds
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT  ADDRESS:
  Forum  Funds
  Two Portland  Square
  Portland, Maine 04101


TELEPHONE US AT:
  (800)  94FORUM or
  (800) 943-6786 (Toll Free)
  (207)  879-0001


WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
  Deutsche Bank Trust
  Company  Americas
  New York, New York
  ABA  #021001033
  FOR  CREDIT  TO:
  Forum Shareholder Services, LLC
  Account # 01-465-547
  New Hampshire TaxSaver Bond Fund
  (Your Name)
  (Your Account Number)  ]

GENERAL INFORMATION

You may purchase or sell (redeem) Fund shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) the Fund's shares at the net asset value of a share ("NAV") plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 12 through 18). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV plus the applicable sales charge. The Fund cannot accept orders that request a particular accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any The Fund also reserves the right to refuse, cancel, or rescind any purchase or service or privilege, including systematic investments and withdrawals, exchange order, to freeze any account and suspend account services when notice wire redemption privileges, telephone redemption privileges and exchange has been received of dispute between the registered or beneficial account owners privileges. or there is reason to believe a fraudulent transaction may occur, and to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the Fund is unable, through its procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which the NAV is calculated may change in case of an emergency.


The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different from those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds."


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


         WIRES Instruct the U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                           MINIMUM INITIAL         MINIMUM ADDITIONAL
                              INVESTMENT               INVESTMENT

Standard Accounts               $2,000                    $250
Accounts with
Systematic Investment
Plans                             $250                    $250

ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                                 REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR  TRANSFERS  TO A MINOR (UGMA,  UTMA)                   o  Depending  on  state  laws,  you  can set up a   custodial
These accounts  provide a way to give money                        a custodial  account  under the UGMA or the UTMA
to child and obtain tax benefits                                o  The custodian must sign instructions in a manner
                                                                   indicating custodial capacity
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
                                                                o  The trust must be established before an account can be
TRUSTS                                                             opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees

INVESTMENT PROCEDURES
                  HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o  Fill out an investment slip from a confirmation or write
o  Complete the application (and other required                    us a letter
   documents)                                                   o  Write your account number on your check
o  Mail us your application (and other required documents)      o  Mail us the slip (or your letter) and the check
   and a check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required                 o  Instruct your financial institution to wire your money
   documents)                                                      to us
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money
   to us
BY ACH PAYMENT                                                  BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application                  o  Complete the systematic investment section of
o  Complete the application (and other required                    the application
   documents)                                                   o  Attach a voided check to your application
o  Call us to fax the completed application (and other          o  Mail us the completed application and voided check
   required documents) and we will assign you an account        o  We will electronically debit your purchase
   number                                                          proceeds from the financial institution account
o  Mail us your original application (and other required           identified in your account application
   documents)
o  We will electronically debit your purchase proceeds
   from the financial institution account identified
   on your account application


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your account at your designated financial institution by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes purchase and exchange requests from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or other identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which could take up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o   Your name(s) and signature(s)
     o   Your account number
     o   The Fund name
     o   The dollar amount or number of shares you want to sell
     o   How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation BY
WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o   Your account number
     o   Exact name(s) in which the account is  registered
     o   Additional  form of identification
o    Redemption proceeds will be:
     o   Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application



WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated financial institution account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

PURCHASES A sales charge is assessed on purchases of the Fund's shares as follows:



                            SALES CHARGE (LOAD) AS % OF
                             PUBLIC               NET
 AMOUNT OF PURCHASE       OFFERING PRICE      ASSET VALUE*       REALLOWANCE %
--------------------------------------------------------------------------------
 $0 to $99,999                3.00               3.09               2.50
 $100,000 to $249,999         2.50               2.56               2.00
 $250,000 to $499,999         2.00               2.04               1.60
 $500,000 to $999,999         1.50               1.52               1.20
 $1,000,000 and up            0.00               0.00               0.00

         *Rounded to the nearest one-hundredth percent.

The offering price for the Fund's shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDEMPTIONS  A  contingent   deferred  sales  charge  ("CDSC")  is  assessed  on
redemptions of shares that were part of a purchase of $1 million or more. The CDSC is assessed as follows:

         REDEEMED WITHIN                  SALES CHARGE
        First year of purchase               1.00%
        Second year of purchase              0.50%

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied. The commission paid to certain financial institutions selling shares equals the CDSC charged on the redemption.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem Fund shares without a sales charge. Please see the SAI for further information.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a higher sales charge than the Fund, you will have to pay the difference between that fund's sales charge and the Fund's sales charge at the time of the exchange. If you exchange into a fund that has no sales charge or a lower sales charge than the Fund, you will not have to pay a sales charge at the time of the exchange. An exchange is a sale and purchase of shares and may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                                 HOW TO EXCHANGE
BY MAIL
o   Prepare a written request including:
    o  Your name(s) and signature(s)
    o  Your account number
    o  The names of each fund you are exchanging
    o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee (if required)
o   Mail us your request and documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone exchange privileges on your account application)
o   Provide the following information:
    o  Your account number
    o  Exact name(s) in which  account is  registered
    o  Additional  form of identification

                                                              OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund distributes its net investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be subject to any Federal income or excise taxes on its net investment income (including short-term capital gains) and net long-term capital gains.

Generally, the Fund's distributions of its tax-exempt interest income are not subject to Federal income tax (other than the "AMT") and New Hampshire state interest and dividends tax. However, if you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. The Fund's distributions of taxable interest, other net investment income and short-term capital gain are taxable to you as ordinary income. The Fund's distributions of its net long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. It is anticipated that a substantial portion of the Fund's net income will be exempt from Federal income tax (other than the AMT) and New Hampshire state interest and dividends tax.

Distributions of the Fund's interest income on certain private activity bonds are an item of tax preference for purposes of the Federal AMT applicable to individuals and corporations. Distributions of net income from tax-exempt obligations are included in "adjusted current earnings" of corporations for Federal AMT purposes.

If you are subject to the New Hampshire state interest and dividends tax, you will generally not be taxable on the net income paid by the Fund to the extent that the Fund invests in New Hampshire tax-exempt municipal securities or U.S. Government securities. Net income paid by the Fund from other forms of investment will be subject to the interest and dividends tax. Special interest and dividends tax rules apply to net income received by trusts, estates, partnerships, limited liability companies and "S" corporations and their beneficiaries or owners, if all or some of its beneficiaries or owners are not New Hampshire residents.

If you are subject to the New Hampshire business profits tax, taxable business profits do not include the New Hampshire apportioned amount of net income paid by the Fund to the extent that the Fund invests in Federal income tax-exempt municipal securities or U.S. Government securities.

If you buy shares of the Fund just before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.


Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.


The Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor's report are included in the Annual Report dated March 31, 2003, which is available upon request, without charge.

                                                                         YEAR ENDED MARCH 31,
                                                     2003          2002          2001          2000          1999
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value Per Share                $10.65        $10.74         $10.33       $10.80         $10.73
                                                ------------- ------------- ------------- ------------- ------------
Investment Operations:
   Net investment income                             0.40          0.42           0.44         0.47           0.46
   Net realized and unrealized gain (loss) on
        investments                                  0.30         (0.09)          0.41        (0.47)          0.13
                                                ------------- ------------- ------------- ------------- ------------
 Total from Investment Operations                    0.70          0.33           0.85          --            0.59
                                                ------------- ------------- ------------- ------------- ------------
Less Distributions:
   From net investment income                       (0.40)        (0.42)         (0.44)       (0.47)         (0.46)
   From net realized gain                           (0.07)         --(c)           --          --(c)         (0.06)
                                                ------------- ------------- ------------- ------------- ------------
Total Distributions                                 (0.47)        (0.42)         (0.44)       (0.47)         (0.52)
                                                ------------- ------------- ------------- ------------- ------------
Ending Net Asset Value Per Share                   $10.88        $10.65         $10.74       $10.33         $10.80
                                                ============= ============= ============= ============= ============
OTHER INFORMATION
Ratios to Average Net Assets:
   Net expenses                                      0.95%         0.95%          0.84%        0.60%          0.60%
   Gross expenses(a)                                 2.03%         1.86%          1.82%        1.59%          1.53%
   Net investment income                             3.71%         3.88%          4.18%        4.46%          4.28%
Total Return(b)                                      6.65%         3.11%          8.41%        0.03%          5.61%
Portfolio Turnover Rate                                20%           21%            24%          19%            42%
Net Assets at End of Period (in thousands)        $10,198       $11,843        $12,626      $11,644        $15,227


(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(b)  Total return calculations do not include sales charge.
(C)  Less than $0.01 per share.


FOR MORE INFORMATION                                                                            FORUM
                                                                                                FUNDS
                           ANNUAL/SEMI-ANNUAL REPORTS
 Additional information about the Fund's investments is available in the Fund's
  annual/semi-annual reports to shareholders. In the Fund's annual report, you          NEW HAMPSHIRE TAXSAVER
 will find a discussion of the market conditions and investment strategies that                BOND FUND
   significantly affected the Fund's performance during its last fiscal year.

                                                                                           www.forumfia.com
                  STATEMENT OF ADDITIONAL  INFORMATION  ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference into, and thus is a part of, this Prospectus.


                               CONTACTING THE FUND
 You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the
                                    Fund at:

                         FORUM SHAREHOLDER SERVICES, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                  (800) 94FORUM
                                 (800) 943-6786
                                 (207) 879-0001

           SECURITIES AND EXCHANGE COMMISSION INFORMATION You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public
  Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee,
                           by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission                                        [LOGO]
                           Washington, D.C. 20549-0102                                        Forum Funds
                       E-mail address: publicinfo@sec.gov                                     P.O. Box 446
                                                                                         Portland, Maine 04112
  Fund information, including copies of the annual/semi-annual reports and SAI,              (800) 94FORUM
               is available on the SEC's Web site at www.sec.gov.                            (800) 943-6786
                                                                                             (207) 879-0001
                    Investment Company Act File No. 811-3023


FORUM                                            PROSPECTUS
FUNDS(R)


                                                 JULY 31, 2003


PAYSON VALUE FUND SEEKS
HIGH TOTAL RETURN (CAPITAL                       PAYSON VALUE FUND
APPRECIATION AND CURRENT                         PAYSON BALANCED FUND
INCOME) BY INVESTING IN A
DIVERSIFIED PORTFOLIO OF
COMMON STOCK AND SECURITIES
CONVERTIBLE INTO COMMON
STOCK, WHICH APPEAR TO BE
UNDERVALUED IN THE
MARKETPLACE.

PAYSON BALANCED FUND SEEKS
A COMBINATION OF HIGH CURRENT
INCOME AND CAPITAL
APPRECIATION BY INVESTING IN
COMMON STOCK AND SECURITIES
CONVERTIBLE INTO COMMON
STOCK, WHICH APPEAR TO BE
UNDERVALUED, AND IN
INVESTMENT GRADE DEBT
SECURITIES, INCLUDING U.S.
GOVERNMENT, GOVERNMENT
AGENCY AND CORPORATE
OBLIGATIONS.

THE FUNDS DO NOT PAY RULE
12B-1 (DISTRIBUTION) FEES.

THE  SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED EITHER FUND'S
SHARES OR DETERMINED WHETHER
THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL
OFFENSE.

TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                2


         Investment Objectives                                     2
         Principal Investment Strategies                           2
         Principal Investment Risks                                3
         Who May Want to Invest in the Funds                       3


PERFORMANCE                                                        4

FEE TABLES                                                         6

MANAGEMENT                                                        10

YOUR ACCOUNT                                                      12

         How to Contact the Funds                                 12
         General Information                                      12
         Buying Shares                                            13
         Selling Shares                                           15
         Exchange Privileges                                      17
         Retirement Accounts                                      18

OTHER INFORMATION                                                 20

FINANCIAL HIGHLIGHTS                                              21

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND                    INVESTMENT OBJECTIVES

COMMON STOCK means an equity or           PAYSON VALUE FUND (a "Fund") seeks high total return (capital appreciation
ownership interest in a company.          and current income) by investing in a diversified portfolio of common stock and securities convertible into common stock, which appear to be
CONVERTIBLE SECURITY means a security,    undervalued in the marketplace.
such as a preferred stock or bond, that
may be converted into a specified         PAYSON BALANCED FUND (a "Fund") seeks a combination of high current income
number of shares of common stock.         and capital appreciation by investing in common stock and securities convertible into common stock, which appear to be undervalued, and in
VALUE COMPANY means a company whose       investment grade debt securities, including U.S. government, government
market price is low relative to its       agency and corporate obligations.
financial condition, price history
and/or the stock of comparable            PRINCIPAL INVESTMENT STRATEGIES
companies.
                                          PAYSON VALUE FUND invests primarily in common stock and convertible
MARKET CAPITALIZATION means the value     securities of large and medium size domestic value companies.  Large size
of a company's common stock in the        domestic companies typically have market capitalizations in excess of $12
stock market.                             billion.  Medium size domestic companies typically have market capitalizations in the range of $2 billion to $12 billion.
DEBT SECURITY means a security such as
a bond or note that  obligates  the       PAYSON  BALANCED  FUND invests  primarily in common stock and
issuer to pay the security owner a        convertible securities of large and medium size domestic value companies.
specified sum of money (interest) at      Large size domestic companies typically have market capitalizations in
set intervals as well as to repay the     excess of $12 billion. Medium  domestic companies typically have market
principal amount of the security at its   capitalizations in the range of $2 billion to $12 billion. The Fund also
maturity.                                 invests in investment grade debt securities, including U.S. Government securities and corporate bonds and notes issued by large and medium size
BOND means a debt security with a         domestic companies that have an average weighted maturity between 3 and
long-term maturity of usually 5 years     5 years.  The Fund may purchase a security only if, immediately after
or longer.                                purchase, at least 25% of the Fund's net assets are invested in debt securities, including U.S. Government securities.
NOTE means a debt security with a
short-term maturity, usually less than    THE ADVISER'S PROCESS  The Funds' investment adviser (the "Adviser")
5 years.                                  maintains a long-term, equity-oriented perspective, being much less concerned with investment performance on a quarterly or shorter basis than
U.S.  GOVERNMENT  SECURITIES  means       with real,  long-term growth of income. Investment time horizon is the
debt securities  issued or guaranteed     the paramount determinant of long-term investment strategy, and each Fund has
by U.S. Government, its agencies          a long-term time horizon.
or  instrumentalities.
                                          The Adviser uses both a quantitative and a fundamental approach to identify
INVESTMENT GRADE SECURITY means a         stocks that are undervalued compared to the company's financial  condition.
security rated in one of the four         The Adviser first conducts a fundamental analysis of prospective companies
highest ratings categories by a           to determine their near and long-term financial prospects and then uses
nationally recognized statistical         quantitative measurements, including price/earnings ratios, price/book
rating organization ("NRSRO"), such as    ratios, price/sales ratios, dividend yields and profitability, to select those
Standard & Poor's, or unrated and         stocks that appear undervalued.
determined to be of comparable
quality by the Funds' Adviser.            With respect to Payson Balanced Fund's investment in debt securities, the
                                          Adviser continuously monitors interest rate outlooks,  the shape of the yield
                                          curve and other  economic  factors  to determine  an   appropriate   maturity
                                          profile  for  the  Fund's   investment portfolio  consistent  with the Fund's
                                          objective. In particular,  the Adviser watches  the  yield  spreads   between
                                          higher   and   lower    quality   debt securities,  between different sectors
                                          of the economy  and between  different types of debt  securities  to identify
                                          those   securities  that  provide  the highest yield at the best price.


The Adviser continuously monitors the investments in a Fund's portfolio to determine if there have been any fundamental changes in the companies or issuers. The Adviser may sell a security if: o The security subsequently fails to meet the Adviser's initial investment criteria o A more attractively priced security is found or if funds are needed for other purposes o The Adviser believes that the security has reached its appreciation potential o Revised economic forecasts or interest rate outlook requires a repositioning of debt securities held by Payson Balanced Fund


TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, a Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. As a result, the Fund may be unable to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


GENERAL RISKS An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money on your investment in a Fund or a Fund could underperform other investments. The principal risks of an investment in a Fund include:

o    The stock or bond  market  goes down
o    Value  stocks fall out of favor with the stock market
o    The stock market continues to undervalue the stocks in a Fund's portfolio
o The stock prices of medium capitalization companies may fluctuate more than the stock prices of larger capitalization companies
o    The judgment of the Adviser as to the value of a stock proves to be wrong


A Fund's net asset value, yield and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that a Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

Because each Fund uses a value approach to select potential stock or debt securities, there is the risk that the market will not recognize the intrinsic value of the Fund's investments for an unexpectedly long time. Further, the security prices of medium size companies may fluctuate more significantly than the security prices of larger size companies. Generally, this increased volatility is due to the fact that securities of medium size companies are traded less frequently and are less liquid than securities of large size companies. Also, there is usually less information available on medium size companies than on larger size companies.

RISKS  OF  DEBT  SECURITIES   Because  Payson  Balanced  Fund  invests  in  debt
securities, the Fund has the following additional risks:


o The Fund's share price, yield and total return will fluctuate in response to price movements in the debt securities markets
o The value of most debt securities falls when interest rates rise; the longer a debt security's maturity and the lower its credit quality, the more its value typically falls in response to an increase in interest rates
o The Fund will not collect interest and principal payments on a debt security if the issuer defaultso
o Issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates


WHO MAY WANT TO INVEST IN THE FUNDS

A Fund may be appropriate for you if you:
o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term goal
o    Are willing to accept higher short-term risk

An investment in Payson Balanced Fund also may be appropriate for you if you seek income with a greater degree of price stability compared to stock investments.

A Fund may NOT be appropriate for you if you:
o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal
o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE
--------------------------------------------------------------------------------

The following charts illustrate the variability of a Fund's returns. The charts and the tables provide some indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

PAYSON VALUE FUND


The following chart shows the Fund's annual total return for the last 10 calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
1993-   19.38%
1994-   -3.67%
1995-   28.18%
1996-   18.95%
1997-   31.62%
1998-    5.79%
1999-   10.19%
2000-    7.41%
2001-   -7.57%
2002-  -26.39% ]

The calendar  year-to-date  total return as of June 30, 2003 was 9.46%.

During the periods shown in the chart, the highest quarterly return was 16.87% (for the quarter ended December 31, 1998) and the lowest quarterly return was -20.70% (for the quarter ended September 30, 2002).

The following table compares the Fund's average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sales of Fund shares as of December 31, 2002 to the Standard & Poor's Composite 500 Index ("S&P 500 Index").



PAYSON VALUE FUND(1)
                                         1 YEAR      5 YEARS      10 YEARS
Return Before Taxes                     -26.39%       -3.16%        6.99%
Return After Taxes on Distributions     -26.53%       -4.25%        5.63%
Return After Taxes on Distributions     -16.21%       -2.30%        5.68%
and Sale of Fund Shares
------------------------------------  -----------  -----------  --------------
S&P 500 Index                           -22.10%       -0.58%        9.34%



(1)Effective March 13, 2002, the Fund eliminated all sales charges associated with the purchase and redemption of its shares. Accordingly, the performance information presented does not reflect the imposition of any sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is a market index of common stock. The S&P 500 Index is unmanaged and reflects reinvestment of dividends. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

PAYSON BALANCED FUND


The following chart shows the Fund's annual total return for the last 10 calendar years.

[EDGAR REPRESENTATION OF BAR CHART:
1993-   15.98%
1994-   -4.20%
1995-   28.33%
1996-   11.20%
1997-   20.99%
1998-    3.53%
1999-   -2.96%
2000-   12.66%
2001-    7.25%
2002-  -19.05% ]

The calendar year-to-date total return as of June 30, 2003 was 7.44%.

During the periods shown in the chart, the highest quarterly return was 15.81% (for the quarter ended December 31, 1998) and the lowest quarterly return was -15.00% (for the quarter ended September 30, 2002).

The following table compares the Fund's average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sales of Fund shares as of December 31, 2002 to the S&P 500 Index.


PAYSON BALANCED FUND(1)
                                          1 YEAR      5 YEARS       10 YEARS
Return Before Taxes                      -19.05%       -0.35%         6.55%
Return After Taxes on Distributions      -20.01%       -2.25%         4.04%
Return After Taxes on Distributions      -11.60%       -0.95%         4.37%
and Sale of Fund Shares
-------------------------------------- ------------  -----------  --------------
S&P 500 Index                            -22.10%       -0.58%         9.34%


(1)Effective March 13, 2002, the Fund eliminated all sales charges associated with the purchase and redemption of its shares. Accordingly, the performance information presented does not reflect the imposition of any sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The S&P 500 Index is a market index of common stock. The S&P 500 Index is unmanaged and reflects the reinvestment of dividends. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

FEE TABLES
-------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will pay if you invest in a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering
     price)                                                                                      None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions                             None
     Maximum Deferred Sales Charge (Load)                                                        None
     Redemption Fee                                                                              None
     Exchange Fee                                                                                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
PAYSON VALUE FUND
     Management Fees(1)                                                                          0.80%
     Distribution (12b-1) Fees                                                                   None
     Other Expenses                                                                              1.17%
     TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                                     1.97%
PAYSON BALANCED FUND
     Management Fees(1)                                                                          0.60%
     Distribution (12b-1) Fees                                                                   None
     Other Expenses                                                                              1.11%
     TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                                     1.71%

(1) Effective April 1, 2003, the Adviser, H.M. Payson & Co., has agreed to voluntarily waive 0.25% of its Management Fee. Thus, while this waiver is in place the Management Fee for Payson Value Fund will be 0.55% and the Management Fee for Payson Balanced Fund will be 0.35%. Fee waivers may be reduced or eliminated at any time.
 (2) Based on amounts incurred during the Fund's fiscal year ended March 31, 2003 stated as a percentage of average daily net assets.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that a Fund's total annual fund operating expenses and net expenses remain the same as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    PAYSON VALUE FUND(1)       PAYSON BALANCED FUND(1)

  1 year                     $200                        $174
  3 years                    $618                        $539
  5 years                  $1,062                        $928
 10 years                  $2,296                      $2,019


(1)Effective March 13, 2002, the Funds eliminated all sales charges associated with the purchase and redemption of its shares. Accordingly, the costs presented do not reflect the imposition of any sales charges.

MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Each Fund's Adviser is H.M. Payson & Co., One Portland Square, P.O. Box 31, Portland, Maine 04112. The Adviser was founded in 1854 and was incorporated in Maine in 1987, making it one of the oldest investment firms in the United States operating under its original name.


Subject to the general control of the Board, the Adviser makes investment decisions for each Fund. The Adviser receives an advisory fee at an annual rate of 0.60% of the average daily net assets of Payson Balanced Fund and 0.80% of the average daily net assets of Payson Value Fund. For the fiscal year ended March 31, 2003, the Adviser received the entire applicable advisory fee from each Fund. However, effective April 1, 2003, the Adviser agreed to voluntarily waive 0.25% of its fee. Thus, while the waiver is in place, the fee for Payson Value Fund will be 0.55% and the fee for Payson Balanced Fund will be 0.35%. Fee waivers may be reduced or eliminated at anytime.

As of June 30, 2003, the Adviser had approximately $1.4 billion in assets under management.


PORTFOLIO MANAGERS


JOHN C. KNOX, Managing Director and Senior Research Analyst of the Adviser, has been primarily responsible for the day-to-day management of Payson Value Fund since July 10, 1995. Mr. Knox has more than 26 years of experience in the investment industry and has been associated with the Adviser since 1981. Mr. Knox is a Chartered Financial Analyst.

PETER E. ROBBINS, Managing Director and Director of Research of the Adviser, has been primarily responsible for the day-to-day management of Payson Balanced Fund since April 1, 1993. Mr. Robbins has more than 21 years of experience in the investment industry and has been associated with the Adviser since 1982, except for the period from January 1988 to October 1990. During that period, Mr. Robbins was President of Mariner Capital Group, a real estate development and non-financial asset management business. Mr. Robbins is a Chartered Financial Analyst.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to each Fund. As of June 30, 2003, Forum provided services to investment companies and collective investment funds with assets of approximately $44.8 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is each Fund's transfer agent and Forum Trust, LLC is each Fund's custodian.

FUND EXPENSES

Each Fund pays for its own expenses. Each Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any waiver or expense reimbursement increases a Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS            GENERAL INFORMATION


WRITE TO US AT:                     You may purchase or sell (redeem) a Fund's shares on each weekday that the New
  Forum Funds                       York Stock Exchange is open.  Under unusual circumstances, a Fund may accept and
  P.O. Box 446                      process orders when the New York Stock Exchange is closed if deemed appropriate
  Portland, Maine 04112             by the Trust's officers.

OVERNIGHT  ADDRESS:                 You may purchase or sell (redeem) each Fund's shares at the net asset value
  Forum  Funds                      of a  share  ("NAV")  next  calculated  after the Transfer Agent receives your
  Two Portland  Square              request in  proper form (as described in this Prospectus on pages 13 through 19).
  Portland, Maine  04101            For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV plus the applicable sales charge.  A Fund cannot accept orders that request a particular day  or price for the transaction or any other
TELEPHONE US AT:                    special conditions.
  (800)  805-8258 (Toll Free)
  (207) 879-0001                    The Funds do not issue share certificates.

WIRE INVESTMENTS                    If you purchase shares directly from a Fund, you will receive quarterly
(OR ACH PAYMENTS) TO:               statements and a confirmation of each transaction.  You should verify the
  Deutsche Bank Trust               accuracy of all transactions in your account as soon as you receive your
  Company Americas                  confirmations.
  New York, New York
  ABA #021001033                    Each Fund reserves the right to waive minimum investment amounts and may
  FOR CREDIT TO:                    temporarily suspend (during unusual market conditions) or discontinue any
  Forum Shareholder                 service or privilege, including systematic investments and withdrawals, wire
  Services, LLC                     redemption privileges, telephone redemption privileges and exchange privileges.
  Account # 01-465-547
  (Name of Your Fund)               Each Fund also reserves the right to refuse, cancel, or rescind any purchase or
  (Your Name)                       exchange order, to freeze any account and suspend account services when notice
  (Your Account Number)             has been received of dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur, and to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the Fund is unable, through its procedures, to verify information  provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the  Fund.

                                    WHEN  AND HOW NAV IS  DETERMINED  Each  Fund calculates  its NAV as of the close  of the New York Stock Exchange (normally 4:00 p.m., Eastern  Time) on each weekday  except days when the New York Stock  Exchange is closed.  Under  unusual circumstances, a Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which the NAV is calculated may change in case of an emergency.

                                    A Fund's NAV is determined by taking  the market value of the Fund's total assets, subtracting  liabilities  and then  dividing the result (net assets) by the number of the
                                    Fund's shares outstanding.  A Fund  values securities for which market  quotations are readily  available at current  market value. If market quotations are not readily available,  a Fund values securities at fair value pursuant to procedures adopted by the
                                    Board.


                                    TRANSACTIONS  THROUGH  THIRD  PARTIES If you invest through a broker or other financial institution,  the  policies  and fees (other than sales charges) charged by that institution may be different from those of a Fund.  Financial institutions may charge
                                    transaction   fees  and  may  set  different minimum investments or limitations on buying or selling shares.  These  institutions  may also  provide you with  certain  shareholder services such as periodic account statements and  trade  confirmations  summarizing  your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Funds do not accept purchases made by credit card check.


         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Payson Funds" or to one or more owners of the account and endorsed to "Payson Funds." For all other accounts, the check must be made payable on its face to "Payson Funds."


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


         WIRES Instruct the U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                                          MINIMUM INITIAL    MINIMUM ADDITIONAL
                                              INVESTMENT         INVESTMENT

Standard Accounts                              $2,000               $250
Traditional and Roth IRA Accounts              $1,000               $250
Accounts with Systematic Investment Plans        $250               $250

ACCOUNT REQUIREMENTS

               TYPE OF ACCOUNT                                                 REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR  TRANSFERS  TO A MINOR (UGMA,  UTMA)                   o  Depending  on  state  laws,  you  can set up a   custodial
These accounts  provide a way to give money                        a custodial  account  under the UGMA or the UTMA
to child and obtain tax benefits                                o  The custodian must sign instructions in a manner
                                                                   indicating custodial capacity
BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority
                                                                o  The trust must be established before an account can be
TRUSTS                                                             opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o  Fill out an investment slip from a confirmation or write
o  Complete the application (and other required                    us a letter
   documents)                                                   o  Write your account number on your check
o  Mail us your application (and other required documents)      o  Mail us the slip (or your letter) and the check
   and a check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o  Call to notify us of your incoming wire
o  Complete the application (and other required                 o  Instruct your financial institution to wire your money
   documents)                                                      to us
o  Call us to fax the completed application (and other          o  We will electronically debit your purchase proceeds
   required documents) and we will assign you an account           from the financial institution account identified
   number                                                          on your account application
o  Mail us your original application (and other required
   documents)
o  Instruct your financial institution to wire your money
   to us
BY ACH PAYMENT                                                  BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application                  o  Complete the systematic investment section of
o  Complete the application (and other required                    the application
   documents)                                                   o  Attach a voided check to your application
o  Call us to fax the completed application (and other          o  Mail us the completed application and voided check
   required documents) and we will assign you an account        o  We will electronically debit your purchase
   number                                                          proceeds from the financial institution account
o  Mail us your original application (and other required           identified in your account application
   documents)
o  We will electronically debit your purchase proceeds
   from the financial institution account identified
   on your account application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your account at your financial institution by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes purchase or exchange requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                                        HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the redemption proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o   Complete the systematic withdrawal section of the application
o   Attach a voided check to your application
o   Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated account at a financial institution by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:


o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. If you exchange into a fund that has no sales charge you will not have to pay a sales charge at the time of the exchange. An exchange is a sale and purchase of shares and may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                             HOW TO EXCHANGE
BY MAIL
o   Prepare a written request including:
    o    Your name(s) and signature(s)
    o    Your account number
    o    The names of each fund you are exchanging
    o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee (if required)
o   Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone exchange privileges on your account application
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. The Funds may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. When making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

Each Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be subject to any Federal income or excise taxes on its net investment income (including short-term capital gains) and net long-term capital gains.


A Fund's distributions of its net investment income (including short-term capital gains) are taxable to you as ordinary income. A Fund's distributions of its net long-term capital gains are taxable to you as long-term capital gain regardless of how long you have held your Fund shares.

Some of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

If you buy shares of a Fund just before it makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.


The Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION


The Trust is a Delaware business trust. Neither Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Total return in the tables represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been derived from the Fund's financial statements for the year ended March 31, 2003, which have been audited by Deloitte & Touche LLP. Each Fund's financial statements and the auditor's report are included in the Annual Report dated March 31, 2003, which is available upon request, without charge.


PAYSON VALUE FUND

                                                                  YEAR ENDED MARCH 31,
                                              2003          2002          2001          2000         1999
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share          $17.28        $17.63        $21.86        $19.30       $21.67
                                         ------------- -------------  ------------- ------------- -------------
Investment Operations:
  Net investment income (loss)                0.07         (0.01)          --           0.06          0.07
  Net realized and unrealized gain       ------------- -------------  ------------- ------------- -------------
     (loss) on investments                   (5.53)         0.05         (1.39)         3.19         (1.16)
                                         ------------- -------------  ------------- ------------- -------------
Total from Investment Operations             (5.46)         0.04         (1.39)         3.25         (1.09)
                                         ------------- -------------  ------------- ------------- -------------
Less Distributions:
  From net investment income                 (0.07)          --            --          (0.06)        (0.07)
  From net investment gain                     __          (0.39)        (2.84)        (0.63)        (1.21)
                                         ------------- -------------  ------------- ------------- -------------
Total Distributions                          (0.07)        (0.39)        (2.84)        (0.69)        (1.28)
                                         ------------- -------------  ------------- ------------- -------------
Ending Net Asset Value Per Share             $11.75        $17.28        $17.63        $21.86       $19.30
                                         ============= =============  ============= ============= =============

OTHER INFORMATION
Ratios to Average Net Assets:
  Net expenses                                1.68%         1.63%         1.57%        1.45%         1.45%
  Gross expenses(a)                           1.97%         1.85%         1.78%        1.75%         1.75%
  Net investment income                       0.51%        (0.04%)          --         0.22%         0.35%
Total Return(b)                             (31.62%)        0.35%        (6.83%)      17.20%        (4.57%)
Portfolio Turnover Rate                         25%           28%           18%          20%           41%
Net Assets at End of Period
   (in thousands)                           $11,685       $17,706       $17,562      $19,987       $18,253
=========================================

(a)  Reflects   expense  ratio  in  the  absence  of  fee  waivers  and  expense reimbursements.
(b)  Total return calculations do not include sales charge.



PAYSON BALANCED FUND

                                                                 YEAR ENDED MARCH 31,
                                            2003          2002           2001          2000          1999
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share        $12.97        $12.47        $12.42         $12.48        $14.79
                                         ------------- -------------  ------------- ------------- -------------
Investment Operations:
  Net investment income                      0.26          0.23 (b)      0.25           0.27          0.28
  Net realized and unrealized gain       ------------- -------------  ------------- ------------- -------------
   (loss) on investments                    (3.34)         0.88 (b)      0.84           0.27         (1.51)
                                         ------------- -------------  ------------- ------------- -------------
Total from Investment Operations            (3.08)         1.11          1.09           0.54         (1.23)
                                         ------------- -------------  ------------- ------------- -------------
Less Distributions:
  From net investment income                (0.25)        (0.23)        (0.25)         (0.27)        (0.28)
  From net investment gain                  (0.13)        (0.38)        (0.79)         (0.33)        (0.80)
                                         ------------- -------------  ------------- ------------- -------------
Total Distributions                         (0.38)        (0.61)        (1.04)         (0.60)        (1.08)
                                         ------------- -------------  ------------- ------------- -------------
Ending Net Asset Value Per Share            $9.51        $12.97        $12.47         $12.42        $12.48
                                         ============= =============  ============= ============= =============
OTHER INFORMATION
Ratios to Average Net Assets:
  Net expenses                               1.46%         1.44%         1.34%          1.15%         1.15%
  Gross expenses(a)                          1.71%         1.66%         1.64%          1.52%         1.49%
  Net investment income                      2.41%         1.80%(b)      1.93%          2.05%         2.07%
Total Return(c)                            (23.84)%        9.11%         8.99%          4.53%        (8.20)%
Portfolio Turnover Rate                        37%           56%           64%            54%          100%
Net Assets at End of Period
   (in thousands)                          $13,923       $19,174       $16,626        $18,596       $23,189
---------------------------------------


(a) Reflects expense ratio in the absence of fee waivers and expense reimbursements.
(b) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.10%. Per share ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(c)  Total return calculations do no include sales charge.

FOR MORE INFORMATION

                          ANNUAL/SEMI-ANNUAL REPORTS                                              FORUM
                                                                                                  FUNDS
   Additional information about each Fund's investments is available in the
   Fund's annual/semi-annual reports to shareholders. In each Fund's annual
  report,  you will find a discussion of the market  conditions  and  investment            PAYSON VALUE FUND
 strategies that significantly affected the Fund's performance during its last            PAYSON BALANCED FUND
                                 fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")


       The SAI provides more detailed information about each Fund and is incorporated by reference, and thus is part of, this Prospectus.


                             CONTACTING THE FUNDS

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about each Fund by contacting the
                                   Fund at:

                        FORUM SHAREHOLDER SERVICES, LLC
                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 805-8258
                                (207) 879-0001

                SECURITIES AND EXCHANGE COMMISSION INFORMATION

 You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and
  Exchange  Commission  ("SEC").  The scheduled hours of operation of the Public
 Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee,
                          by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission                                       LOGO
                          Washington, D.C. 20549-0102                                       Forum Funds
                      E-mail address: publicinfo@sec.gov                                    P.O. Box 446
                                                                                       Portland, Maine 04112
                                                                                          (800) 805-8258
    Fund information, including copies of the annual/semi-annual reports and              (207) 879-0001
            the SAI, is available on the SEC's Web site at www.sec.gov.


             SHAKER
                   FUND


PROSPECTUS         A Shares                 Shaker Fund seeks long-term capital
AUGUST 1, 2003     B Shares                 appreciation by investing primarily
                   C Shares                 in the common stock of domestic
                   Intermediary Shares      growth companies.



        [Picture: Tree]
                                        The Securities and Exchange
                                        Commission has not approved
                                        or disapproved the Fund's shares
                                        or determined whether this
                                        Prospectus is accurate or complete.
                                        Any representation to the
                                        contrary is a criminal offense.

                                                                     SHAKER FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                                         2


    Investment Objective                                                    2

    Principal Investment Strategies                                         2

    Principal Investment Risks                                              3

    Who May Want to Invest in the Fund                                      4

PERFORMANCE INFORMATION                                                     5

FEE TABLES                                                                  7

MANAGEMENT                                                                  9

YOUR ACCOUNT                                                               11

   General Information                                                     11

   Buying Shares                                                           12

   Selling Shares                                                          15

   Sales Charges                                                           19

   Exchange Privileges                                                     21

ADVISER'S PAST PERFORMANCE                                                 22

OTHER INFORMATION                                                          24

FINANCIAL HIGHLIGHTS                                                       25

SHAKER FUND

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


[MARGIN CALLOUT BOX: CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and reasonable stock prices.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.]

This Prospectus offers four classes of Shaker Fund, (the "Fund"). Intermediary Shares are designed for retail investors purchasing fund shares through fee based financial advisors. A Shares, B Shares and C Shares are designed for retail investors purchasing fund shares individually or through financial institutions.


INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in the common stock of small- and medium-sized domestic growth companies. Small domestic companies typically have market capitalizations of less than $1.5 billion at the time of investment. Medium domestic companies typically have market capitalizations in the range of $1.5 billion to $12 billion.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES Shaker Investments, LLC, the Fund's investment adviser (the "Adviser") relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. As part of this analysis, the Adviser may visit prospective companies, their suppliers and customers, talk to industry contacts, attend trade and brokerage research conferences, consult with its venture capital and entrepreneur network, read business publications, search information databases, and track Wall Street research.

The Adviser's investment process begins with an economic analysis of industry sectors to identify those sectors with the greatest potential for growth. Demographic factors and industry trends affecting growth rates are among the items considered as part of the economic analysis. From these industries, the Adviser selects those small- and medium- size companies with the potential to grow revenue and earnings at a rate that exceeds the growth rate of their industries. The Adviser then analyzes these growth companies for fundamental superiority. The Adviser considers a fundamentally superior company to be one that has:

     o Strong management that emphasizes quality products and services within one business (no conglomerates)
     o Sustainable competitive advantage through strong niche products or services and significant and consistent new product and service development
     o    Broad customer and/or product base
     o    Management interests aligned with shareholder interests
     o    Positive earnings or cash flow and conservative financial statements
     o    Market leadership
     o    Focused business model
     o    Significant inside ownership

                                                                     SHAKER FUND

The Adviser plans to invest in these companies early in their life cycles and to hold the investments long-term if they continue to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser will immediately review a stock with a 20% or greater one day price decline or market underperformance over longer periods of time. The Adviser may sell a stock if:

     o    It  subsequently  fails  to  meet  the  Adviser's  initial  investment criteria
     o A more attractively priced company is found or if funds are needed for other purposes
     o It becomes overvalued relative to the long-term expectation for the stock price
     o Changes in economic conditions or fundamentals of the sector affect the company's financial outlook
     o Revenue and earnings decline from year-to-year and price/book valuation (the price of a stock divided by the company's book value per share) is not at or near its historical low
     o The Fund's investment in an industry sector exceeds two and a half times the Russell 2000 Growth Index, the Fund's performance benchmark

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. During such times, the Fund may not be pursuing its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund is not by itself a complete or balanced investment program and there is no guarantee the Fund will achieve its investment objective. The value of the Fund's investments will fluctuate as the stock market fluctuates. Nevertheless, investing in equity securities with different capitalizations may, however, be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.

You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:

     o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
     o The growth stocks in which the Fund invests do not continue to grow at expected rates
     o The judgment of the Adviser as to the growth potential of a stock proves to be wrong
     o    Demand for growth stocks decline

SHAKER FUND

SPECIFIC RISKS OF SMALL AND MEDIUM COMPANIES Because investing in small and medium companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available
     o Securities of many small and medium companies are traded in the over-the-counter markets or on a regional securities exchange, potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small and medium company stocks may not mirror the fluctuations of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small and medium capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal, and
     o    Are willing to accept higher short-term risk

The Fund may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal, or
     o    Are pursuing a short-term goal or investing emergency reserves

                                                                     SHAKER FUND


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The following chart and table illustrate the variability of the Fund's returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of each Fund class from year to year and how each Fund class' returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

CALENDAR YEAR TOTAL RETURNS - INTERMEDIARY SHARES
The following chart shows the annual total return of Intermediary Shares for each full year that the fund has operated.


[EDGAR Representation of Bar Chart:

2002 - -48.28%]

        The calendar year-to-date return as of June 30, 2003 was 26.55%.

During the period shown in the chart, the highest quarterly return was 11.60% (for the quarter ended December 31, 2002) and the lowest quarterly return was -29.42% (for the quarter ended June 30, 2002).

SHAKER FUND

AVERAGE ANNUAL TOTAL RETURN
The following table compares the average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sales of Intermediary Shares to the Russell 2000 Growth Index as of December 31, 2002. The table also compares the average annual total return before taxes of each of A, B and C Shares to the Russell 2000 Growth Index and Russell 2500 Growth Index.

                                                                                             1 YEAR          SINCE INCEPTION(1)
---------------------------------------------------------------------------------------  ----------------  ---------------------
Intermediary Shares - Return Before Taxes                                                    -48.28%             -37.68%
Intermediary Shares - Return After Taxes on Distributions                                    -48.28%             -37.68%
Intermediary Shares - Return After Taxes on Distributions and Sale of Fund Shares            -29.65%             -29.07%
Class A Shares - Return Before Taxes                                                         -51.47%             -40.07%
Class B Shares - Return Before Taxes                                                         -51.08%             -49.98%
Class C Shares - Return Before Taxes                                                         -49.14%             -48.20%
---------------------------------------------------------------------------------------  ----------------  ---------------------
Russell 2000 Growth Index (reflects no deduction for fees, expenses and taxes)               -30.26%             -21.10%
Russell 2500 Growth Index (reflects no deduction for fees, expenses and taxes)               -29.09%             -19.43%

(1) Intermediary Shares and A Shares commenced operations on April 27, 2001. B Shares and C Shares commenced operations on December 11, 2001 and December 7, 2001, respectively. The performance information for the period before B Shares and C Shares commenced operations is based on the performance of A Shares, adjusted for the higher expenses applicable to B Shares and C Shares, respectively. The performance for A Shares reflects the deduction of the maximum front-end sales load and the performance for B and C Shares assumes that shares are sold at the end of each period and reflects the deduction of any applicable contingent deferred sales load.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

With respect to the Fund's Intermediary Shares, the return after taxes on distributions and sale of Fund shares exceeds the return after taxes on distributions due to an assumed tax benefit from losses on a sale of the shares at the end of the measurement period.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2500 smallest companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies, based on total market capitalization.

                                                                     SHAKER FUND

FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

SHAREHOLDER FEES                                             INTERMEDIARY             A               B               C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES              SHARES          SHARES          SHARES
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases

(as a percentage of the offering price)                         None                5.75%            None            None
Maximum Deferred Sales Charge (Load)
Imposed on Redemptions
(as a percentage of the sale price)                             None                1.00%(1)        5.00%(2)        1.00%(3)
Maximum Sales Charge (Load)
Imposed on Reinvested Distributions                             None                 None            None            None
Redemption Fee                                                  None                 None            None            None
Exchange Fee                                                    None                 None            None            None

ANNUAL FUND OPERATING EXPENSES                               INTERMEDIARY             A               B               C
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                   SHARES              SHARES          SHARES          SHARES
Management Fees                                                 1.10%               1.10%           1.10%           1.10%
Distribution (12b-1) Fees                                       None                0.25%           0.75%           0.75%
Other Expenses (4)                                              1.25%               1.50%           8.10%           6.36%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)                         2.35%               2.85%           9.95%           8.21%
Fee Waiver and Expense Reimbursement (5)                        0.90%               1.20%           7.70%           6.01%
NET EXPENSES(5)                                                 1.45%               1.65%           2.25%           2.20%

(1)  Applicable only on purchases of $1 million or more.
(2) B Shares automatically convert to A Shares 9 years after purchase. The Contingent Deferred Sales Charge (CDSC) decreases from 5% on shares sold within one year of purchase to 1% on shares sold within six years of purchase.
(3)  The CDSC is 0% after the first year.
(4)  Based on amounts for the Fund's fiscal year ended March 31, 2003.
(5)  Based on contractual waivers through July 31, 2004.

SHAKER FUND

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes (paying the maximum sales charge with respect to A Shares) and then redeem all of your shares at the end of the period (paying the relevant contingent deferred sales charge for B Shares and C Shares). The example also assumes that your investment has a 5% annual return that the Fund's total annual operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                  INTERMEDIARY
                     SHARES          A SHARES         B SHARES        C SHARES

1 YEAR                $148             $733             $728            $323
3 YEARS               $647            $1,300           $2,473          $1,857
5 YEARS              $1,174           $1,892           $4,130          $3,388
10 YEARS             $2,617           $3,487           $7,149          $6,806


You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

                  INTERMEDIARY
                     SHARES          A SHARES         B SHARES        C SHARES

1 YEAR                $148              $733             $228            $223
3 YEARS               $647             $1,300           $2,173          $1,857
5 YEARS              $1,174            $1,892           $3,930          $3,388
10 YEARS             $2,617            $3,487           $7,149          $6,806

                                                                     SHAKER FUND

MANAGEMENT
--------------------------------------------------------------------------------

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


The Adviser is Shaker Investments, L.L.C., 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122. Prior to January 1, 2002, Shaker Management, Inc. served as the Fund's investment adviser. On or about January 1, 2002, Shaker Management, Inc. merged with its affiliate Shaker Investments, Inc. to form the Adviser. Each of the Adviser, Shaker Management, Inc. and Shaker Investments, Inc. are privately owned entities controlled by Edward P. Hemmelgarn, David R. Webb, and Adam Solomon. The Adviser and its predecessors have provided investment advisory and management services to clients since 1991 and the Fund since 2001.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an annual advisory fee of 1.10% of the average daily net assets of the Fund. For the fiscal year ended March 31, 2003, the Adviser waived a portion of its fee and only received an advisory fee of 0.52%. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that net expenses of Intermediary Shares, A Shares, B Shares and C Shares do not exceed 1.45%, 1.65%, 2.25% and 2.20% respectively, of that class' average daily net assets through July 31, 2004.

As of June 30, 2003, the Adviser and its affiliates had approximately $725 million of assets under management.


PORTFOLIO MANAGER


Edward P. Hemmelgarn  is responsible for the day-to-day management of the Fund.


EDWARD P. HEMMELGARN Founder and President of Shaker Investments, Inc. since 1991 and the Adviser since 2000. Mr. Hemmelgarn has more than 20 years of experience in the investment industry.

SHAKER FUND

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of June 30, 2003, Forum provided services to investment companies and collective investment funds with assets of approximately $44.8 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each class of shares of the Fund. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES

The Fund pays for its own expenses. Expenses of each share class include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect.


The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses in order to limit total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Intermediary Shares, A Shares, B Shares and C Shares to 1.45%, 1.65%, 2.25% and 2.20%, respectively, of that class' average daily net assets through July 31, 2004.

                                                                     SHAKER FUND

YOUR ACCOUNT
--------------------------------------------------------------------------------

[MARGIN CALLOUT BOX: HOW TO CONTACT THE FUND

WRITE TO US AT:
   Shaker Fund
   P.O. Box 446
   Portland, Maine 04112

OVERNIGHT ADDRESS:
   Shaker Fund
   Two Portland Square
   Portland, Maine 04101

TELEPHONE US AT:
   (888) 314-9048 (toll free)

E-MAIL US AT:
   SHAKER-FUND@FORUM-FINANCIAL.COM

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
   Deutsche Bank Trust Company
   Americas
   New York, New York
   ABA #021001033

   FOR CREDIT TO:
   Forum Shareholder Services, LLC
   Account # 01-465-547
   Shaker Fund
   (Name of Share Class)
   (Your Name)
   (Your Account Number)]

GENERAL INFORMATION


You may purchase, sell (redeem) or exchange shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase, sell (redeem) or exchange shares of each Fund class at the net asset value ("NAV") of a share of that class next calculated, plus any applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange), after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 12_ through 21__). For instance, if the Transfer Agent receives your purchase, redemption or exhange request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV of the applicable Fund class, plus the applicable sales charge (or minus any applicable sales charge in the case of a redemption or exchange). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.


The Fund reserves the right to refuse, cancel or rescind any purchase order, to freeze an account and suspend account services and privileges if the Fund or its agent has received notification that there is a dispute between the registered or beneficial owners of the account or if the Fund, to freeze an account if the Fund or its agent reasonably believes that a fraudulent transaction has or is about to occur in the account, and to redeem an account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account.

The Fund also reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

SHAKER FUND

WHEN AND HOW NAV IS DETERMINED Each class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which NAV is calculated may change in case of an emergency. The NAV of each Fund class is determined by taking the market value of the class' total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the class. Since the Fund invests in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different from those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.


         CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Shaker Fund" or to one or more owners of the account and endorsed to "Shaker Fund." For all other accounts, the check must be made payable on its face to "Shaker Fund."


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts for all four classes:

                                           MINIMUM INITIAL  MINIMUM ADDITIONAL
                                             INVESTMENT         INVESTMENT
Standard Accounts                                $3,000             $250
Traditional and Roth IRA Accounts                $2,000             $250
Accounts with Systematic Investment Plans        $2,000             $250

ACCOUNT REQUIREMENTS

                    TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole           sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or
more owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                      o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to            account under the UGMA or the UTMA
a child and obtain tax benefits
                                                                o  The custodian must sign instructions in a manner
                                                                   indicating custodial capacity

BUSINESS ENTITIES                                               o  Submit a secretary's (or similar) certificate covering
                                                                   incumbency and authority

TRUSTS                                                          o  The trust must be established before an account can
                                                                   be opened
                                                                o  Provide the first and signature pages from the trust
                                                                   document identifying the trustees


                                                                              13


SHAKER FUND

INVESTMENT PROCEDURES


           HOW TO OPEN AN ACCOUNT                                    HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
o  Call or write us for an account application          o  Fill out an investment slip from a confirmation or
o  Complete the application (and other required            write us a letter
   documents)                                           o  Write your account number on your check
o  Mail us your application (and other required         o  Mail us the slip (or your letter) and the check
   documents) and a check
BY WIRE                                                 BY WIRE
o  Call or write us for an account application          o  Call to notify us of your incoming wire
o  Complete the application (and other required         o  Instruct your financial institution to wire your
   documents)                                              money to us
o  Call us to fax the completed application (and
   other required documents ) and we will assign
   you an account number
o  Mail us your application (and other required
   documents)
o  Instruct your financial institution to wire your
   money to us
BY ACH PAYMENT                                          BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application          o  Complete the systematic investment section of
o  Complete the application (and other required            the application
   documents)                                           o  Attach a voided check to your application
o  Call us to fax the completed application (and        o  Mail us the completed application and voided
   other required documents) and we will assign            check
   you an account number                                o  We will electronically debit your purchase
o  Mail us your original application (and other            proceeds from the financial institution
   required documents )                                    identified on your account application
o  We will electronically debit the purchase
   amount from the financial institution identified
   on your account application


                                                                     SHAKER FUND

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which could take up to 15 calendar days.

SHAKER FUND

HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation

BY WIRE
o  Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o  Call us with your request (unless you declined telephone redemption privileges on your account application)
   (See "By Telephone") OR
o  Mail us your request (See "By Mail")

BY TELEPHONE
o  Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o  Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application

o  Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application


                                                                     SHAKER FUND

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:


  o  Written requests to redeem $100,000 or more
  o  Changes to a shareholder's record name
  o  Redemptions from an account for which the address or account registration has changed within the last 30 days
  o  Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
  o  Sending redemption and distribution proceeds to an account with a different registration (name or ownership)
     from your account
  o  Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $2,500 ($1,000 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $2,500 ($1,000 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SHAKER FUND

CHOOSING A SHARE CLASS

This Prospectus offers four classes of the Fund. The following is a summary of the differences between the various classes:


------------------------------- ---------------------------- ---------------------------- ----------------------------
     INTERMEDIARY SHARES                 A SHARES                     B SHARES                     C SHARES
------------------------------- ---------------------------- ---------------------------- ----------------------------
o    Designed for retail        o    Designed for            o    Designed for            o    Designed for
     investors purchasing            retail investors             retail investors             retail investors
     shares through fee based        investing                    investing                    investing
     financial advisers              individually or              individually or              individually or
o    No initial or                   through financial            through financial            through financial
     deferred sales charges          institutions                 institutions                 institutions
o    Lower expense ratio        o    Initial sales           o    Converts to A           o    Deferred sales
     than A Shares, B Shares         charge of 5.75% or           Shares 9 years after         charge of 1% on
     and C Shares                    less                         purchase                     shares sold within
                                o    Deferred sales          o    Deferred sales               one year of purchase
                                     charge of 1% on              charge of 5% on         o    Higher expense
                                     purchases of $1              shares sold within           ratio than A Shares
                                     million or more              one year of purchase,        due to higher Rule
                                     liquidated in whole          declining to 1% for          12b-1 distribution
                                     or in part within            shares sold within           fees
                                     twelve months,               six years of            o    Similar expense
                                     declining to 0.50%           purchase. No                 ratio as B Shares
                                     for shares sold              deferred sales charge
                                     between thirteen and         is assessed on shares
                                     twenty-four months of        sold thereafter
                                     purchase                o    Higher expense
                                o    Lower expense                ratio than A Shares
                                     ratio than B Shares          due to higher Rule
                                     and C Shares due to          12b-1 distribution
                                     lower Rule 12b-1             fees
                                     distribution fees       o    Similar expense
                                                                  ratio as C Shares

------------------------------- ---------------------------- ---------------------------- ----------------------------

Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Tables and Sales Charge Schedules applicable to each class before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

                                                                     SHAKER FUND

SALES CHARGE SCHEDULE - A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                                         SALES CHARGE (LOAD) AS % OF:
                                       PUBLIC                   NET ASSET
AMOUNT OF PURCHASE                 OFFERING PRICE                VALUE(1)                REALLOWANCE %
$0 to $49,999                          5.75%                      6.10%                      5.00%
$50,000 to $99,999                     5.00%                      5.26%                      4.25%
$100,000 to $249,999                   4.25%                      4.43%                      3.50%
$250,000 to $499,999                   3.50%                      3.63%                      2.75%
$500,000 to $999,999                   2.75%                      2.83%                      2.00%
$1,000,000 and up(2)                   0.00%                      0.00%                      0.00%

(1)  Rounded to the nearest one-hundredth percent.

(2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1% will be charged on purchases of $1 million or more that are liquidated in whole or in part within twelve months of purchase. A CDSC of up to 0.50% will be charged on purchases of $1 million or more that are liquidated in whole or part within thirteen to twenty-four months of purchase.


The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDUCED SALES CHARGES You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. Please see the SAI for further information.


CONTINGENT DEFERRED SALES CHARGE SCHEDULE (CDSC) - A SHARES, B SHARES AND C SHARES A CDSC is assessed on redemptions of A Shares that were part of a purchases of $1 million or more. The CDSC is assessed as follows:


         REDEEMED WITHIN                                SALES CHARGE
      First year of purchase                               1.00%
     Second year of purchase                               0.50%

SHAKER FUND

A CDSC is assessed on redemptions of B Shares and C Shares as follows:

REDEEMED WITHIN       1 YEAR    2 YEARS     3 YEARS    4 YEARS    5 YEARS    6 YEARS     7 YEARS     8 YEARS    9 YEARS
CDSC-B Shares           5%         4%         3%          3%         2%         1%          0%          0%      A Shares
CDSC-C Shares           1%        N/A         N/A        N/A        N/A        N/A         N/A         N/A        N/A

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

The distributor pays a sales commission of 1.00% of the offering price of Class A shares to brokers that initiate and are responsible for purchases of $1 million or more. The distributor pays a sales commission of 4% of the offering price of B Shares and 1% of the offering price of C Shares to brokers that initiate and are responsible for purchases of B Shares and C Shares.

ELIMINATION OF CDSC Certain persons may be eligible to redeem B Shares and C Shares without paying a CDSC. Please see the SAI for further information.

CONVERSION OF B SHARES TO A SHARES B Shares will automatically convert to A Shares 9 years from the end of the calendar month in which the Fund accepted your purchase. You will not be assessed a sales charge or any other fee in connection with the conversion of your B Shares into A Shares. You will receive A Shares equal in amount to the value of the B Shares that are converted. For purposes of the conversion, the Fund will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in an account (other than those in the sub-account) convert, a corresponding pro-rata portion of the shares in the sub-account will also convert. A Shares have lower gross operating expenses due to a lower Rule 12b-1 fee. The Fund may suspend the conversion feature in the future.

RULE 12B-1 AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of A Shares and 0.75% of the average daily net assets of each of B Shares and C Shares for distribution services and the servicing of shareholder accounts. The Trust has also adopted a Shareholder Service Plan under which the Fund pays the administrator 0.25% of the average daily net assets of each of A Shares, B Shares, and C Shares for the servicing of shareholder accounts. Because A Shares, B Shares and C Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan and the administrator may pay any fee received under the Shareholder Service Plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to A Shares, B Shares and C Shares.

                                                                     SHAKER FUND

EXCHANGE PRIVILEGES


You may exchange your Fund shares for certain other funds. For a list of funds available for exchange, you may call the Transfer Agent. You will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                                 HOW TO EXCHANGE
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of each fund and class you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o  Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee, if required
o  Mail us your request and documentation

BY TELEPHONE

o  Call us with your request (unless you declined telephone exchange privileges on your account application)

o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification

RETIREMENT ACCOUNTS


The Fund offers Individual Retirement Accounts (IRAs), including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

SHAKER FUND

ADVISER'S PAST PERFORMANCE
--------------------------------------------------------------------------------

The performance data set forth below relates to the historical performance of the private client accounts managed by the Adviser* that have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. These accounts were managed by Edward P. Hemmelgarn, the portfolio manager responsible for the Fund's day-to-day operations. The Adviser does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Adviser is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Adviser's private accounts had been readjusted to reflect the first year expenses of the Fund, the performance of the private accounts would have been lower. You should not consider these performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Transactions were recorded on a settlement date basis from inception through June 30, 1995 and on a trade date basis thereafter. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.


The following chart and table show the average annual total return of the Adviser's private accounts for the periods ended December 31, 2002. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

-----------------------------
* Prior to December  1999,  the private  client  accounts were managed by Shaker
Investments, Inc., an affiliate of Shaker Management, Inc., the Fund's investment adviser prior to January 1, 2002. All new accounts established after December 1999 through December 31, 2001 were managed by Shaker Management, Inc. On January 1, 2002, Shaker Management, Inc. and Shaker Investments, Inc. merged to form the Adviser. As of December 31, 2001, both Shaker Management, Inc. and Shaker Investments, Inc. held accounts that are included in the Shaker Small/Mid Cap Composite. Shaker Management, Inc. and Shaker Investments, Inc. were under common control and there were no differences in management, principal ownership or investment strategy amongst the companies. Further, the merger of Shaker Management, Inc. and Shaker Investments, Inc. to form the Adviser did not result in a change in management, principal ownership or investment strategy.

                                                                     SHAKER FUND


                 ADVISER'S SMALL/MID CAP GROWTH EQUITY COMPOSITE
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2002

[EDGAR Representation of Bar Chart:
          1 Year  - -48.22%
          3 Years - -30.39%
          5 Years -  -2.21%
         10 Years -  12.42%
Since Inception
(October 1, 1991) -  13.95%]

The calendar year-to date total return as of June 30, 2003 was 26.69%.

                                    ADVISER'S SMALL/MID CAP            RUSSELL 2000                   RUSSELL 2500
YEAR(S)                           GROWTH EQUITY COMPOSITE(1)           GROWTH INDEX(2)                GROWTH INDEX
1 Year (2002)                                 -48.22%                    -30.26%                        -29.09%
3 Years (1999-2002)                           -30.39%                    -21.11%                        -19.05%
5 Years (1997-2002)                            -2.21%                     -6.59%                         -3.19%
10 Years (1992-2002)                           12.42%                      3.62%                          5.20%
Since Inception (1991-2002) (3)                13.95%                      3.74%                          6.12%

(1) The presentation above describes 451 accounts valued at $570 million, as of December 31, 2002. The Composite comprises all fee paying accounts, regardless of size, which are managed in the small/mid cap growth equity strategy by Edward P. Hemmelgarn. With the exception of three employee related accounts, the Composite also included all non-fee paying accounts managed in the small/mid cap equity strategy by Mr. Hemmelgarn. The assets of the non-fee paying accounts included in the Composite totaled less than 1% of the Composite's assets as of December 31, 2002. The four employee related accounts excluded from the Composite (combined assets of approximately $460,000, as of December 31, 2002) were minimal in comparison to the overall assets contained in the Composite. Composite performance includes terminated accounts and accounts that have been open for at least one full month.
(2) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.
(3) The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2500 smallest companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies, based on total market capitalization.
(4)  Since Inception, October 1, 1991 through December 31, 2002.

SHAKER FUND

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS


The Fund distributes its net investment income quarterly and net capital gain at least annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES

The Fund generally intends to operate in a manner that will not make it liable for Federal income or excise tax.


The Fund's distributions of net investment income (including short-term capital gains) are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Generally, the Fund's distributions will consist primarily of long-term capital gains. Distributions may also be subject to certain state and local taxes.

Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. If you buy shares shortly before the Fund makes a distribution, a portion of the distribution may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                                                     SHAKER FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been derived from the Fund's financial statements for the year ended March 31, 2003, which have been audited by Deloitte and Touche, LLP. The Fund's financial statements and the auditors' report are included in the Annual Report dated March 31, 2003, which is available upon request without charge.

INTERMEDIARY SHARES (A)                              Year Ended          Period Ended
                                                   March 31, 2003       March 31, 2002 (b)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value per Share                    $8.09                $10.00
                                                   --------------       --------------
Investment Operations:
     Net investment loss                               (0.07)                (0.12)
     Net realized and unrealized
         loss on investments                           (3.40)                (1.79)
                                                   --------------       --------------
Total from Investment Operations                       (3.47)                (1.91)
                                                   --------------       --------------
Ending Net Asset Value per Share                       $4.62                 $8.09
                                                   ==============       ==============
OTHER INFORMATION
Ratios to Average Net Assets:
     Net investment (loss)                             (1.18%)               (1.48%)(e)
     Net expenses                                       1.65%                 1.90% (e)
     Gross expenses (c)                                 2.34%                 3.31% (e)
Total Return (d)                                      (42.89%)              (19.10%)
Portfolio Turnover Rate                                   67%                   61%
Net Assets at End of Period (in thousands)           $15,300                $5,746

(a)  Effective  June  4,  2002,  Institutional  Shares  changed  their  name  to
     Intermediary Shares.
(b)  Commenced operations on April 27, 2001.
(c) The ratio of gross expense to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.
(d)  Does not include the applicable sales load.
(e)  Annualized.



                                                                              25


SHAKER FUND





A SHARES (A)                                         Year Ended          Period Ended
                                                   March 31, 2003       March 31, 2002 (b)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value per Share                     $8.06               $10.00
                                                   --------------       --------------
Investment Operations:
     Net investment loss                                (0.10)               (0.07)
     Net realized and unrealized loss
          on investments                                (3.38)               (1.87)
                                                   --------------       --------------
Total from Investment Operations                        (3.48)               (1.94)
                                                   --------------       --------------
Ending Net Asset Value per Share                        $4.58                $8.06
                                                   ==============       ==============
OTHER INFORMATION
Ratios to Average Net Assets:
     Net investment (loss)                              (1.72%)              (1.72%)(f)
     Net expenses                                        2.15%                2.15% (f)
     Gross expenses (d)                                  2.85%                3.19% (f)
Total Return (e)                                       (43.18%)             (19.40%)
Portfolio Turnover Rate                                    67%                  61%
Net Assets at End of Period (in thousands)             $8,948              $18,008


B SHARES                                             Year Ended          Period Ended
                                                   March 31, 2003       March 31, 2002 (c)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value per Share                     $8.06                $8.95
                                                   --------------       --------------
Investment Operations:
     Net investment loss                                (0.06)               (0.02)
     Net realized and unrealized loss
          on  investments                               (3.42)               (0.87)
                                                   --------------       --------------
Total from Investment Operations                        (3.48)               (0.89)
                                                   --------------       --------------
Ending Net Asset Value per Share                        $4.58                $8.06
                                                   ==============       ==============
OTHER INFORMATION
Ratios to Average Net Assets:
     Net investment loss                                (1.80%)              (1.84%)(f)
     Net expenses                                        2.25%                2.25% (f)
     Gross expenses (d)                                  9.95%               28.00% (f)
Total Return (e)                                       (43.18%)              (9.94%)
Portfolio Turnover Rate                                    67%                  61%
Net Assets at End of Period (in thousands)               $457                 $461

(a)  Effective November 5, 2001, Investor Shares changed their name to A Shares.
(b)  Commenced operations on April 27, 2001.
(c)  Commenced operations on December 11, 2001.
(d) The ratio of gross expense to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.
(e)  Does not include the applicable sales load.
(f)  Annualized.


26


                                                                     SHAKER FUND


C SHARES                                             Year Ended          Period Ended
                                                   March 31, 2003       March 31, 2002 (a)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value per Share                    $8.06                 $9.03
Investment Operations:
         Net investment loss                           (0.06)                (0.02)
         Net realized and unrealized loss
                  on investments                       (3.42)                (0.95)
                                                   --------------       --------------
Total from Investment Operations                       (3.48)                (0.97)
                                                   --------------       --------------
Ending Net Asset Value per Share                       $4.58                 $8.06
                                                   ==============       ==============
OTHER INFORMATION
Ratios to Average Net Assets:
         Net investment loss                           (1.77%)               (1.81%)(e)
         Net expenses                                   2.20%                 2.20% (e)
         Gross expenses (b)                             8.21%                27.32% (e)
Total Return (c)                                      (43.18%)              (10.74%)
Portfolio Turnover Rate                                   67%                   61%
Net Assets at End of Period (in thousands)              $543                  $488

(a)  Commenced operations on December 7, 2001.
(b) The ratio of gross expense to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.
(c)  Does not include the applicable sales load.
(d)  Annualized.

                              FOR MORE INFORMATION


ANNUAL/SEMI-ANNUAL REPORTS                              SECURITIES AND EXCHANGE COMMISSION
                                                        INFORMATION
Additional information about the Fund's
investments will be available in the Fund's annual/     You can also review the Fund's annual/semi-
semi-annual reports to shareholders. In the Fund's      annual reports and the SAI at the Public
annual report, you will find a discussion of the        Reference Room of the Securities and Exchange
market conditions and investment strategies that        Commission ("SEC"). The scheduled hours of
significantly affected the Fund's performance during    operation of the Public Reference Room may be
its last fiscal year.                                   obtained by calling the SEC at (202) 942-8090.
                                                        You can get copies of this information, for a fee,
STATEMENT OF ADDITIONAL                                 by e-mailing or writing to:
INFORMATION ("SAI")
                                                        Public Reference Room
The SAI provides more detailed information about        Securities and Exchange Commission
the Fund and is incorporated by reference into, and     Washington, D.C. 20549-0102
thus is a part of, this Prospectus.                     E-mail address: publicinfo@sec.gov

CONTACTING THE FUND                                     Fund information, including copies of the annual/
                                                        semi-annual reports and the SAI, is available from
You can get free copies of the Fund's annual/semi-      the SEC's Web site at www.sec.gov.
annual reports and the SAI, request other
information and discuss your questions about the
Fund by contacting the Fund at:

Shaker Fund
P.O. Box 446
Portland, Maine 04112
(888) 314-9048 (toll free)

E-mail address: shaker-fund@forum-financial.com


                                   SHAKER
                                         FUND

                                  Shaker Fund
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (888) 314-9048
                               www.shakerfund.com


                    Investment Company Act File No. 811-3023

[LOGO]
FORUM
FUNDS
                                        STATEMENT OF ADDITIONAL INFORMATION
                                        ----------------------------------------


                                        August 1, 2003

INVESTMENT ADVISER:                     AUSTIN GLOBAL EQUITY FUND

Austin Investment Management, Inc.
70 East 55th Street, 8th Floor
NEW YORK, NEW YORK 10022



ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8759
(207) 879-0001










This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 1, 2003, as may be amended from time to time, offering shares of Austin Global Equity Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services at the address or telephone number listed above.

Financial Statements for the Fund for the year ended March 31, 2003, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



GLOSSARY...................................................................1


1.  INVESTMENT POLICIES AND RISKS..........................................2

2.  INVESTMENT LIMITATIONS.................................................9

3.  PERFORMANCE DATA AND ADVERTISING......................................11

4.  MANAGEMENT............................................................15

5.  PORTFOLIO TRANSACTIONS................................................22

6.  PURCHASE AND REDEMPTION INFORMATION...................................24

7.  TAXATION..............................................................26

8.  OTHER MATTERS.........................................................30

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...........................A-1

APPENDIX B - MISCELLANEOUS TABLES........................................B-1

APPENDIX C - PERFORMANCE DATA............................................C-1

APPENDIX D - PROXY VOTING PROCEDURES.....................................D-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Austin Investment Management, Inc.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of the Fund's assets.


"Disinterested Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.


"FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

"Fitch" means Fitch Ratings.

"FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.


 "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.


"Fund" means Austin Global Equity Fund.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value per share.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, a division of the McGraw Hill Companies.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund may make.

A.  SECURITY RATINGS INFORMATION

The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in: (1) convertible debt securities that are rated B or higher by Moody's or S&P at the time of purchase; and (2) preferred stock rated b or higher by Moody's or B or higher by S&P at the time of purchase. The Fund will limit its investment in convertible securities rated below BBB by S&P or bbb by Moody's to 10% of its total assets. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.


Moody's characterizes securities in the lowest permissible rating category as generally lacking characteristics of a desirable investment and by S&P as being predominantly speculative. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of convertible securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.  EQUITY SECURITIES

1.  COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the possibility that the value of the stock might decrease. Stock values fluctuate in response either to the activities of an individual company or to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.  CONVERTIBLE SECURITIES

GENERAL. The Fund may invest up to 35% of its assets in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinate to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.  WARRANTS

GENERAL. The Fund may invest up to 5% of the value of its total assets in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.  DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation either to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.  FOREIGN SECURITIES FORWARD CONTRACTS

1. GENERAL

The Fund may conduct foreign  currency  exchange  transactions  either on a spot
(cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis. The Fund will not have more than 25% of its total assets committed to forward contracts or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Portfolio's investment securities or other assets denominated in that currency.

If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

2.  RISKS

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

D.  OPTIONS AND FUTURES CONTRACTS

1.  GENERAL

The Fund may purchase or write (sell) put and call options to hedge against either a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may purchase or write (sell) options on securities, currencies and stock indices. The Fund may also invest in stock index and foreign currency futures contracts and options on those contracts. The Fund may purchase put and call options written by others and may write covered calls. The Fund may not write puts on futures contracts and may only write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Fund may only invest in options that trade on an exchange or over-the-counter.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security or currency, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.  LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS

The Fund will not sell futures contracts, buy put options and write call options if, as a result, more than 25% of the Fund's total assets would be hedged through the use of options and futures contracts. The Fund will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets. The Fund will not purchase call options if the value of option premiums purchased would exceed 5% of the Fund's total assets.


The Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Fund is permitted to purchase such futures or options contracts only: (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by the Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain other limitations.


4.  RISKS OF OPTIONS AND FUTURES TRANSACTIONS


There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.


E.  LEVERAGE TRANSACTIONS

1.  GENERAL


The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions involving leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

REVERSE REPURCHASE. The Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per unit. The Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

SECURITIES LENDING. The Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. No when-issued or forward commitments will be made by the Fund if, as a result, more than 10% of the value of the Fund's total assets would be committed to such transactions.

2.  RISKS


Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of the Fund may magnify losses incurred by the Fund. Leverage may involve the creation of a liability that requires the

Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.


SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F.  ILLIQUID AND RESTRICTED SECURITIES

1.  GENERAL


The Fund will not invest more than 15% of its net assets (taken at current value in illiquid securities.


The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.  RISKS


Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.


3.  DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

G.  FOREIGN SECURITIES

The Fund may invest in foreign securities. The Fund limits the amount of its total assets that may be invested in any one country or denominated in one currency (other than the U.S. dollar) to 25%. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

H.  TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two short-term highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds. The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

2.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund, including the Fund's policy of investing, under normal circumstances, at least 80% of its net assets and borrowings in the common stock (including ADRs) and securities convertible into common stock of companies based in the United States and worldwide, may be changed by the Board without shareholder approval.

A.  FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. The Fund may not:

1.  BORROWING

Borrow money, except that the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

2.  CONCENTRATION

Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

3.  DIVERSIFICATION

With respect to 75% of the value of its total assets, purchase securities, other than U.S. Government Securities, of any one issuer, if: (1) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or (2) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

4.  UNDERWRITING ACTIVITIES

Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

5.  MAKING LOANS

Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of debt securities which are otherwise permissible investments.

6.  PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

7.  PURCHASES AND SALES OF COMMODITIES


Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).


8.  ISSUANCE OF SENIOR SECURITIES

Issue any senior security (as defined in the 1940 Act), except that: (1) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (2) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (3) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

B.  NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1.  BORROWING

Borrow money for temporary or emergency purposes in an amount exceeding 5% of the value of its total assets at the time when the loan is made; provided that any such temporary or emergency borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding or borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), in an amount exceeding 5% of the value of the Fund's total assets.

2.  PLEDGING

Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

3.  INVESTMENTS IN OTHER INVESTMENT COMPANIES

Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

4.  MARGIN AND SHORT SELLING

Purchase securities on margin, or make short sales of securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

5.  ILLIQUID SECURITIES

Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than: (1) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act ("Restricted Securities"); or (2) 10% of the Fund's total assets would be invested in Restricted Securities.

3.  PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A.  PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.  PERFORMANCE CALCULATIONS

The performance of the Fund may be quoted in terms of total return. Tables 1 through 3 in Appendix C include performance information for the Fund.

1.  TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.


Total return figures are based on amounts invested in the fund net of sales charges that may be paid by an investor.


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return before taxes on distributions and/or the sale of Fund shares is calculated according to the following formula:

  P(1+T)n = ERV

  Where:
           P  =     a hypothetical initial payment of $1,000
           T  =     average annual total return
           N  =     number of years
           ERV=     ending redeemable value: ERV is the value, at the end of
                    the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Average annual total return, after taxes on distributions, but before taxes on the sale of Fund shares, is calculated according to the following formula:

  (1 + T)n  =  ATV[D]

 here:
          P     =     hypothetical initial payment of $1,000;
          T     =     average annual total  return  (after  taxes  on
                      distributions);
          n     =     period covered by the computation, expressed in years.
          ATV[D]=     ending  value  of a  hypothetical  $1,000 payment
                      made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.

Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:

  P (1 + T)n  =  ATV[DR]

  Where:
           P      =     hypothetical initial payment of $1,000;
           T      =     average annual total return (after taxes on
                        distributions and  sale  of  Fund  shares);
           n      =     period covered by the computation, expressed in years.
           ATV[DR]=     ending value of a hypothetical  $1,000  payment made at
                        the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.


The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. The Fund may quote unaveraged or cumulative total returns that reflect the Fund's performance over a stated period of time. Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the fund's front-end sales charge or contingent deferred sales charge (if applicable).


Period   total return, without considering taxes on distributions or on sales of
Fund shares, is calculated according to the following formula:

PT = (ERV/P-1)

Where:
     PT       =        period total return
     The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.


The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month in the Fund for a period of six months the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

PERIOD            SYSTEMATIC INVESTMENT                   SHARE PRICE                     SHARES PURCHASED
............. ................................. .................................. ..................................
     1                      $100                              $10                               10.00
     2                      $100                              $12                               8.33
     3                      $100                              $15                               6.67
     4                      $100                              $20                               5.00
     5                      $100                              $18                               5.56
     6                      $100                              $16                               6.25
............. ................................. .................................. ..................................
             Total Invested $600               Average Price $15.17               Total Shares  41.81


In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

4.  MANAGEMENT
--------------------------------------------------------------------------------
A.  TRUSTEES AND OFFICERS


The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Adviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The names of the Trustees and officers of the Trust, their position with the Trust, length of time serving the Trust, address, date of birth and principal occupations during the past five years are set forth below. For the Trustees, information concerning the number of portfolios overseen by the Trustee and other Trusteeships held by the Trustee has also been included. The fund complex includes four other investment companies for which the Forum Financial Group, LLC group of companies provides services. Interested and disinterested Trustees have been segregated.

--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                            POSITION      LENGTH                                         COMPLEX           OTHER
          NAME,             WITH THE     OF TIME       PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    TRUSTEESHIPS HELD
     AGE AND ADDRESS          TRUST      SERVED2              PAST 5 YEARS              TRUSTEE          BY TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
INTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

John Y. Keffer1             Chairman    1989-       Member and Director, Forum        26             None
Born:  July 15, 1942        President   Present     Financial Group, LLC (a mutual
Two Portland Square                                 fund services holding company)
Portland, ME 04101                                  Director,  various affiliates of
                                                    Forum Financial Group, LLC
                                                    including Forum Fund Services,
                                                    LLC (Trust's underwriter)
                                                    Chairman/President/Other
                                                    Officer  of   three  other
                                                    investment  companies within the
                                                    fund complex.
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

1    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.

2 Each Trustee and Officer holds office until he or she resigns, is removed or a successor is elected and qualified.





--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                            POSITION      LENGTH                                         COMPLEX           OTHER
          NAME,             WITH THE     OF TIME       PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    TRUSTEESHIPS HELD
     AGE AND ADDRESS          TRUST      SERVED2              PAST 5 YEARS              TRUSTEE          BY TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
DISINTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

Costas Azariadis            Trustee     1989-       Professor of Economics,           24             None
Born:  February 15, 1943                Present     University of California-Los
Department of Economics                             Angeles
University of California                            Visiting Professor of
Los Angeles, CA 90024                               Economics, Athens University of
                                                    Economics and Business 1998- 1999
                                                    Trustee of one other investment
                                                    company within the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
James C. Cheng              Trustee     1989-       President, Technology Marketing   24             None
Born:  July 26, 1942                    Present     Associates
27 Temple Street                                    (marketing company for small
Belmont, MA 02718                                   and medium sized businesses in
                                                    New England)
                                                    Trustee of one other investment
                                                    company within the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
J. Michael Parish           Trustee     1989-       Partner, Wolfe, Block, Schorr     24             None
Born:  November 9, 1943                 Present     and Solis-Cohen LLP (law firm)
250 Park Avenue                                     since 2002
New York, NY 10177                                  Partner, Thelen Reid & Priest
                                                    LLP (law firm) from 1995 - 2002
                                                    Trustee of one other investment
                                                    company within the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

                                       16





--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
         OFFICERS
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
David I. Goldstein          President   2003-       Director of Business               N/A            N/A
Born: August 3, 1961                    Present     Development, Forum Financial
Two Portland Square                                 Group, LLC since 2000
Portland, ME 04101                                  Managing Director and General
                                                    Counsel,   Forum   Financial
                                                    Group, LLC from 1991 to 2000
                                                    Secretary of Forum Financial
                                                    Group,  LLC and its  various
                                                    affiliates  including  Forum
                                                    Fund      Services,      LLC
                                                    President/Assistant
                                                    Secretary   of   one   other
                                                    investment   company  within
                                                    the fund complex  Officer of
                                                    one other investment company
                                                    for    which    the    Forum
                                                    Financial Group of companies
                                                    provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Beth P. Hanson              Vice        2003-       Senior Manager, Relationship      N/A            N/A
Born:  July 15, 1966        President/  Present     Management Department and
Two Portland Square         Assistant               various other positions prior
Portland, Maine  04101      Secretary               thereto, Forum Financial Group,
                                                    LLC since 1995
                                                    Vice-President/Assistant
                                                    Secretary of one other
                                                    investment company within the
                                                    fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Stacey E. Hong              Treasurer   2002-       Director, Forum Accounting         N/A            N/A
Born:  May 10, 1966                     Present     Services, LLC since 1992
Two Portland Square                                 Treasurer of four other
Portland, ME 04101                                  investment companies within the
                                                    fund complex
                                                    Officer of five other
                                                    investment companies for which
                                                    the Forum Financial Group of
                                                    companies provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Leslie K. Klenk             Secretary   1998-       Counsel, Forum Financial Group,    N/A            N/A
Born:  August 24, 1964                  Present     LLC since 1998
Two Portland Square                                 Secretary of one other
Portland, ME 04101                                  investment company within the
                                                    fund complex Officer of four
                                                    other  investment  companies
                                                    for    which    the    Forum
                                                    Financial Group of companies
                                                    provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

2 Each Trustee and Officer holds office until he or she resigns, is removed or a successor is elected and qualified.

2.       TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS

------------------------------------- ------------------------------------------- ---------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                   AS OF DECEMBER 31, 2002 IN ALL FUNDS
                                       DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN       OVERSEEN BY TRUSTEE IN THE SAME
              TRUSTEES                     THE FUND AS OF DECEMBER 31, 2002           FAMILY OF INVESTMENT COMPANIES
------------------------------------- ------------------------------------------- ---------------------------------------
INTERESTED TRUSTEES
------------------------------------- ------------------------------------------- ---------------------------------------
John Y. Keffer                                           None                                $10,001-$50,000
------------------------------------- ------------------------------------------- ---------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ------------------------------------------- ---------------------------------------
Costas Azariadis                                         None                                      None
------------------------------------- ------------------------------------------- ---------------------------------------
James C. Cheng                                           None                                      None
------------------------------------- ------------------------------------------- ---------------------------------------
J. Michael Parish None None
------------------------------------- ------------------------------------------- ---------------------------------------


3.  OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of March 31, 2003, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.  INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE The Trust's Audit Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. The Audit Committee, among other things, is responsible for (1) making recommendations to the Board regarding the selection of the independent public accountants and the audit and non-audit services to be performed on behalf of the Trust; (2) reviewing the methods, scope, and results of audits; (3) evaluating the independence of auditors; and (4) reviewing the Trust's internal accounting procedures and controls. During the fiscal year ended March 31, 2003, the Audit Committee met once.

NOMINATING COMMITTEE The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. During the fiscal year ended March 31, 2003, the Nominating Committee did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of all of the Trustees, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended March 31, 2003, the Valuation Committee met ten times.


B.  COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee is paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth the fees paid to each Trustee by the Trust and the Fund Complex, which includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services, for the fiscal year ended March 31, 2003.

                                                                                                TOTAL COMPENSATION
                            COMPENSATION FROM                                                   FROM TRUST AND FUND
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT               COMPLEX
---------------------------------------------------------------------------------------------------------------------
John Y. Keffer                        $0                  $0                     $0                        $0
.......................... ...................... ...................... ...................... ......................
Costas Azariadis                  $235                    $0                     $0                   $18,000
.......................... ...................... ...................... ...................... ......................
James C. Cheng                    $235                    $0                     $0                   $18,000
.......................... ...................... ...................... ...................... ......................
J. Michael Parish                 $235                    $0                     $0                   $18,000


C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Adviser may also pay fees to certain brokers/dealers to have the Fund available for sales through such institutions as well as for certain shareholder services provided to customers purchasing Fund shares through such institutions.

2.  OWNERSHIP OF ADVISER

The Adviser is a privately-owned company controlled by Peter A. Vlachos.

3.  FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average daily net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.


Table 1 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of fees waived by the Adviser and the actual fees received by the Adviser. The data presented is for the past three fiscal years.


4.  OTHER PROVISIONS OF ADVISORY AGREEMENT

The Advisory Agreement remains in effect for a period of one year from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, any loss arising out of any investment, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

5.  ADVISORY AGREEMENT APPROVAL

In approving the continuation of the Advisory Agreement with respect to the Fund, the Board, including the Disinterested Trustees, carefully considered the nature and quality of services provided to the Fund, including information provided by the Adviser regarding its personnel servicing the Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics, compliance violations or regulatory problems since the last approval of the Advisory Agreement.

The Board also considered the Adviser's compensation and profitability for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds. The Board was informed that the Fund had outperformed its benchmark, the MSCI World Index, and its Lipper Inc. peer group over the past five years.

The Board reviewed the nature and extent of benefits that the Adviser received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund and the Adviser's trading policies and average commissions per trade charged to the Fund. In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Fund.

After requesting and reviewing such information, as it deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

D.  DISTRIBUTOR

1.  DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under a distribution agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive any compensation for distributing the Fund's shares.

2.  OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT


The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees.


The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board or by FFS on 60 days' written notice to the Trust.


Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.


E.  OTHER FUND SERVICE PROVIDERS

1.  ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and with respect to the Fund, and without penalty, by the Trust or by FAdS with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


Table 2 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data presented is for the past three fiscal years.


2.  FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000 and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.


The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by FAcS with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is presented for the past three fiscal years.


3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust (the "Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, FSS receives with respect to the Fund an annual fee of $12,000 plus $25 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.The Transfer Agency Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Transfer Agency Agreement is terminable with or without cause and without penalty, by the Trust or FSS on 90 days' written notice to the Trust. The Transfer Agency Agreement is terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


4.       CUSTODIAN


As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.


For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual global custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

5.  Portfolio Transactions
--------------------------------------------------------------------------------

A.       HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and

(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID


Table 4 in Appendix B shows the aggregate brokerage commissions paid by the Fund. The data is presented for the past three fiscal years.


C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.)

2.       OBTAINING RESEARCH FROM BROKERS


The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

3.  COUNTERPARTY RISK


The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.


4.  TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. During the three prior fiscal years, the Fund has not paid brokerage commissions to an affiliated person of the Fund, the Adviser or FSS or an affiliated person of that person.

5.  OTHER ACCOUNTS OF THE ADVISER


Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion , is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


6.  PORTFOLIO TURNOVER


The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and the possible increase in short-term capital gains or losses.


D.  SECURITIES OF REGULAR BROKER-DEALERS


From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 5 in Appendix B lists the regular brokers and dealers of the fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.


6.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.  IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.  UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.


3.  PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.


If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.


You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.  ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.  SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.  REDEMPTION IN-KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.  NAV DETERMINATION

In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.  DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.


7.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.  QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is March 31 (the same as the Fund's fiscal year end).

1.   MEANING OF QUALIFICATION


As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)


     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.   FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.


Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.


B.   FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.


Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.


The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions will not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares the net asset value of which at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of the Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to you during the year.

C.  CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts, which are part of a "mixed straddle" (as described below) from the application of Section 1256.


Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.


D.  FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.


The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.  SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.  FOREIGN TAXES

Income received by the Fund may be subject to foreign income taxes, including withholding taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against U.S. federal income taxes. Shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund.


G.  BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.


H.  FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.


If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.


If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.


In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.


The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.


I.  STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund and the applicability of state and local taxes and related matters.


J.  FOREIGN TAXES

Income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including withholding taxes.


8.  OTHER MATTERS
--------------------------------------------------------------------------------
A.  THE TRUST AND ITS SHAREHOLDERS

1.  GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                    Maine TaxSaver Bond Fund
Brown Advisory Growth Equity Fund(1)         Mastrapasqua Growth Value Fund
Brown Advisory Intermediate Bond Fund(1)     New Hampshire TaxSaver Bond Fund
Brown Advisory International Fund(1)         Payson Total Return Fund
Brown Advisory Intermediate Fund(1)          Payson Value Fund
Brown Advisory Small-Cap Growth Fund(2)      Polaris Global Value Fund
Brown Advisory Value Equity Fund(1)          Shaker Fund(3)
DF Dent Premier Growth Fund                  TaxSaver Bond Fund
Fountainhead Special Value Fund              Winslow Green Growth Fund
Investors Bond Fund


(1)  The Trust offers Institutional and A Shares of this series.
(2)  The Trust offers Institutional, A and B Shares of this series.
(3) The Trust offers shares of beneficial interest in Intermediary, A, B, and C classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.


The Trust, the Adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. The Board will consider approving amendments to the code of ethics for Trust, the Adviser and the principal underwriter at its next regularly scheduled meeting.


The Trust and the Fund will continue indefinitely until terminated.

2.  SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of the Fund, investors may contact FSS.

3.  SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.  CERTAIN REORGANIZATION TRANSACTIONS

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.  FUND OWNERSHIP


As of July 7, 2003, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 7, 2003, the following person owned beneficially or of record 25% or more of the shares of the Fund:

NAME AND ADDRESS                       SHARES                  % OF FUND
Bear Stearns Securities Corp.         420,531.814                26.46
1 Metrotech Center North
Brooklyn, NY 11201


C.  LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Forum Funds' Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


D.  PROXY VOTING PROCEDURES

A copy of the Trust's proxy voting procedures adopted on behalf of the Fund are included in Appendix D. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting FSS at
(800)   540-6807   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
http://www.sec.gov.

E.  REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.


F.  FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended March 31, 2003, which are included in the Annual Report to Shareholders of the Fund, are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       FITCH RATINGS

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B,CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH RATINGS

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                                       B-2
APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES


The following table shows the dollar amount of advisory fees accrued by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                                ADVISORY FEE             ADVISORY FEE            ADVISORY FEE
       AUSTIN GLOBAL EQUITY FUND                    ACCRUED                WAIVED                   RETAINED
      Year Ended March 31, 2003                     $317,429                   $0                   $317,429
      Year Ended March 31, 2002                     $422,628                   $0                   $422,628
      Year Ended March 31, 2001                     $550,184                   $0                   $550,184

TABLE 2 - ADMINISTRATION FEES

The following table shows the dollar amount of administration fees accrued for by the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                               ADMINISTRATION FEE      ADMINISTRATION FEE       ADMINISTRATION FEE
      AUSTIN GLOBAL EQUITY FUND                    ACCRUED                   WAIVED                  RETAINED
     Year Ended March 31, 2003                      $52,905                    $0                    $52,905
     Year Ended March 31, 2002                      $70,438                    $0                    $70,438
     Year Ended March 31, 2001                      $91,697                    $0                    $91,697

TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of accounting fees accrued by the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                                 ACCOUNTING FEE          ACCOUNTING FEE         ACCOUNTING FEE
      AUSTIN GLOBAL EQUITY FUND                      ACCRUED                 WAIVED                 RETAINED
     Year Ended March 31, 2003                       $50,438                    $0                   $50,438
     Year Ended March 31, 2002                       $54,900                    $0                   $54,900
     Year Ended March 31, 2001                       $50,900                    $0                   $50,900


TABLE 4 - COMMISSIONS

The following table shows the aggregate brokerage commissions paid by the Fund.

AUSTIN GLOBAL EQUITY FUND                              AGGREGATE BROKERAGE
                                                        COMMISSIONS PAID
     Year Ended March 31, 2003                              $60,149
     Year Ended March 31, 2002                              $49,000
     Year Ended March 31, 2001                              $68,775

The aggregate brokerage commissions paid by the Fund have increased in 2001 due to: (1) increased trading caused by extreme volatility in the global equity markets; and (2) an increase in shareholder purchase and redemption activity.

TABLE 5 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

REGULAR BROKER DEALER                    VALUE HELD
    N/A                                    N/A

TABLE 6 - 5% SHAREHOLDERS

The following table lists the persons who owned of record 5% or more of the outstanding shares of the Fund as of July 7, 2003.


NAME AND ADDRESS                               SHARES            % OF FUND
Bear Stearns Securities Corp.               420,531.814            26.46
1 Metrotech Center North
Brooklyn, NY 11201

Bear Stearns Securities Corp.                84,757.750             5.33
1 Metrotech Center North
Brooklyn, NY 11201

National Financial Services Corp.            83,938.337             5.28
200 Liberty Street
One World Financial Center NY5D
New York, NY 10281

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------


Tables 1 through 3 show performance of the Fund as of periods ending March 31, 2003.

TABLE 1 - TOTAL RETURNS

      ONE YEAR             FIVE YEARS         SINCE INCEPTION
                                              (DEC. 8, 1993)
       -26.56%               -4.84%                4.83%


TABLE 2 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      ONE YEAR             FIVE YEARS         SINCE INCEPTION
                                              (DEC. 8, 1993)
       -26.56%               -5.69%                3.75%

TABLE 3 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      ONE YEAR             FIVE YEARS         SINCE INCEPTION
                                              (DEC. 8, 1993)
       -16.31%               -3.71%                3.91%

APPENDIX D - PROXY VOTING PROCEDURES


                                  FORUM FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

I.   PURPOSE

     Shareholders of the various series (each a "FUND") of Forum Funds (the "TRUST") expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

     This document describes the Policies and Procedures for Voting Proxies ("POLICIES") received from issuers whose voting securities are held by each Fund of the Trust.

II.  RESPONSIBILITIES

     A. ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund of the Trust for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Trust delegates to the Adviser the authority to act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies regarding resolution of a conflict of interest with respect to the Adviser.

     The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds of the Trust, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

     The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "PROXY VOTING SERVICE").

     B. PROXY MANAGER. The Trust will appoint a proxy manager (the "PROXY MANAGER"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend, as appropriate, revisions to update these Policies to the Board.

III. SCOPE

     These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These policies and procedures are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

IV.  POLICIES AND PROCEDURES FOR VOTING PROXIES

     A.   GENERAL

          1. USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE.  If
          (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information (each considered "ADVISER GUIDELINES"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

          2.  ABSENCE OF PROXY  VOTING  SERVICE  GUIDELINES.  In the  absence of
          Adviser  Guidelines,   the  Adviser  shall  vote  the  Fund's  proxies
          consistent with Sections B and C below.

     B.   ROUTINE MATTERS

          Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

          1. ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

          2. APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

          3. CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the
          issuance  of  new  shares  could  excessively   dilute  the  value  of
          outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

     C.   NON-ROUTINE MATTERS

          1. CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

          2. PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

          3. ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

          4. EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

          5. SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

     D.   CONFLICTS OF INTEREST

          The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

          The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

          1. ROUTINE MATTERS CONSISTENT WITH POLICIES. The Adviser may vote proxies for routine matters as required by these Policies or as required by the Adviser Guidelines (if any).

          2. IMMATERIAL CONFLICTS. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

          3. MATERIAL CONFLICTS AND NON-ROUTINE MATTERS. If the Adviser believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then --

               a. If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service PROVIDED that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

               b. If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board of Trustees of the Trust (the "Board") who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

     E.   ABSTENTION

          The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

     As adopted July 31, 2003

[LOGO]
FORUM                                  STATEMENT OF ADDITIONAL INFORMATION
FUNDS                                  -----------------------------------------


                                        August 1, 2003




                                        INVESTORS BOND FUND

                                        TAXSAVER BOND FUND

                                        MAINE TAXSAVER BOND FUND

                                        NEW HAMPSHIRE TAXSAVER BOND FUND
INVESTMENT ADVISER:

Forum Investment Advisers, LLC
Two Portland Square
Portland, Maine 04101

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(207) 879-0001
(800) 94FORUM
(800) 943-6786


This Statement of Additional Information (the "SAI") supplements the Prospectuses dated August 1, 2003, as may be amended from time to time, offering shares of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, and New Hampshire TaxSaver Bond Fund, four separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus applicable to each Fund. You may obtain any Prospectus relating to a Fund without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial Statements for each Fund for the year ended March 31, 2003, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY......................................................................1


1.  INVESTMENT POLICIES AND RISKS.............................................2


2.  CERTAIN INFORMATION CONCERNING THE STATES OF MAINE AND NEW HAMPSHIRE.....12


3.  INVESTMENT LIMITATIONS...................................................17


4.  PERFORMANCE DATA AND ADVERTISING.........................................24


5.  MANAGEMENT...............................................................29


6.  PORTFOLIO TRANSACTIONS...................................................37


7.  PURCHASE AND REDEMPTION INFORMATION......................................39


8.  TAXATION.................................................................43


9.  OTHER MATTERS............................................................47


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS..............................A-1


APPENDIX B - MISCELLANEOUS TABLES...........................................B-1


APPENDIX C -   PERFORMANCE DATA.............................................C-1


APPENDIX D - PROXY VOTING PROCEDURES........................................D-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Bainbridge Capital Management, LLC.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of each Fund's assets.


"Disinterested Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.


"FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

"FAdS" means Forum Administrative Services, LLC, the administrator of each Fund.

"Fitch" means Fitch Ratings.

"FFS" means Forum Fund Services, LLC, the distributor of each Fund's shares.

"FSS" means Forum Shareholder Services, LLC, the transfer agent of each fund.

"Fund" means each of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value per share.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

Each of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, and New Hampshire TaxSaver Bond Fund is a non-diversified series of the Trust. This section discusses in greater detail than each Fund's Prospectus certain investments that the Fund may make. A Fund will make only those investments described below that are in accordance with its investment objectives and policies.

A.       SECURITY RATINGS INFORMATION

A Fund's investments in debt securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, each Fund primarily invests in debt securities considered to be investment grade. Investment grade securities are rated in the top four long-term rating categories or the two highest short-term categories by an NRSRO or are unrated and determined by the Adviser to be of comparable quality. The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P.

Investors Bond Fund may invest up to 10% of its total assets and TaxSaver Bond Fund may invest up to 25% of its total assets in securities rated BB/Ba (or unrated and determined by the Adviser to be of comparable quality. Investors Bond Fund may also invest up to 10% of its total assets in preferred stock rated B or above (unrated and determined by the Adviser to be of comparable quality). Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund may each invest up to 20% of their total assets in securities rated BB/Ba or B (or unrated and determined by the Adviser to be of comparable quality). Non-investment grade securities (commonly known as "junk bonds") have significant speculative characteristics and generally involve greater volatility of price than investment grade securities. Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. A Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Finally, if two or more NRSROs rate a security differently, the Adviser may rely on the higher rating.


B.       DEBT SECURITIES


1.       GENERAL

CORPORATE DEBT OBLIGATIONS. Investors Bond Fund and TaxSaver Bond Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. Each Fund may also invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds). Each Fund restricts its purchases of these securities to issues denominated and payable in United States dollars. All obligations of non-U.S. issuers purchased by a Fund will be issued or guaranteed by a sovereign government, by a supranational agency whose members are sovereign governments, or by a U.S. issuer in whose debt securities the Fund can invest.

U.S. GOVERNMENT SECURITIES. Investors Bond Fund and TaxSaver Bond Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

MORTGAGE-BACKED SECURITIES. Investors Bond Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-BACKED SECURITIES. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal,  and  FHMLC  guarantees  timely  payment  of  interest  and  ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Investors Bond Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

STRIPPED MORTGAGE-BACKED SECURITIES. Investors Bond Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are multiple-class debt obligations that are fully collateralized by mortgage-backed pass-through securities or by pools of mortgages ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.

Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-backed securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities.

ASSET-BACKED SECURITIES. Investors Bond Fund may invest in asset-backed securities. Asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

MUNICIPAL SECURITIES. TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). New Hampshire TaxSaver Bond Fund and Maine TaxSaver Bond Fund may invest up to 25% of their total assets in municipal securities of issuers located in any one territory or possession of the United States.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise tax or other specific revenue source but not from the issuer's general taxing power. TaxSaver Bond Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

VARIABLE AND FLOATING RATE SECURITIES. Each Fund may invest in variable and floating rate securities. Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. A Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

STAND-BY COMMITMENTS. TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund may purchase municipal securities on a stand-by commitment basis. A stand-by commitment is the right to resell a security to the seller at an agreed upon price or yield within a specified period prior to its maturity date. Securities with a stand-by commitment are generally more expensive if the same securities were without the commitment. Stand-by commitments allow a Fund to invest in a security while preserving its liquidity to meet unanticipated redemptions. A Fund will enter into stand-by commitments only with banks or municipal security dealers that the Adviser believes have minimal credit risk. The value of a stand-by commitment is dependent on the ability of the writer to meet its repurchase obligation.

PARTICIPATION INTERESTS. TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund may invest in participation interests. Participation interests are interests in loans or securities in which a Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or security determined by the Fund's investment. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide a Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and a Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

2.       RISKS

GENERAL. The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by a Fund may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK. Each Fund's investments in debt securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund generally buys debt securities that are rated in the top four long-term rating categories by an NRSRO or in the top two short-term rating categories by an NRSRO. Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix B. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

Each Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund.

Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Each Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

MORTGAGE-BACKED SECURITIES. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Advisers to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other debt securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that a Fund's purchase mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. A Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

ASSET-BACKED SECURITIES. Like mortgages underlying mortgage-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

NON-INVESTMENT GRADE SECURITIES. Each Fund may invest in securities rated below the fourth highest rating category by an NRSRO or which are unrated and judged by the Adviser to be comparable quality. Such high risk securities (commonly referred to as "junk bonds") are not considered to be investment grade and have speculative or predominantly speculative characteristics. Non-investment grade, high risk securities provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These lower rated securities involve greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of lower rated securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.

C.       OPTIONS AND FUTURES

1.       GENERAL

Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund do not currently invest in options and futures contracts. Investors Bond Fund and TaxSaver Bond Fund do not currently invest in options and futures contracts but may, in the future, seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase by purchasing options and writing (selling) covered options. Each Fund may purchase or write options on securities in which it invests and on any securities index based in whole or in part on securities in which it may invest.

A Fund may buy and sell interest rate futures contracts on Treasury bills, Treasury bonds and on other financial instruments. TaxSaver Bond Fund may also purchase and sell municipal bond index futures contracts. A Fund may write put and call options and purchase options on permissible futures contracts. A Fund may only invest in options traded on an exchange or in an over-the-counter market.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES

A Fund will not hedge more than 30% of its total assets by selling futures contracts, buying put options and writing call options. In addition, a Fund will not buy futures contracts or write put options whose underlying value exceeds 5% of a Fund's total assets. A Fund also will not purchase call options if the underlying value of all such options would exceed 5% of the Fund's total assets. A Fund will not enter into futures contracts and options if immediately thereafter more than 5% of the Fund's total assets would be invested in these options or committed to margin on futures contracts. In addition to the above, Investors Bond Fund will limit its investment in options and futures contracts to 10% of its total assets.

4.       RISKS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield or return.

D.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

E.       REPURCHASE AGREEMENTS

1.       GENERAL

Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, each Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

F.       LEVERAGE TRANSACTIONS

1.       GENERAL

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into purchasing securities on a when-issued, delayed delivery or forward commitment basis and the use of swaps and related agreements are transactions that result in leverage. A Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

BORROWING. Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. Each Fund may borrow money for any other purposes so long as such borrowings do not exceed 10% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 10% or more of the Fund's total assets.

SECURITIES LENDING. As a fundamental policy, each Fund may lend portfolio securities in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. A Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

No Fund will enter into a  when-issued  or forward  commitment  if, as a result,
more  than  15%  of  the  Fund's   total  assets  would  be  committed  to  such
transactions.

SWAPS, CAPS, FLOORS AND COLLARS. Investors Bond Fund and TaxSaver Bond Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

A Fund will enter into these transactions primarily to preserve a return or a spread on a particular investment or portion of its portfolio or to protect against any interest rate fluctuations or increase in the price of securities it anticipates purchasing at a later date. A Fund uses these transactions as a hedge and not as a speculative investment, and will enter into the transactions in order to shift the Fund's investment exposure from one type of investment to another.

The use of interest rate protection transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser incorrectly forecasts market values, interest rates and other applicable factors, there may be considerable impact on a Fund's performance. Even if the Adviser is correct in their forecasts, there is a risk that the transaction may correlate imperfectly with the price of the asset or liability being hedged.

2.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

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


SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

G.       CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund's shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

H.       TEMPORARY DEFENSIVE POSITION

A Fund may hold cash or cash equivalents, such as high quality money market instruments, pending investment and to provide flexibility in meeting redemptions and paying expenses. Maine TaxSaver Bond Fund may invest up to 20% of its net assets in cash or cash equivalents.

A Fund may also assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit corporate notes and short-term bonds and money market mutual funds. The money market instruments in which a Fund may invest have variable and floating rates of interest.

2.  CERTAIN INFORMATION CONCERNING THE STATES OF MAINE AND NEW HAMPSHIRE
--------------------------------------------------------------------------------

A.       STATE OF MAINE


Material in this section has been compiled from numerous sources including "The Maine Economy: Year-End Review and Outlook, 2002" prepared and published by the Economics Division of the Maine State Planning Office; "State of Maine Presentation to Standard & Poor's," May 28, 2003; "State of Maine Presentation to Moody's Investors Service," May 29, 2003; and "State of Maine Presentation to Fitch Ratings," May 28, 2003. In addition, certain information was obtained from the Final Official Statement of the State of Maine dated June 10, 2003, and published in connection with the issuance on June 19, 2003 of $97,080,000 State of Maine general obligation bonds dated June 1, 2003. Other information concerning Maine budgetary matters was obtained from official legislative documents, the Office of the Commissioner of the Maine Department of Administrative and Financial Services, the Office of the Treasurer of the State of Maine, the Bureau of the Budget of the Maine Department of Administrative and Financial Services, and the Office of Fiscal and Program Review of the Maine Legislature. The most recent information concerning credit ratings on debt issued by or on behalf of the State of Maine and its subordinate agencies was obtained from credit reports for the State of Maine published by S&P, Moody's, and Fitch on June 6, 2003.

Although the information derived from the above sources is believed to be accurate, none of the information obtained from these sources has been verified independently. While the following summarizes the most current information available from the above sources, it does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the dates indicated.

During the 1980's, Maine's economy surpassed national averages in virtually all significant measures of economic growth. During this ten-year period, Maine real economic growth was 40% as measured by the Maine Economic Growth Index ("EGI"), a broad-based measure of economic growth, which is corrected for inflation. This economic growth compares to national real economic growth during the 1980's of 26% and 29%, measured by the United States Economic Growth Index and real Gross National Product respectively. During this time period, resident employment in Maine increased by 21%, while resident employment nationally increased by 19%. Inflation-adjusted retail sales in Maine during this period increased by 72%, as opposed to a 32% increase in such retail sales nationally. During the 1980's, per capita personal income in Maine rose from 44th in the nation in 1979, to 26th in the nation in 1989, or from 81% to 92% of the national average of per capita personal income.

Beginning in the fourth quarter of 1989, however, the Maine economy experienced a substantial temporary decline. Economic recovery in Maine was also hindered by significant losses in defense-related jobs, with the State losing since 1990 approximately 20% of its defense-dependent employment, which peaked at 63,000 jobs in 1989. During the 1989-1991 period also, the State lost 6% of its entire job base.

Since 1991, the Maine economy has experienced a sustained recovery, but this recovery has slowed significantly. In the words of the Economics Division of the Maine State Planning Office, "In the grip of a jobless recovery, the Maine economy made scant progress in 2002; most major indicators showed modest growth while job markets deteriorated.... The major economic events in the State during the year included the worsening of labor shortages in some sectors even as a long list of major layoffs was unfolding in others. Huge State government revenue shortfalls also grabbed headlines. The Maine economic outlook calls for a holding pattern through 2003, then slow but improving growth as the national economy gains traction."

The fiscal policies of the State of Maine government are conservative, and the State is required by its Constitution to operate on a balanced budget. The Maine Constitution does this by prohibiting the Legislature, by itself, from issuing any debt by or on behalf of the State which exceeds in the aggregate at any one time $2,000,000 "except to suppress insurrection, to repel invasion, or for purposes of war, and except for temporary loans to be paid out of money raised by taxation during the fiscal year in which they are made, and except for loans to be repaid within 12 months with federal transportation funds in amounts not to exceed 50% of transportation funds appropriated by the Federal Government in the prior federal fiscal year." The Maine Constitution also provides for the prohibition of debt issued by or on behalf of the State to fund "current expenditures." The Maine Constitution allows the issuance of long-term debt when two-thirds of both houses of the Legislature pass a law authorizing the issuance of such debt, and when the voters of the State ratify and enact such a law at a general or special statewide election. Amendments to the Maine Constitution also have been adopted to permit the Legislature to authorize the issuance of bonds to insure payment of up to: (1) $6,000,000 of revenue bonds of the Maine School Building Authority; (2) $4,000,000 of loans to Maine students attending institutions of higher education; (3) $1,000,000 of mortgage loans for Indian housing; (4) $4,000,000 of mortgage loans to resident Maine veterans including businesses owned by resident Maine veterans; and (5) $90,000,000 of mortgage loans for industrial, manufacturing, fishing, agricultural and recreational enterprises. The statutory authorization to insure Maine School Building Authority bonds, however, has been repealed. The Maine Constitution also provides that if the Legislature fails to appropriate sufficient funds to pay principal and interest on general obligation bonds of the State, the State Treasurer is required to set aside sufficient funds from the first General Fund revenues received thereafter by the State to make such payments.

As of May 31, 2003, there were outstanding general obligation bonds of the State in the principal amount of $296,695,000. On June 19, 2003, the State issued $97,080,000 of general obligation bonds dated June 1, 2003. As of June 10, 2003, there were outstanding bond anticipation notes of the State in the principal amount of $97,080,000 which matured on June 26, 2003 and were paid from the proceeds of the State's June 19, 2003 $97,080,000 general obligation bond issue. As of June 10, 2003, there were authorized by the voters of the State for certain purposes but unissued, general obligation bonds of the State in the aggregate principal amount of $299,962,031, including the aggregate principal amount of the $97,080,000 general obligation bonds issued June 19, 2003, and including the $97,080,000 in bond anticipation notes maturing on June 26, 2003. As of June 10, 2003, there were authorized by the Constitution of the State and implementing legislation but unissued, general obligation bonds of the State in the aggregate principal amount of $99,000,000. Various other Maine governmental agencies and quasi-governmental agencies including, but not limited to, the Maine Municipal Bond Bank, the Maine Court Facilities Authority, the Maine Health and Higher Educational Facilities Authority, the Maine Turnpike Authority, the Maine State Housing Authority, and the Maine Public Utility Financing Bank, issue debt for Maine governmental purposes, but this debt does not pledge the credit of the State.

During the economic recession of 1989 through 1992, and during fiscal year 2003, and for fiscal years 2004 and 2005, Maine State government significantly reduced its budgeted expenditures in order to comply with the requirement of the Maine Constitution that State government operate on a balanced budget. Laws authorizing budgeted expenditures for fiscal year 2004 have been enacted and provide for General Fund expenditures of

$2,595,836,540 and Highway Fund expenditures of $228,587,902. These budget amounts are subject to change, however, upon reconciliation of recently enacted budget legislation and miscellaneous bills having fiscal impact passed by the Legislature and enacted into law. Furthermore, there can be no assurance, that the budget acts for fiscal year 2004, and the various other statutes passed by the Maine Legislature which affect the State's fiscal position, will not be amended by the Legislature from time to time.

For many years, because of a strong economy and tight financial controls the state of Maine found it unnecessary to issue tax anticipation notes ("TANs"). In June of 2002, however, the State issued 250,000,000 in TANs, due June 30, 2003. Continuing this recent trend, the State of Maine, on July 1, 2003 issued $275,000,000 in TANs, due June 30, 2004.

For fiscal years 2004 and 2005, the State estimates a continued significant revenue decline due to a relatively slow economic recovery in the State. In order to comply with applicable requirements of the Constitution of the State to operate within a balanced budget, this estimated revenue decline has been offset by executive actions of the Governor to curtail State government expenditures authorized by the Legislature.

For example, on July 1, 2003, the Governor issued Executive order 1 FY 03/04, prohibiting Maine State government, for fiscal year 2004: to transfer balances of appropriations and allocations between line categories and accounts in most instances; to hire new employees beyond the "absolute minimum necessary," including a 1.6% projected employee attrition rate; to utilize unscheduled employee overtime except in emergencies or unavoidable circumstances; to authorize in-State or out-of-State travel in most instances; and to reduce State government contract, grants, and purchases to "the absolute minimum necessary to maintain effective operations or to meet emergency situations." It is estimated that these actions by the Governor, together with the fiscal year 2004 and 2005 budgets recently passed by the Maine Legislature will result in the State of Maine operating under balanced budgets for fiscal years 2004 and 2005. If the State's economic and revenue situation deteriorates further, however, actions (both executive and legislative) may be necessary to assure that Maine State government operates within the Constitutional requirement of a balanced budget.

Because of Maine's conservative debt policies and its constitutional requirement that the State government operate under a balanced budget, Maine general obligation bonds had been rated AAA by S&P and Aa1 by Moody's for many years. On June 6, 1991, however, S&P lowered its credit rating for Maine general obligation bonds from AAA to AA+, and at the same time lowered its credit rating on bonds issued by the Maine Municipal Bond Bank and the Maine Court Facilities Authority, and on State of Maine Certificates of Participation for highway equipment, from AA to A+. In taking this action, S&P said, "The rating action is a result of declines in key financial indicators, and continued softness in the state economy. The new rating continues to reflect the low debt burden of the state, an economic base that has gained greater income levels and diversity over the 1980's, and a legislative history of dealing effectively with financial difficulties." These ratings have remained unchanged since June 6, 1991. Because of continued deterioration in the State of Maine economy, however, S&P downgraded the State's financial outlook to "negative" in November, 2002, stating in its most recent June 6, 2003 credit report: "standard & Poor's Ratings Services assigned its `AA+' rating to Maine's GO bonds. The negative outlook reflects continued financial pressures and weak revenues projected in the years ahead, which will pressure the state's ability to maintain fund balance levels."

On August 24, 1993, citing the "effects of protracted economic slowdown and the expectation that Maine's economy will not soon return to the pattern of robust growth evident in the mid-1980's," Moody's lowered its State of Maine general obligation bond rating from Aa1 to Aa. At the same time, Moody's lowered from Aa1 to Aa the ratings assigned to state-guaranteed bonds of the Maine School Building Authority and the Finance Authority of Maine, and confirmed at A1 the ratings assigned to the bonds of the Maine Court Facilities Authority and State of Maine Certificates of Participation. On May 13, 1997, Moody's "confirmed and refined from Aa to Aa3" the State's general obligation bond rating. Moody's refinement of the State's bond rating on May 13, 1997 was part of a general redefinition by Moody's of its bond rating symbols published on January 13, 1997, and was not a substantive rating change. On June 5, 1998, however, citing an "increased pace of economic recovery," Moody's raised the State's general obligation bond rating to Aa2. In its most recent June 6, 2003 credit report, Moody's reaffirmed its credit rating for Maine general obligation bonds at Aa2, and confirmed the State's long-term credit outlook at "stable," stating: "The state's Aa2 long-term rating reflects an economy that has weakened in the current recession, particularly in the manufacturing sector; prompt action by the state to adjust spending to align with reduced revenues; and debt levels near state medians. The rating also acknowledges the ongoing fixed-costs associated with the state's large unfunded pension liability."

For the past several years, Maine general obligation bond issues also have been rated by Fitch. In its credit report dated June 1, 2000, Fitch upgraded its rating on Maine general obligation bonds from AA to AA+, saying, the "rating change takes into account the low burden of debt on resources and the unusually rapid rate of amortization as well as strengthening economic trends, very successful financial operations and the institutionalization of financial reforms." In its most recent credit report dated June 6, 2003, Fitch confirmed its AA+ rating for Maine general obligation debt, stating: "The `Aa+' rating reflects the state's conservative financial operations and institutionalization of financial reforms, including accounting. Also, its revenue estimation process and debt control, although economic weakening has caused financial pressures. Revenues have fallen short of estimates, and personal income taxes are below prior year receipts."


B.       STATE OF NEW HAMPSHIRE


Material in this section has in part been abstracted from the State of New Hampshire Information Statement dated January 9, 2003, updated March 27, April 15, and May 8, 2003, as well as the STATE OF NEW HAMPSHIRE TURNPIKES INFORMATION STATEMENT SUPPLEMENT DATED JULY 21, 2003, compiled by the Treasurer of the State of New Hampshire and provided to prospective purchasers of debt securities offered by the State. While information in the Information Statement is believed to be accurate, none of that information has been independently verified. Also, it does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the date of the Information Statement. Additionally, economic and fiscal conditions in individual municipalities within the State may vary from general economic and fiscal conditions.

New Hampshire is located in the New England census region and is bordered by the states of Maine, Massachusetts, and Vermont and the Province of Quebec, Canada. New Hampshire's geographic area is 9,304 square miles and its July 2002 population was 1,275,056, representing a 3.2% increase from 2000 levels. New Hampshire's population had increased by more than 11.4% in the 1990-2000 period.

New Hampshire's per capita personal income increased by 109.4% between 1980 and 1990. In the period 1990-2001 it increased by 64.4%. New Hampshire's per capita personal income in 2002 was 141% of the national level, ranking 6th in the United States.

In 2002, New Hampshire's largest employment sector was the service sector (39.1% of employment), followed by retail and wholesale trade (19.8% of employment). Manufacturing was the third largest sector (13.8% of employment). Non-agricultural employment levels have declined somewhat since 2000. In May 2003, the unemployment rate was 3.7% , a level lower than the national average of 6.1%.

After a significant growth in residential building activity in the period 1980-86 (data based on number of residential building permits issued), New Hampshire's residential building activity declined to below 1980 levels in 1990. By 1997, residential building activity surpassed 1980 levels and in each of the subsequent years through 2002, surpassed 1997.

New Hampshire finances the operations of state government through specialized taxes, user charges and revenues received from the State liquor sales and distribution system. There is no general tax on sales or earned income. The two highest revenue-producing taxes are the Meals and Rooms Tax and the Business Profits Tax. See the concluding paragraphs of this section for a description of litigation challenging the constitutionality of the State's statutory system of financing operation of elementary and secondary public schools primarily through local taxes, and state government's response to that litigation.

New Hampshire state government's budget is enacted to cover a biennial period through a series of legislative bills that establish appropriations and estimated revenues for each sub-unit of state government, along with supplemental and special legislation. By statute, the budget process is initiated by the Governor, who is required to submit operating and capital budget proposals to the Legislature by February 15 in each odd-numbered year. Although there is no constitutional requirement that the Governor propose or the Legislature adopt a balanced budget, there is currently a statutory requirement that the Governor propose and the Legislature adopt a balanced budget. In addition, if there is a budget deficit from a prior biennial budget, the Governor's budget proposal must address how this deficit will be eliminated in the current budget proposal. The Legislature has a similar statutory responsibility to approve a plan for addressing any past year's budget deficit in the budget it adopts for the ensuing biennial budget. If there is a budget deficit, the Governor is required by statute to make recommendations to the Legislature as to the manner in which the deficit shall be met. There is no line item veto.

State government funds include the General Fund, five special purpose funds and four enterprise funds, as well as certain "fiduciary" funds. All obligations of the State are paid from the State Treasury, and must be authorized by a warrant signed by the Governor and approved by the Executive Council, except for payments of debt obligations, which are paid by the State Treasurer under statutory authority.

By statute, at the close of each fiscal biennium, any General Fund surplus must be deposited in a Revenue Stabilization Account ("Rainy Day Fund"), up to a maximum deposit of one-half of the potential maximum balance of the Rainy Day Fund. The Rainy Day Fund may contain up to 10% of General Fund unrestricted revenue for the fiscal year just ended. With approval of the Legislative Fiscal Committee, the Governor and the Executive Council, the Rainy Day Fund is available to defray operating deficits in ensuing years if there is a shortfall in forecast revenue, in an amount equal to the lesser of the deficit or revenue shortfall. By statute, the Rainy Day Fund may not be used for any other purpose except by special appropriation approved by two-thirds of each Legislative chamber and the Governor. As of June 30, 2002 there was an estimated balance of $55.2 million in the Rainy Day Fund, or approximately 4.85% of unrestricted revenues for fiscal year 2002.

The Department of Administrative Services is responsible for maintenance of State government's accounting system, Comprehensive Annual Financial Report and general budget oversight. Expenditures are controlled against appropriations through an integrated accounting system, which compares the amount of an appropriation to expenditures, and encumbrances previously charged against that appropriation before creating an expenditure. By law, with certain exceptions unexpended and unencumbered balances of appropriations lapse to surplus in the applicable fund at the end of each fiscal year, along with unappropriated revenues in excess of legislative estimates. Legislative financial controls involve the Office of Legislative Budget Assistant ("LBA") which acts under supervision of the Legislative Fiscal Committee and Joint Legislative Capital Budget Overview Committee. LBA conducts overall post-audit and review of the budgetary process. State government financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") and are independently audited annually.

On June 30, 1998, the General Fund undesignated fund balance was $41.4 million. At fiscal year-end 1999 there was a surplus balance of $88.7 million and a cumulative General Fund balance of $130.1 million. This surplus was transferred to the Health Care Fund and the Education Fund. As of June 30, 2000, there was a General Fund surplus balance of $4.0 million, the Revenue Stabilization Account remained at $20 million and the Health Care Fund increased to $45 million. As of June 30, 2001 the General Fund surplus balance was $80.1, of which $48.1 million was transferred to the Education Fund and $35.2 million was transferred to the Revenue Stabilization Account. As of June 30, 2002, there was a General Fund undesignated fund balance of $0, with a current year deficit of $49.8 million.

There is no constitutional limit on the State's power to issue obligations or incur indebtedness, and no constitutional requirement for referendum to authorize incurrence of indebtedness by the State. Authorization and issuance of debt is governed entirely by statute. New Hampshire pursues a debt management program designed to minimize use of short-term debt for operating purposes and to coordinate issuance of tax-exempt securities by the State and its agencies.

State-guaranteed bonded indebtedness is authorized not only for general purposes of State government, but also for the New Hampshire Turnpike System, University System of New Hampshire, water supply and pollution control, water resources acquisition and construction, School Building Authority, Pease Development Authority, Business Finance Authority, Municipal Bond Bank and cleanup of municipal Super Fund sites and landfills. In addition, the Housing Finance Authority, Health and Education Facilities Authority, Pease Development Authority and Business Development Authority are authorized, with the approval of the Governor and Executive Council, to issue bonds that do not constitute debts or obligations of the State.

Procedure for incurrence of bonded indebtedness by individual municipalities is governed by State statutes, which prescribe actions that must be pursued by municipalities in incurring bonded indebtedness and limitations on the amount of such indebtedness. In general, incurrence of bonded indebtedness by a municipality must be for a statutorily authorized purpose and requires a two-thirds majority vote of the municipality's legislative body, except

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


in municipalities which have adopted the "official ballot" form of government, where the required majority is a three-fifths vote.

On December 17, 1997, the New Hampshire Supreme Court ruled that the State's system of financing public elementary and secondary schools primarily through local property taxes violated the New Hampshire Constitution, because (1) providing an adequate public education is a duty of State government; (2) local school property taxes are levied to fulfill a State purpose; and (3) local school property taxes, levied at different rates in different localities, are not proportional and reasonable throughout the State. The court also indicated that a State-funded, constitutionally adequate elementary and secondary education is a fundamental constitutional right. Following several additional rulings from the court addressing a variety of legislative proposals for compliance, on April 29, 1999, the State enacted Chapter 17 of the Laws of 1999 "establishing a uniform education property tax and a utility property tax, increasing the business profit and real estate transfer taxes and including other sources of revenue to provide funding for an adequate public education and making an appropriation therefore." This statute established formulae for determining distribution of funds to local school districts in support of adequate public education, from an "Education Trust Fund". The immediate effect of these statutes was to restore the authority of New Hampshire municipalities to collect property taxes for school purposes. On November 3, 1999, the State enacted legislation modifying the education property tax to comply with a further court decision and providing for expiration of the tax and the distribution formula as of January 2, 2003.

Under the 1999 statutory formula, some New Hampshire municipalities sustained increased property taxes and initiated a court challenge to the constitutionality of the education property tax. By a majority (3-2) decision dated May 3, 2001, the New Hampshire Supreme Court rejected those challenges, holding that while the complainants had proven there were flaws in the statewide property tax system, they had failed to prove a systematic pattern of disproportionate taxation, or that the system produced inequality so substantial as to be deemed intentional, or that actual harm to them resulted from such flaws. The majority opinion did, however, direct the State to implement appropriate enforcement measures to ensure compliance with state constitutional provisions requiring reassessment of property at least once every five years.

In June 2001, the New Hampshire legislature passed, and the Governor allowed to take effect without signature, legislation that made permanent the education property tax, as well as increasing the rates of other taxes and deleting certain non-recurring revenues as sources for the Education Trust Fund.

In September 2001 the plaintiffs in the original lawsuit asked the New Hampshire Supreme Court to determine that the new statutory system for education funding was unconstitutional, on a variety of grounds. The Court agreed to review whether the new law dealt sufficiently with standards of accountability of local school districts, but declined to consider other issues without prejudice to the plaintiffs' pursuing them in the trial court. On April 11, 2002 a majority (3-2) of the New Hampshire Supreme Court ruled (1) that accountability is an essential component of the State's duty and (2) that the existing statutory scheme has deficiencies that are inconsistent with the State's duty to provide a constitutionally adequate education. The Court expressed confidence that these deficiencies would be addressed by the legislature.

In July 2003, the governor allowed to take effect without signature, legislation that indexes calculation of the statewide cost of an adequate education to the northeast regional consumer price index, substantially reduces the rate of the education property tax over a two year period, and beginning July 1, 2005, establishes a new education funding formula for municipalities, sets forth criteria whereby municipalities may receive local equalized aid, targeted per pupil aid and state education aid, and revises the procedure for determining the statewide cost of an adequate education. The legislation also establishes a committee to study and make recommendations concerning the method of distribution of education aid, with a required reporting date in November 2005.


3.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and the Fund's investment objective, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder approval. To do so, the Fund must provide shareholders with written notice of the proposed change not less that 60 days prior to the effectiveness of the proposed change.

A.       INVESTORS BOND FUND

1.       FUNDAMENTAL LIMITATIONS

The Fund may not:

BORROWING

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

UNDERWRITING ACTIVITIES

Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

MAKING LOANS

Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

OIL, GAS AND MINERAL EXPLORATION

Invest in interests in oil or gas or interests in other mineral exploration or development programs.

NON-DIVERSIFICATION

Purchase securities, other than U.S. Government Securities, of any one issuer, if: (1) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or (2) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer. Up to 50% of the Fund's total assets may be invested without regard to this limitation. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government Securities.

CONCENTRATION

Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

2.       NON-FUNDAMENTAL LIMITATIONS

The Fund may not:

PLEDGING

Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

INVESTMENT IN OTHER INVESTMENT COMPANIES

Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

MARGIN AND SHORT SALES

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, except that the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

BORROWING

Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 10% of the value of the Fund's total assets.

ILLIQUID SECURITIES

Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than: (1) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act ("Restricted Securities").

INVESTMENTS IN REAL PROPERTY LEASES

Purchase or sell real property leases (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies that invest in real estate).

SECURITIES WITH VOTING RIGHTS

Purchase securities having voting rights except securities of other investment companies.

B.       TAXSAVER BOND FUND

1.       FUNDAMENTAL LIMITATIONS

The Fund may not:

BORROWING

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

UNDERWRITING ACTIVITIES

Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

MAKING LOANS

Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

OIL, GAS AND MINERAL EXPLORATION

Invest in interests in oil or gas or interests in other mineral exploration or development programs.

NON-DIVERSIFICATION

Purchase securities, other than U.S. Government Securities, of any one issuer, if: (1) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or (2) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer. Up to 50% of the Fund's total assets may be invested without regard to this limitation. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government Securities.

CONCENTRATION

Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

For purposes of the Fund's diversification policy, the District of Columbia, each state, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is deemed to be a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of private activity bonds, if only the assets and revenues of the nongovernmental user back the bond, then such nongovernmental user would be deemed to be the sole issuer. However, if in either case, the creating government or some other agency guarantees a security, that guarantee would be considered a separate security and would be treated as an issue of such government or other agency.

80% POLICY

Invest, under normal circumstances, less than 80% of the value of its net assets and borrowings in bonds the interest income on which is exempt from Federal income tax.

2.       NON-FUNDAMENTAL LIMITATIONS

The Fund may not:

PLEDGING

Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

INVESTMENT IN OTHER INVESTMENT COMPANIES

Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

MARGIN AND SHORT SALES

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, except that the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

BORROWING

Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 10% of the value of the Fund's total assets.

ILLIQUID SECURITIES

Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than: (1) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act ("Restricted Securities"); or (2) 10% of the Fund's total assets would be invested in Restricted Securities.

INVESTMENTS IN REAL PROPERTY LEASES

Purchase or sell real property leases (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies that invest in real estate).

SECURITIES WITH VOTING RIGHTS

Purchase securities having voting rights except securities of other investment companies.

C.       MAINE TAXSAVER BOND FUND

1.       FUNDAMENTAL LIMITATIONS

The Fund may not:

BORROWING

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

UNDERWRITING ACTIVITIES

Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

MAKING LOANS

Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

OIL, GAS AND MINERAL EXPLORATION

Invest in interests in oil or gas or interests in other mineral exploration or development programs.

CONCENTRATION

Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry. For this purpose, consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries.

VOTING RIGHTS

Purchase securities having voting rights except securities of other investment companies.

2.       NON-FUNDAMENTAL LIMITATIONS

The Fund may not:

PLEDGING

Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

INVESTMENT IN OTHER INVESTMENT COMPANIES

Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

MARGIN AND SHORT SALES

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, except that the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

BORROWING

Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 10% of the value of the Fund's total assets.

ILLIQUID SECURITIES

Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than: (1) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act ("Restricted Securities"); or (2) 10% of the Fund's total assets would be invested in Restricted Securities.

INVESTMENTS IN REAL PROPERTY LEASES

Purchase or sell real property leases (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies that invest in real estate).

D.       NEW HAMPSHIRE TAXSAVER BOND FUND

1.       FUNDAMENTAL LIMITATIONS

The Fund may not:

BORROWING

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the Fund's net assets.

UNDERWRITING ACTIVITIES

Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

MAKING LOANS

Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

PURCHASES AND SALES OF COMMODITIES

Invest in commodities or in commodity contracts, except that, to the extent the Fund is otherwise permitted, the Fund may enter into financial futures contracts and options on those futures contracts and may invest in currencies and currency-related contracts.

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional series or classes that the Board may establish.

NON-DIVERSIFICATION

With respect to 50% of its assets, purchase a security other than a U.S. Government Security of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION

Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided there is no limit on investments in U.S. Government Securities, municipal securities or in the securities of domestic financial institutions (not including their foreign branches). For this purpose, consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries.

2.       NON-FUNDAMENTAL LIMITATIONS

BORROWING

Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations.

SECURITIES WITH VOTING RIGHTS

Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN AND SHORT SALES

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

ILLIQUID SECURITIES

Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than: (1) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable; or (2) 10% of the Fund's total assets would be invested in securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act.

INVESTMENTS IN REAL PROPERTY

Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies that invest in real estate).

CONCENTRATION

No more than 25% of a Fund's total assets may be invested in the securities of one issuer. This limitation, however, does not apply to securities of an issuer payable solely from the proceeds of U.S. Government Securities.

CONCENTRATION IN FOREIGN SECURITIES

Purchase a security if, as a result, more than 25% of a Fund's total assets would be invested in securities of foreign governments. The investment by a Fund in issuers domiciled in the same jurisdiction is not a violation of the Fund's fundamental or non-fundamental concentration policies unless the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry.

4.  PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australia and Far East Index, the Dow Jones Industrial Average, the Salomon Smith BarneyBond Index, the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return. Table 1 through 3 in Appendix C includes performance information for each Fund.

1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund may also quote tax equivalent yields, which show the taxable yields a shareholder would have to earn to equal a fund's tax-free yield after taxes. A tax equivalent yield is calculated by dividing the fund's tax-free yield by one minus a stated Federal, state or combined Federal and state tax rate.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives, which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

Yield is calculated according to the following formula:

                     a-b      6
         YIELD=  2[(----- + 1) -1]
                     cd

Where:
         a     =   dividends and interest earned during the period
         b     =   expenses accrued for the period (net of reimbursements)
         c     =   the average daily number of shares outstanding during the
                   period that were entitled to receive dividends
         d     =   the maximum offering price per share on the last day of the period

2.       TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures are based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return, before taxes on distributions and/or the sale of Fund shares, is calculated according to the following formula:

P(1+T)n = ERV

Where:
         P      =   a hypothetical initial payment of $1,000
         T      =   average annual total return
         N      =   number of years
         ERV    =   ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Average annual total return, after taxes on distributions, but before taxes on the sale of Fund shares, is calculated according to the following formula:

P (1 + T)n  =  ATV[D]

Where:
          P     =   hypothetical initial payment of $1,000;
          T     =   average annual total return (after taxes on distributions);
          n     =   period covered  by the  computation,  expressed  in  years.
         ATV[D] =   ending  value of a  hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.

Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:

P (1 + T)n  =  ATV[DR]

Where:
          P      =   hypothetical initial payment of $1,000;
          T      =   average annual total return (after taxes on  distributions and sale of Fund shares);
          n      =   period covered by the computation, expressed in years.
          ATV[DR]=   ending  value  of a  hypothetical  $1,000  payment made
                     at the  beginning of the 1-, 5- or 10-year (or other)
                     periods at the end of the   applicable   period (or
                     fractional portion), after taxes on fund distributions and sale of Fund shares.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

A Fund may quote unaveraged or cumulative total returns that reflect a Fund's performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return, without considering taxes on distributions or on sales of Fund shares, is calculated according to the following formula:

PT = (ERV/P-1)

Where:
     PT       =        period total return
     The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at

9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

PERIOD            SYSTEMATIC INVESTMENT                   SHARE PRICE                     SHARES PURCHASED
............. ................................. .................................. ..................................
     1                      $100                              $10                               10.00
     2                      $100                              $12                               8.33
     3                      $100                              $15                               6.67
     4                      $100                              $20                               5.00
     5                      $100                              $18                               5.56
     6                      $100                              $16                               6.25
............. ................................. .................................. ..................................
             Total Invested $600               Average Price $15.17               Total Shares  41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

5.  MANAGEMENT
--------------------------------------------------------------------------------
A.       TRUSTEES AND OFFICERS

The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Adviser or other service providers.


The names of the Trustees and officers of the Trust, their position with the Trust, address, length of service to the Trust, date of birth and principal occupations during the past five years are set forth below. For each Trustee, information concerning the number of portfolios overseen by the Trustee within the same fund complex and other trusteeships/directorships held by the Trustees is set forth below. The fund complex includes four other investment companies for which the Forum Financial Group, LLC group of companies provides services. Interested and disinterested Trustees have been segregated.



--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                            POSITION    LENGTH OF                                        COMPLEX           OTHER
          NAME,             WITH THE    TIME         PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY   TRUSTEESHIPS HELD
     AGE AND ADDRESS          TRUST      SERVED2              PAST 5 YEARS              TRUSTEE         BY TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
INTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
John Y. Keffer1             Chairman    1989-       Member and Director, Forum        24             None
Born:  July 15, 1942        President   Present     Financial Group, LLC (a mutual
Two Portland Square                                 fund services holding company)
Portland, ME 04101                                  Director, various affiliates of
                                                    Forum Financial Group, LLC
                                                    including Forum Fund Services,
                                                    LLC (Trust's underwriter)

                                                    Chairman/President/Other
                                                    Officer   of   three   other
                                                    investment  companies within
                                                    the fund complex.
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
(1)  John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.
(2)  Each Trustee and officer  holds office until he or she resigns,  is removed or a successor is elected and qualified.


                                       29





--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND
                            POSITION    LENGTH OF                                        COMPLEX           OTHER
          NAME,             WITH THE      TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY   TRUSTEESHIPS HELD
     AGE AND ADDRESS          TRUST      SERVED2              PAST 5 YEARS              TRUSTEE         BY TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
DISINTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Costas Azariadis            Trustee     1989-       Professor of Economics,           24             None
Born:  February 15, 1943                Present     University of California-Los
Department of Economics                             Angeles
University of California                            Visiting Professor of
Los Angeles, CA 90024                               Economics, Athens University of
                                                    Economics  and Business 1998
                                                    - 1999  Trustee of one other
                                                    investment   company  within
                                                    the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
James C. Cheng              Trustee     1989-       President, Technology Marketing   24             None
Born:  July 26, 1942                    Present     Associates
27 Temple Street                                    (marketing company for small
Belmont, MA 02718                                   and medium sized businesses in
                                                    New England)
                                                    Trustee of one other investment
                                                    company within the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
J. Michael Parish           Trustee     1989-       Partner, Wolfe, Block, Schorr     22             None
Born:  November 9, 1943                 Present     and Solis-Cohen LLP (law firm)
250 Park Avenue                                     since 2002
New York, NY 10177                                  Partner, Thelen Reid & Priest
                                                    LLP (law  firm)  from 1995 -
                                                    2002  Trustee  of one  other
                                                    investment   company  within
                                                    the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------


                                       30




--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
         OFFICERS
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

David I. Goldstein          President    2003-      Director of Business              N/A            N/A
Born: August 3, 1961                     Present    Development, Forum Financial
Two Portland Square                                 Group, LLC since 2000
Portland, ME 04101                                  Managing Director and General
                                                    Counsel,   Forum   Financial
                                                    Group, LLC from 1991 to 2000
                                                    Secretary of Forum Financial
                                                    Group,  LLC and its  various
                                                    affiliates  including  Forum
                                                    Fund      Services,      LLC
                                                    President/Assistant
                                                    Secretary   of   one   other
                                                    investment   company  within
                                                    the fund complex
                                                    Officer of one other
                                                    investment company for which
                                                    the Forum Financial Group of
                                                    companies provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Beth P. Hanson              Vice         2003-      Senior Manager, Relationship      N/A            N/A
Born:  July 15, 1966        President/   Present    Management Department and
Two Portland Square         Assistant               various other positions prior
Portland, Maine  04101      Secretary               thereto, Forum Financial Group,
                                                    LLC since 1995
                                                    Vice-President/Assistant
                                                    Secretary of one other
                                                    investment company within the
                                                    fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Stacey E. Hong              Treasurer    2002-      Director, Forum Accounting         N/A            N/A
Born:  May 10, 1966                      Present    Services, LLC since
Two Portland Square                                 Treasurer of three other
Portland, ME 04101                                  investment companies within the
                                                    fund complex
                                                    Officer of five other
                                                    investment companies for which
                                                    the Forum Financial Group of
                                                    companies provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Leslie K. Klenk             Secretary    1998-      Counsel, Forum Financial          N/A            N/A
Born:  August 24, 1964                  Present     Group,  LLC since 1998
Two Portland Square                                 Associate General Counsel,
Portland, ME 04101                                  Smith Barney Inc. (brokerage
                                                    firm) 1993 - 1998  Secretary
                                                    of  one   other   investment
                                                    company   within   the  fund
                                                    complex   Officer   of  four
                                                    other  investment  companies
                                                    for    which    the    Forum
                                                    Financial Group of companies
                                                    provides services

--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
(1)  Each Trustee and officer  holds office until he or she resigns,  is removed or a successor is elected and qualified.


                                       31





                                     TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS
------------------------------------- ----------------------------------------- --------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                AS OF DECEMBER 31, 2002 IN ALL FUNDS
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN      OVERSEEN BY TRUSTEE IN THE SAME
              TRUSTEES                    THE FUND AS OF DECEMBER 31, 2002         FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
John Y. Keffer                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
J. Michael Parish                                       None                                    None
------------------------------------- ----------------------------------------- --------------------------------------



B.   OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of December 31, 2003, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

C. INFORMATION CONCERNING TRUST COMMITTEES

1. AUDIT COMMITTEE The Trust's Audit Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. The Audit Committee, among other things, is responsible for (1) making recommendations to the Board regarding the selection of the independent public accountants and the audit and non-audit services to be performed on behalf of the Trust; (2) reviewing the methods, scope, and results of audits; (3) evaluating the independence of auditors; and (4) reviewing the Trust's internal accounting procedures and controls. During the fiscal year ended March 31, 2003, the Audit Committee met once.

2. NOMINATING COMMITTEE The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. During the fiscal year ended March 31, 2003, the Nominating Committee did not meet.

B. 3. VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of all of the Trustees, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended March 31, 2003, the Valuation Committee met ten times.


D. COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee is paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth the fees paid to each Trustee by the Trust and the Fund Complex that includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services for the fiscal year ended March 31, 2003.

                                                                                               TOTAL COMPENSATION
                            COMPENSATION                                                       FROM TRUST AND FUND
       TRUSTEE             FROM THE FUNDS            BENEFITS              RETIREMENT               COMPLEX
--------------------------------------------------------------------------------------------------------------------
John Y. Keffer                    $0                    $0                     $0                        $0
....................... ....................... ...................... ...................... .......................
Costas Azariadis                $892                    $0                     $0                   $18,000
....................... ....................... ...................... ...................... .......................
James C. Cheng                  $892                    $0                     $0                   $18,000
....................... ....................... ...................... ...................... .......................
J. Michael Parish               $892                    $0                     $0                   $18,000


C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER


Bainbridge Capital Management, LLC ("Bainbridge") serves as investment adviser to Investors Bond Fund and TaxSaver Bond Fund and Forum Investment Advisors, LLC ("FIA") serves as investment adviser to Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund. FIA and Bainbridge serve in their respective roles as advisers pursuant to seperate investment advisory agreements (each an
"Advisory Agreement") with the Trust. Under each Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.


2.       OWNERSHIP OF ADVISER


Prior to May 13, 2002, FIA served as each Fund's investment adviser pursuant to an investment advisory agreement between the Trust and FIA. FIA is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board of the Trust. On May 13, 2002, FIA's investment advisory responsibilities with regard to the Investors Bond Fund and TaxSaver Bond Fund were assigned to Bainbridge , a wholly owned subsidiary of FIA. Both Bainbridge and FIA are located at Two Portland Square, Portland, Maine 04101.


On August 1, 2002, FIA sold 80% of its interest in Bainbridge. This change in control of each Fund's adviser was approved by a shareholder vote on July 23, 2002. There was no change in the advisory fee or in advisory personnel servicing each Fund as a result of either the assignment of investment advisory responsibilities to Bainbridge or the subsequent sale of 80% of Bainbridge.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average daily net assets. The fee is accrued daily by each Fund and is paid monthly based on average daily net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.


Table 1 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of fees waived by the Adviser and the actual fees received by the Adviser. The data is presented for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).


4.       OTHER PROVISIONS OF ADVISORY AGREEMENT

The Agreement remains in effect for a period of one year from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory Agreement is terminable without penalty by the Trust regarding a Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. Generally, the Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any mistake of judgment or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

5.       ADVISORY AGREEMENT APPROVAL


In approving the continuation of the Bainbridge Advisory Agreement with respect to TaxSaver Bond Fund and Investors Bond Fund and the FIA Advisory Agreement with respect to the Maine TaxSaver Bond Fund and the New Hampshire Bond Fund, the Board, including the Disinterested Trustees, carefully considered the nature and quality of services provided to each Fund, including information provided by each Adviser regarding its personnel servicing the Funds as well as each Adviser's compliance program.

The Board also considered each Adviser's compensation and profitability for providing advisory services to the Funds and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that Bainbridge's contractual and actual advisory fee were both lower than the mean and median advisory fee for its Lipper Inc. peer group for both Funds. The Board also noted that Bainbridges's intent to continue to waive a portion of its fee in order to maintain the Funds' total annual operating expenses at 0.95% of each Fund's average daily net assets. Moreover, the Board noted that the Investors Bond Fund had outperformed its benchmarks and, for the 1, 3, and 5 year periods, and that the TaxSaver Bond Fund had been ranked in the top quartile for performance within its Lipper, Inc. peer group for the 3-month and 6-month periods.

With regard to the FIA Advisory Agreement, the Board noted that FIA's actual advisory fee for the Maine TaxSaver Bond Fund was higher than the mean and median advisory fee for its Lipper Inc. peer group and the actual advisory fee for the New Hampshire Bond Fund was lower than the mean and median advisory fee for its Lipper Inc. peer group. However, the Board also considered the FIA's intent to continue to waive a portion of its fee in order to maintain the Funds' total annual operating expenses at 0.95% of each Fund's average daily net assets. The Board also noted that both Funds had outperformed its Lipper, Inc. peer group for the 6-month and 5-year periods.

The Board reviewed the nature and extent of benefits that each Adviser received from the brokerage and research services provided to it by broker-dealers who executed portfolio transactions for the Funds, and each Adviser's trading policies and the average commissions per trade charged to the Funds. In addition, the Board reviewed each Adviser's financial information and considered the various types of insurance maintained by each Adviser as well as each Adviser's disaster recovery plan.

After requesting and reviewing such information, the Board concluded that the continuance of each Advisory Agreement was in the best interests of the Funds and their shareholders.


D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under a distribution agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of each Fund. FFS continually distributes shares of each Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of each Fund.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of each Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares. Prior to August 1, 1999, and pursuant to Distribution Agreement, FFSI received, and reallowed to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares.

Table 2 in Appendix B shows the aggregate sales charges paid to FFS, the amount of sales charge reallowed by FFS, and the amount of sales charge retained by FFS. The data are for the past three years (or shorter depending on a Fund's commencement of operations).

2.       OTHER PROVISIONS OF DISTRIBUTION AGREEMENT

The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS received a fee from each Fund at an annual rate of 0.20% of the average daily net assets of each Fund. Effective June 1, 2002, FadS will receive an administrative fee form each Fund at an annual rate of 0.10% of the average daily net assets of each Fund. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and with respect to the Fund, and without penalty, by the Trust or by FAdS with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is presented for the past three fiscal years.


2.       FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing each Fund's financial statements and tax returns.


For its services, FAcS received a fee from each Fund at an annual rate of $36,000, plus certain amounts based upon the asset level of a Fund, the Fund's turnover and the number and types of portfolio securities held by the Fund. Each Fund also reimburses FAcS for certain out-of-pocket expenses. The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by FAcS with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Accounting Agreement, FAcS is not liable for any action or inaction in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and each Fund.


Table 4 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is presented for the past three fiscal years.


3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust (the "Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, FSS received with respect to each Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000, $18 per shareholder account annually, plus out-of-pocket expenses. Prior to February 28, 2003, FSS will receives an annual fee of $18,000, certain shareholder account fees, plus certain out-of pocket expenses from each Fund.

The Transfer Agency Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Transfer Agency Agreement is terminable with or without cause and without penalty, by the Trust or FSS on 90 days' written notice to the Trust. The Transfer Agency Agreement is terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Transfer Agent Agreement, FSS is not liable for any act or inaction in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer AgencyAgreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


4.       SHAREHOLDER SERVICING AGENT

Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and FAdS effective June 1, 2002, FAdS is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by FSS ("Shareholder Servicing Activities") with respect to each of the Funds shares. Under the Plan, FAds may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through FAdS, with respect to each of the Funds' shares, a fee of up to 0.25% of that class' average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by FAdS.


5.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.

6.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

7.       INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of each Fund and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of each Fund and each Funds tax returns.

6.  PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

A.       HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are debt securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case debt and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID


Table 5 in Appendix B shows the aggregate brokerage commissions paid by each Fund. The data presented are for the past three fiscal years. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by a Fund, if any.


C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.)

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. During the last three fiscal years, no Fund has paid brokerage commissions to any affiliated person of the Fund, the Adviser, FFS or any affiliated person of those persons.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.

7.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------
A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

Each Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the sate in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share plus the applicable sales charge.


Set forth below is an example of the method of computing the offering price of a Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on March 31, 2003.

                                                          INVESTORS                           TAXSAVER
                                                          BOND FUND                           BOND FUND
Net Asset Value per Share                                   $10.41                             $10.67
.............................................. ................................... ..................................

Sales Charge, 3.75% of offering price                       $0.41                               $0.42
(3.90% of net asset value per share)
.............................................. ................................... ..................................
Offering to Public                                          $10.82                             $11.09


                                                        MAINE TAXSAVER            NEW HAMPSHIRE TAXSAVER BOND FUND
                                                          BOND FUND
Net Asset Value per Share                                   $11.35                             $10.88
.............................................. ................................... ..................................
Sales Charge, 3.00% of offering price                       $0.35                               $0.34
(3.09% of net asset value per share)
.............................................. ................................... ..................................
Offering to Public                                          $11.70                             $11.22


Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, a Fund may confirm  purchases  and  redemptions  to the financial  institution,  which will
provide  you  with  confirmations  and  periodic  statements.   A  Fund  is  not
responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.


2.       REDEMPTION IN-KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

F.       SALES CHARGES

1.       REDUCED SALES CHARGES


You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. To determine the applicable reduced sales charge under ROA, the Fund will combine the value of your current purchase with the value of any A Shares of any other series of the Trust managed by the Adviser (as of the Fund's prior business day) and that were purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. In determining whether a purchase qualifies under ROA, the Fund will consider the value of the Fund's A Shares and any A Shares of another Trust series managed by the Adviser purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED

TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE FUND FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.


You may also enter into a written Letter of Intent ("LOI"), which expresses your intent to invest $100,000 or more in a Fund within a period of 13 months. Each purchase under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the Fund as if such purchases were executed in a single transaction.

2.       ELIMINATION OF SALES CHARGES

No sales charge is assessed on the reinvestment of Fund distributions. No sales charge is assessed on purchases made for investment purposes or on redemptions by:

o A qualified retirement plan under Section 401(a) of the IRC or a plan opertating consistent with Section 403(b) of the IRC
o Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee
o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o Any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
o Any person who exchanges into a Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

8.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of a Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year-end of each Fund is March 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION


As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:


     o The Fund must distribute at least 90% of its investment company taxable income for the tax year and at least 90% of its net tax-exempt interest income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

Each Fund generally intends to operate in a manner such that it will not be liable for federal income tax.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. It is expected that only a small portion, if any, of a Fund's distributions will qualify for the dividends-received deduction for corporate shareholders.


Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.


Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in a Fund's financial statements. Any such losses may not be carried back.

TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund each anticipates distributing substantially all of its net tax-exempt interest income for each tax year. These distributions generally are not taxable to you. If you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by a Fund, you may have to pay federal income tax on your pro rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax imposed on individuals and corporations. Distributions of net income from tax-exempt obligations are included in the "adjusted current earnings" of corporations for alternative minimum tax purposes.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares the net asset value of which at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of a Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to you during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS TRANSACTIONS

For federal income tax purposes, when equity or over-the-counter put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When such put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts, which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, of the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.

Under current federal tax law, if a Fund invests in bonds issued with "original issue discount", the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year. With respect to "market discount bonds" (i.e., bonds purchased by a Fund at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. As a result, in order to make the distributions necessary for a Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.

If a Fund invests in the securities of foreign issuers, the Fund's income may be subject to foreign withholding taxes.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


E.       SALE OR REDEMPTION OF SHARES


In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so-called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares and is disallowed to the extent of the amount of distributions of tax-exempt interest income received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING


A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.


G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.


If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, and distributions of net capital gain or tax exempt interest income from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.


If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.


In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.


The tax rules of other countries with respect to an investment in a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

9.  OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS


1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                       Maine TaxSaver Bond Fund
Brown Advisory Growth Equity Fund(1)            Mastrapasqua Growth Value Fund
Brown Advisory Intermediate Bond Fund(1)        New Hampshire TaxSaver Bond Fund
Brown Advisory International Fund(1)            Payson Total Return Fund
Brown Advisory Intermediate Fund(1)             Payson Value Fund
Brown Advisory Small-Cap Growth Fund(2)         Polaris Global Value Fund
Brown Advisory Value Equity Fund(1)             Shaker Fund(3)
DF Dent Premier Growth Fund                     TaxSaver Bond Fund
Fountainhead Special Value Fund                 Winslow Green Growth Fund
Investors Bond Fund


(1)  The Trust offers Institutional and A Shares of this series.
(2)  The Trust offers Institutional, A and B Shares of this series.
(3) The Trust offers shares of beneficial interest in Intermediary, A, B, and C classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. The Board will consider approving amendments to the code of ethics for Trust, the Adviser and the principal underwriter at its next regularly scheduled meeting.

The Fund reserves the right to invest in one or more other investment companies in a Core and Gateway(R) structure.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of a Fund, you may contact FSS.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that
the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

A shareholder or shareholders representing 33 1/3% or more the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       FUND OWNERSHIP


As of July7, 2003, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of each Fund.


Also as of that date, certain shareholders of record owned 5% or more of a class of shares of a Fund. Shareholders known by a Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 8 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 7, 2002, the following persons beneficially owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION
                                             PERCENTAGE OF
FUND                  SHAREHOLDER            SHARES OWNED
...................... ...................... .....................
Investors Bond Fund   SEI Trust Company         33.77
...................... ...................... .....................


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Forum Funds' Trust Instrument (the document that governs the operations of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series if held to be personally liable solely by reason of being or having been a shareholder of a series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


D.       PROXY VOTING PROCEDURES

A copy of the Trust's proxy voting procedures adopted on behalf of each Fund are included in Appendix D. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting FSS at
(800)   953-6786   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.

E.       REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, the copy of such contract or other documents filed as exhibits to the registration statement.


F.       FINANCIAL STATEMENTS

The financial statements of each of Investors Bond Fund, TaxSaver Fund, Maine TaxSaver Bond Fund, and New Hampshire TaxSaver Bond Fund for the year ended March 31, 2003, which are included in the Annual Report to Shareholders of each Fund, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       FITCH RATINGS

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B,CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH RATINGS

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------
TABLE 1 - INVESTMENT ADVISORY FEES


The following table shows the dollar amount of advisory fees accrued by each Fund, the amount of advisory fees waived by the adviser and the amount of advisory fee paid to the adviser.

                                                  ADVISORY FEES           ADVISORY FEES           ADVISORY FEES
INVESTORS BOND FUND                                  ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                       $62,189                ($36,443)                $25,746
     Year Ended March 31, 2002                       $54,225                ($36,618)                $17,607
     Year Ended March 31, 2001                      $111,176                ($39,569)                $71,607

                                                  ADVISORY FEES           ADVISORY FEES           ADVISORY FEES
TAXSAVER BOND FUND                                   ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                       $75,346                ($24,618)                $50,728
     Year Ended March 31, 2002                       $83,772                ($12,984)                $70,878
     Year Ended March 31, 2001                       $98,499                ($35,594)                $62,905

                                                  ADVISORY FEES           ADVISORY FEES           ADVISORY FEES
MAINE TAXSAVER BOND FUND                             ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                      $154,992                 ($2,175)                $152,817
     Year Ended March 31, 2002                      $146,144                 ($6,078)                $140,066
     Year Ended March 31, 2001                      $127,243                ($64,557)                 $62,686

                                                  ADVISORY FEES           ADVISORY FEES           ADVISORY FEES
NEW HAMPSHIRE TAXSAVER BOND FUND                     ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                       $39,556                ($39,556)                   $0
     Year Ended March 31, 2002                       $49,538                ($49,538)                   $0
     Year Ended March 31, 2001                       $47,157                ($47,148)                   $9


                                       B-1




TABLE 2 - SALES CHARGES

                                             AGGREGATE SALES             AMOUNT                  AMOUNT
INVESTORS BOND FUND                               CHARGE                 RETAINED               REALLOWED
     Year Ended March 31, 2002                    $6,717                  $1,074                  $5,643
     Year Ended March 31, 2002                   $35,721                  $5,932                 $29,789
     Year Ended March 31, 2001                    $3,672                   $510                   $3,162

                                             AGGREGATE SALES              AMOUNT                  AMOUNT
                                                 CHARGE                  RETAINED                REALLOWED
TAXSAVER BOND FUND
     Year Ended March 31, 2002                      $675                    $101                    $574
     Year Ended March 31, 2002                       $93                     $12                     $81
     Year Ended March 31, 2001                        $0                      $0                      $0

                                             AGGREGATE SALES             AMOUNT                  AMOUNT
MAINE TAXSAVER BOND FUND                         CHARGE                 RETAINED                REALLOWED
     Year Ended March 31, 2002                   $82,727                 $14,075                 $68,642
     Year Ended March 31, 2002                  $146,419                 $23,215                 $123,204
     Year Ended March 31, 2001                   $79,460                 $14,255                 $65,205

                                              AGGREGATE SALES            AMOUNT                  AMOUNT
NEW HAMPSHIRE TAXSAVER BOND FUND                CHARGE                  RETAINED                REALLOWED
     Year Ended March 31, 2002                   $31,897                  $2,644                 $29,253
     Year Ended March 31, 2002                   $30,062                  $5,254                 $24,808
     Year Ended March 31, 2001                   $25,771                  $4,996                 $20,775


                                      B-2




TABLE 3 - ADMINISTRATION FEES


The following table shows the dollar amount of administration fees accrued by each Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                                ADMINISTRATION FEES     ADMINISTRATION FEES     ADMINISTRATION FEES
INVESTORS BOND FUND                                   ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                        $18,167                  $2,620                 $15,547
     Year Ended March 31, 2002                        $27,112                 $13,556                 $13,556
     Year Ended March 31, 2001                        $55,588                 $27,794                 $27,794

                                                ADMINISTRATION FEES     ADMINISTRATION FEES     ADMINISTRATION FEES
TAXSAVER BOND FUND                                    ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                        $22,178                  $3,341                 $18,837
     Year Ended March 31, 2002                        $41,686                 $12,843                 $28,843
     Year Ended March 31, 2001                        $49,249                 $24,625                 $24,624

                                                ADMINISTRATION FEES     ADMINISTRATION FEES     ADMINISTRATION FEES
MAINE TAXSAVER BOND FUND                              ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                        $45,084                  $6,336                 $38,748
     Year Ended March 31, 2002                        $73,072                 $36,536                 $36,536
     Year Ended March 31, 2001                        $63,622                 $31,811                 $31,811

                                                ADMINISTRATION FEES     ADMINISTRATION FEES     ADMINISTRATION FEES
NEW HAMPSHIRE TAXSAVER BOND FUND                      ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                        $11,849                  $3,920                  $7,929
     Year Ended March 31, 2002                        $24,769                 $24,156                   $613
     Year Ended March 31, 2001                        $23,578                 $22,606                   $972

                                      B-3




TABLE 4 - ACCOUNTING FEES


The following able shows the dollar amount of accounting fees accruedby each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                                  ACCOUNTING FEES      ACCOUNTING FEES WAIVED     ACCOUNTING FEES
INVESTORS BOND FUND                                   ACCRUED                                         RETAINED
     Year Ended March 31, 2003                        $42,615                    $0                   $42,615
     Year Ended March 31, 2002                        $40,900                    $0                   $40,900
     Year Ended March 31, 2001                        $40,900                    $0                   $40,900

                                                  ACCOUNTING FEES      ACCOUNTING FEES WAIVED     ACCOUNTING FEES
TAXSAVER BOND FUND                                    ACCRUED                                         RETAINED
     Year Ended March 31, 2003                        $42,697                    $0                   $42,697
     Year Ended March 31, 2002                        $39,900                    $0                   $39,900
     Year Ended March 31, 2001                        $39,900                    $0                   $39,900

                                                  ACCOUNTING FEES      ACCOUNTING FEES WAIVED     ACCOUNTING FEES
MAINE TAXSAVER BOND FUND                              ACCURED                                         RETAINED
     Year Ended March 31, 2003                        $50,769                    $0                   $50,769
     Year Ended March 31, 2002                        $49,900                    $0                   $49,900
     Year Ended March 31, 2001                        $50,900                    $0                   $50,900

NEW HAMPSHIRE TAXSAVER BOND FUND                  ACCOUNTING FEES      ACCOUNTING FEES WAIVED     ACCOUNTING FEES
                                                      ACCRUED                                         PAYABLE
     Year Ended March 31, 2003                        $40,010                    $0                   $40,010
     Year Ended March 31, 2002                        $38,900                    $0                   $38,900
     Year Ended March 31, 2001                        $38,900                    $0                   $38,900

TABLE 5 - COMMISSIONS


The following table shows the aggregate BOND FUND brokerage commissions paid by each Fund.

                               INVESTORS       TAXSAVER      MAINE TAXSAVER     NEW HAMPSHIRE TAXSAVER
YEAR ENDED                     BOND FUND       BOND FUND        BOND FUND            BOND FUND
March 31, 2003                     $0            $0               $0                $0
March 31, 2002                 $5,323            $0               $0                $0
March 31, 2001                     $0            $0               $0                $0

TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS


The following table lists the regular brokers and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of a Fund's holdings of those securities as of the Fund's most recent fiscal year.


                               INVESTORS      TAXSAVER BOND   MAINE TAXSAVER   NEW HAMPSHIRE
REGULAR BROKER OR DEALER       BOND FUND         FUND           BOND FUND     TAXSAVER BOND FUND
                                N/A              N/A              N/A               N/A

TABLE 7 - 5% SHAREHOLDERS

The following table lists (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of a Fund, as of July 7, 2003.

                                                                                               % OF
FUND/CLASS OF SHARES            NAME AND ADDRESS                               SHARES           FUND
--------------------------------------------------------------------------------------------------------
INVESTORS BOND FUND

                                SEI Trust Company                           508,029.641         33.77
                                CO Irwin Union Bank & Trust
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                SEI Trust Company                           158,285.211         10.52
                                CO Irwin Union Bank & Trust
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Eaton National Bank                         151,283.534         10.06
                                110 W Main Street
                                P.O. Box 309 Eaton, OH 45320

                                Gertrude Weiss                              113,285.065          7.53
                                CO Larry Zusman
                                5045 North Main St. Suite 250
                                Dayton, OH   45415

                                Ohio Heritage Bank                           97,498.911          6.48
                                200 Main Street
                                P.O. Box 1000 Coshocton, OH 43812

................................ ....................................... ..................... ...........
TAXSAVER BOND FUND

                                Lawrence L Zusman TTEE                      255,386.786         18.72
                                Lawrence L Zusman Living Trust
                                485 S. Parkview Ave, Apt 207
                                Bexley, OH 43209

                                Leonore Zusman TTEE                         231,363.186         16.96
                                Leonore Zusman Living Trust
                                485 S. Parkview Ave, Apt 207
                                Bexley, OH 43209

                                Mitchell Singer                             198,442.761         14.54
                                5045 N. Main Street, Suite 250
                                Dayton, OH 45414-3637

                                Jack R. Scholl                               98,442.761          7.22
                                Judith L. Scholl JT Tenn
                                15 Thornridge Road
                                Pittsburgh, PA 15202


                                      B-6






                                                                                                 % OF
FUND/CLASS OF SHARES            NAME AND ADDRESS                               SHARES             FUND
................................ ....................................... ..................... ...........
New Hampshire TaxSaver Bond
Fund

                                Primevest Financial Services                 93,729.780          9.58
                                FBO Richard W. Aho
                                400 First Street South, Suite 300
                                P.O. Box 283
                                St. Cloud, MN 56302

                                Doris E. Leroux                              58,352.124          5.97
                                30 Winter St.
                                Peterborough, NH

APPENDIX C -   PERFORMANCE DATA
--------------------------------------------------------------------------------


Tables 1 through 3 show performance of the Fund as of periods ending March 31, 2003.


INVESTORS BOND FUND

TABLE 1 - TOTAL RETURNS

      ONE YEAR             FIVE YEARS            TEN YEARS
        7.09%                 5.72%                6.56%

TABLE 2 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      ONE YEAR             FIVE YEARS            TEN YEARS
        4.74%                 3.00%                3.66%

TABLE 3 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      ONE YEAR             FIVE YEARS            TEN YEARS
        4.29%                 3.16%                3.74%

TAXSAVER BOND FUND

TABLE 1 - TOTAL RETURNS

      ONE YEAR             FIVE YEARS            TEN YEARS
        3.07%                 3.96%                5.14%

TABLE 2 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      ONE YEAR             FIVE YEARS            TEN YEARS
        2.98%                 3.87%                4.97%

TABLE 3 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      ONE YEAR             FIVE YEARS            TEN YEARS
        3.53%                 4.00%                5.00%

MAINE TAXSAVER BOND FUND

TABLE 1 - TOTAL RETURNS

      ONE YEAR             FIVE YEARS            TEN YEARS
        3.94%                 4.23%                5.10%

TABLE 2 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      ONE YEAR             FIVE YEARS            TEN YEARS
        3.94%                 4.20%                5.07%

TABLE 3 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      ONE YEAR             FIVE YEARS            TEN YEARS
        3.80%                 4.18%                4.98%

NEW HAMPSHIRE TAXSAVER BOND FUND

TABLE 1 - TOTAL RETURNS

      ONE YEAR             FIVE YEARS            TEN YEARS
        3.45%                 4.09%                5.21%

TABLE 2 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS


      ONE YEAR             FIVE YEARS            TEN YEARS
        3.32%                 4.02%                5.17%

TABLE 3 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      ONE YEAR             FIVE YEARS            TEN YEARS
        3.63%                 4.06%                5.08%


TABLE 1 - TOTAL RETURNS (WITHOUT SALES CHARGES)

The average annual total return of each Fund, without sales charges, for the period ended March 31, 2003, was as follows.

                                               CALENDAR                                                   SINCE
                         ONE        THREE        YEAR         ONE      THREE      FIVE        TEN        INCEPTION
                        MONTH       MONTHS     TO DATE       YEAR      YEARS      YEARS       YEARS     (ANNUALIZED)
INVESTORS              -0.12%       1.39%       1.39%       11.26%      9.11%     6.53%       6.97%        8.18%
BOND FUND
TAXSAVER BOND FUND      0.15%       1.16%       1.16%        7.08%      6.60%     4.76%       5.55%        6.43%
MAINE TAXSAVER         -0.05%       0.85%       0.85%        7.16%      6.28%     4.86%       5.45%        5.99%
BOND FUND
NEW HAMPSHIRE          -0.07%       0.68%       0.68%        6.65%      6.03%     4.72%       5.51%        5.51%
TAXSAVER BOND FUND

TABLE 2 - TOTAL RETURNS (WITH SALES CHARGES)


The average annual total return of each Fund, with sales charges, for the period ended March 31, 2003, was as follows.


                 ONE       THREE       FIVE        TEN        SINCE INCEPTION
                 YEAR      YEARS       YEARS       YEARS        (ANNUALIZED)
-------------------------------------------------------------------------------
INVESTORS
BOND FUND       7.09%      7.73%       5.72%       6.56%           7.88%
-------------------------------------------------------------------------------
TAXSAVER
BOND FUND       3.07%      5.25%       3.96%       5.14%           6.13%
-------------------------------------------------------------------------------
MAINE
TAXSAVER
BOND FUND       3.94%      5.20%       4.23%       5.13%           5.70%
-------------------------------------------------------------------------------
NEW HAMPSHIRE
TAXSAVER
BOND FUND       3.45%      4.96%       4.09%       5.19%           5.20%


For the thirty-day period ended March 31, 2003, the 30-day yields of each Fund were as follows:

                                                                 3-DAY SEC TAX
                                        30-DAY SEC YIELD        EQUIVALENT YIELD
INVESTORS BOND FUND                           4.58%                   N/A
TAXSAVER BOND FUND                            3.10%                  5.05%
MAINE TAXSAVER BOND FUND                      2.18%                  3.87%
NEW HAMPSHIRE TAXSAVER BOND FUND              2.11%                  3.61%

APPENDIX D - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------



                       BAINBRIDGE CAPITAL MANAGEMENT, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003


I.       GENERAL STATEMENT

      Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Bainbridge Capital Management, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

      With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

          A.   vote proxies as described in Section III below.

          B. PERIODICALLY INFORM ITS EMPLOYEES (I) THAT THEY ARE UNDER AN OBLIGATION TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF THE ADVISER WITH RESPECT TO VOTING PROXIES ON BEHALF OF ALL CLIENTS, BOTH AS A RESULT OF THE EMPLOYEE'S PERSONAL RELATIONSHIPS AND DUE TO CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF THE ADVISER'S BUSINESS, AND (II) THAT EMPLOYEES SHOULD BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF THE MANAGEMENT OF THE ADVISER.

          C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

         THE ADVISER RECOGNIZES THAT UNDER CERTAIN CIRCUMSTANCES IT MAY HAVE A CONFLICT OF INTEREST IN VOTING PROXIES ON BEHALF OF A FUND ADVISED BY THE ADVISER. A "CONFLICT OF INTEREST," MEANS ANY CIRCUMSTANCE WHEN THE ADVISER (INCLUDING OFFICERS, DIRECTORS, AGENTS AND EMPLOYEES) KNOWINGLY DOES BUSINESS WITH, RECEIVES COMPENSATION FROM, OR SITS ON THE BOARD OF, A PARTICULAR ISSUER OR CLOSELY AFFILIATED ENTITY, AND, THEREFORE, MAY APPEAR TO HAVE A CONFLICT OF INTEREST BETWEEN ITS OWN INTERESTS AND THE INTERESTS OF FUND SHAREHOLDERS IN HOW PROXIES OF THAT ISSUER ARE VOTED. THE ADVISER HAS ADOPTED THE TRUST'S PROCEDURES (ATTACHED HERETO) AS THEY RELATE TO THE RESOLUTION OF CONFLICTS OF INTEREST.

IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

          A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:


               1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

               2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

               3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;


               4.  Ensure that the proxy is actually voted;

               5.  Develop a system to trace missing proxies expeditiously;

               6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

               7.  Maintain the appropriate records as described below; and

               8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

               The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.       DISCLOSURE

          A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.


          B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

          A. Copies of the proxy voting procedures and policies, and any amendments thereto.

          B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of
          proxy   statements  from  the  SEC's  EDGAR  system  for  those  proxy statements that are so available.

          C.   A record of each vote that the Adviser casts.

          D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

          E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

                       BAINBRIDGE CAPITAL MANAGEMENT, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               ACKNOWLEDGMENT FORM


I have read and I understand the Proxy Voting Procedures and Policies Applicable to Bainbridge Capital Management, LLC and I will comply in all respects with those procedures.





---------------------------------------            -----------------------------
                  Signature                                  Date




---------------------------------------
                Printed Name

THIS FORM MUST BE COMPLETED AND RETURNED TO FORUM'S COMPLIANCE DEPARTMENT AT:

                                    Forum Financial Group
                                    COMPLIANCE DEPARTMENT
                                    TWO PORTLAND SQUARE
                                    Portland, ME  04101

                         FORUM INVESTMENT ADVISORS, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003


I.       GENERAL STATEMENT

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.


     With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

          A.   vote proxies as described in Section III below.

          B. PERIODICALLY INFORM ITS EMPLOYEES (I) THAT THEY ARE UNDER AN OBLIGATION TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF THE ADVISER WITH RESPECT TO VOTING PROXIES ON BEHALF OF ALL CLIENTS, BOTH AS A RESULT OF THE EMPLOYEE'S PERSONAL RELATIONSHIPS AND DUE TO CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF THE ADVISER'S BUSINESS, AND (II) THAT EMPLOYEES SHOULD BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF THE MANAGEMENT OF THE ADVISER.

          C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.


III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

         THE ADVISER RECOGNIZES THAT UNDER CERTAIN CIRCUMSTANCES IT MAY HAVE A CONFLICT OF INTEREST IN VOTING PROXIES ON BEHALF OF A FUND ADVISED BY THE ADVISER. A "CONFLICT OF INTEREST," MEANS ANY CIRCUMSTANCE WHEN THE ADVISER (INCLUDING OFFICERS, DIRECTORS, AGENTS AND EMPLOYEES) KNOWINGLY DOES BUSINESS WITH, RECEIVES COMPENSATION FROM, OR SITS ON THE BOARD OF, A PARTICULAR ISSUER OR CLOSELY AFFILIATED ENTITY, AND, THEREFORE, MAY APPEAR TO HAVE A CONFLICT OF INTEREST BETWEEN ITS OWN INTERESTS AND THE INTERESTS OF FUND SHAREHOLDERS IN HOW PROXIES OF THAT ISSUER ARE VOTED. THE ADVISER HAS ADOPTED EACH TRUST'S PROCEDURES (ATTACHED HERETO) AS THEY RELATE TO THE RESOLUTION OF CONFLICTS OF INTEREST.

IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

          A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:


               1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

               2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

               3.  Compile  a list of  accounts   that  hold   the  security,
               together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

               4.  Ensure that the proxy is actually voted;

               5.  Develop a system to trace missing proxies expeditiously;

               6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

               7.  Maintain the appropriate records as described below; and

               8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

               The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.


V.       DISCLOSURE

          A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.


          B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

          A. Copies of the proxy voting procedures and policies, and any amendments thereto.

          B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of
          proxy   statements  from  the  SEC's  EDGAR  system  for  those  proxy statements that are so available.

          C.  A record of each vote that the Adviser casts.

          D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

          E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

                         FORUM INVESTMENT ADVISORS, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               ACKNOWLEDGMENT FORM


I have read and I understand the Proxy Voting Procedures and Policies Applicable to Forum Investment Advisors, LLC and I will comply in all respects with those procedures.





-------------------------------------                 --------------------------
             Signature                                          Date




-------------------------------------
             Printed Name

THIS FORM MUST BE COMPLETED AND RETURNED TO FORUM'S COMPLIANCE DEPARTMENT AT:

                                    Forum Financial Group
                                    COMPLIANCE DEPARTMENT
                                    TWO PORTLAND SQUARE
                                    Portland, ME  04101

FORUM                                   STATEMENT OF ADDITIONAL INFORMATION
FUNDS                                   ----------------------------------------

                                        JULY 31, 2003




INVESTMENT ADVISER:                     PAYSON VALUE FUND

H.M. Payson & Co.                       PAYSON BALANCED FUND
P.O. Box 31
One Portland Square
Portland, Maine 04112

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:
Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(207) 879-0001 (800) 805-8258





This Statement of Additional Information (the "SAI") supplements the Prospectus dated July 31, 2003, as may be amended from time to time, offering shares of Payson Value Fund and Payson Balanced Fund (the "Funds"), two separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services at the address or telephone number listed above.

Financial Statements for each Fund for the year ended March 31, 2003, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY.......................................................................1



1.  INVESTMENT POLICIES AND RISKS..............................................2


2.  INVESTMENT LIMITATIONS....................................................12


3.  PERFORMANCE DATA AND ADVERTISING..........................................15


4.  MANAGEMENT................................................................20


5.  PORTFOLIO TRANSACTIONS....................................................29


6.  PURCHASE AND REDEMPTION INFORMATION.......................................31


7.  TAXATION..................................................................33


8.  OTHER MATTERS.............................................................37



APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1


APPENDIX B - MISCELLANEOUS TABLES............................................B-1



APPENDIX C - PERFORMANCE DATA................................................C-1


APPENDIX D - PROXY VOTING PROCEDURES.........................................D-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Adviser" means H.M. Payson & Co.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of each Fund's assets.


"Disinterested Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.


"FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

"FAdS" means Forum Administrative Services, LLC, the administrator of each Fund.

"Fitch" means Fitch Ratings.

"FFS" means Forum Fund Services, LLC, the distributor of each Fund's shares.

"FSS" means Forum Shareholder Services, LLC, the transfer agent of each Fund.

"Fund" means each of Payson Value Fund or the Payson Balanced Fund.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value per share.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  Investment Policies and Risks
--------------------------------------------------------------------------------

Each Fund is a diversified series of the Trust. This section discusses in greater detail than the Funds' Prospectus certain investments that the Funds may make. A Fund will make only those investments described below that are in accordance with its investment objectives and policies.

A.       SECURITY RATINGS INFORMATION

Payson Balanced Fund's investments in debt securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in debt securities that are considered to be investment grade. Investment grade means rated in the top four long-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock the lowest ratings are "Baa" in the case of Moody's and "BBB" in the case of S&P. Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       EQUITY SECURITIES

1.       GENERAL

COMMON AND PREFERRED STOCK. Each Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

WARRANTS. Each Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

DEPOSITARY RECEIPTS. Each Fund may invest in depository receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. The Funds may invest up to 20% of their assets in ADRs and EDRs. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

2.       RISKS

COMMON AND PREFERRED STOCK. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

CONVERTIBLE SECURITIES. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.       DEBT SECURITIES

1.       GENERAL

Payson  Balanced Fund may invest in debt  securities  including  corporate  debt
obligations,   U.S.  Government  Securities,   mortgage-related  securities  and
variable and floating rate securities.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. Companies use these instruments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. In addition, the Fund may invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds). The Fund intends to restrict its purchases of these securities to issues denominated and payable in United States dollars. The Fund may only invest in commercial paper that is rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, is judged by the adviser to be of comparable quality.

FINANCIAL INSTITUTION OBLIGATIONS. Obligations of financial institutions include, among other things, negotiable certificates of deposit and bankers' acceptances. The Fund may invest in negotiable certificates of deposit and bankers' acceptances issued by commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and are insured by the Federal Deposit Insurance Corporation. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Certificates of deposit which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (such as Fannie Mae (formerly the
Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (such as Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities that are U.S. Government Securities or are rated in one of the two highest rating categories by an NRSRO or, if unrated, are judged by the Adviser to be of comparable quality. Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-RELATED SECURITIES. The principal issuers or guarantors of mortgage-related securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Federal Housing Authority or Veterans Administration) mortgages. The full faith and credit of the U.S. Government back the principal and interest on GNMA pass-through securities.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHMLC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. The full faith and credit of the U.S. Government do not back mortgage-related securities from FNMA and FHLMC.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-related securities is smaller and less liquid than the market for mortgage-related securities issued by U.S. government issuers.

STRIPPED MORTGAGE-RELATED SECURITIES. Stripped mortgage-related securities are multi-class mortgage-related securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-related securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are multiple-class debt obligations that are fully collateralized by mortgage-related pass-through securities or by pools of mortgages ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.

Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and have multiple classes similar to those of CMOs. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-related securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

VARIABLE AND FLOATING RATE SECURITIES. Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

2.       RISKS


GENERAL. The market value of the interest-bearing fixed income securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in a Fund is subject to risk even if all fixed income securities in a Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.


Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK. The Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund will generally buy debt securities that are rated by an NRSRO in the top four long-term rating categories or in the top two short-term rating categories. Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

Each Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Each Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

MORTGAGE-RELATED SECURITIES. The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-related securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund to the extent they retain the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates then those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-related securities may contain elements of credit enhancement, consisting of either: (1) liquidity protection; or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-related securities, although the credit enhancement may increase the costs of the mortgage-related securities.

D.       OPTIONS AND FUTURES

1.       GENERAL

Each Fund may seek to hedge against either a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing and writing (selling) covered options on securities in which it invests and on any securities index based in whole or in part on securities in which the Fund may invest. Payson Value Fund may also buy and sell stock index futures and Payson Balanced Fund may buy and sell stock index futures. Both Funds may purchase and sell futures contracts on Treasury bills, Treasury bonds and other financial instruments and may write covered call options and purchase and sell out and call options on those futures contracts. The Funds may only invest in options traded on an exchange or in an over-the-counter market.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS

A Fund will not hedge more than 30% of its total assets by selling futures contracts, buying put options and writing call options. In addition, a Fund will not buy futures contracts or write put options whose underlying value exceeds 10% of the Fund's total assets. A Fund will also not purchase call options if the underlying value of all such options would exceed 5% of the Fund's total assets. A Fund will not enter into futures contracts and options, if immediately thereafter, more than 5% of the Fund's total assets would be invested in these options or committed to margin on futures contracts.

Each Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only: (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain other limitations.

4.       RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

E.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

A Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS


Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.


3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

F.       LEVERAGE TRANSACTIONS

1.       GENERAL

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Funds use these investment techniques only when the Adviser believes that the leveraging and the returns available to the Funds from investing the cash will provide investors a potentially higher return.


SECURITIES LENDING. As a fundamental policy, each Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a repurchase agreement, it will retain possession of the purchased securities and any underlying collateral. Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Funds may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. A purchase of securities on a "when-issued" or "forward commitment basis" will not be made if, as a result, more than 15% of a Fund's total assets would be committed to such transactions.

2.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

G.       FOREIGN SECURITIES

Each Fund may invest up to 20% of their total assets in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends and intererst payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

H.       CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. A Fund operating under a Core and Gateway(R) structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway(R) structure if it would materially increase costs to a Fund's shareholders. The Board will not convert a Fund to a Core and Gateway(R) structure without notice to the shareholders.

I.       TEMPORARY DEFENSIVE POSITION


A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two short-term highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, time deposits, bankers' acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds. A Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.


Under normal circumstances, Payson Balanced Fund may also invest in money market instruments that are rated in one of the two highest rating categories by an NRSRO or, if unrated, are judged by the adviser to be of comparable quality.

2.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each  Fund  has  adopted  the  following  investment   limitations,   which  are
fundamental policies of the Fund. Neither Fund may:

1.       BORROWING

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

2.       CONCENTRATION

Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

3.       DIVERSIFICATION

With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer, if: (1) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or (2) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

4.       UNDERWRITING ACTIVITIES

Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

5.       MAKING LOANS

Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

6.       PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

7.       PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

8.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act") and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

9.       OIL, GAS & MINERAL EXPLORATION

Invest in interests in oil or gas or interests in other mineral exploration or development programs.

B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. Neither Fund may:

1.       PLEDGING

Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

2.       INVESTMENT IN OTHER INVESTMENT COMPANIES

Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest up to 10% of its total assets in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

3.       MARGIN AND SHORT SALES

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

4.       BORROWING

Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 10% of the value of the Fund's total assets.

5.       ILLIQUID SECURITIES

Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than: (1) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act ("Restricted Securities"); or (2) 10% of the Fund's total assets would be invested in Restricted Securities.

6.       REAL PROPERTY

Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies, which invest in real estate.)

7.       WARRANTS

Invest in warrants if: (1) more than 5% of the value of the Fund's net assets will be invested in warrants (valued at the lower of cost or market); or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purpose of this limitation, warrants acquired by the Fund in units or attached to securities are deemed to have no value.

3.  PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Funds.

1.       TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures are based on amounts invested in a fund net of sales charges that may be paid by an investor.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return before taxes on distributions and/or the sale of Fund shares is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period


Average annual total return, after taxes on distributions, but before taxes on the sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:
                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total return (after taxes on distributions);
                  n =               period covered by the computation, expressed in years.
                  ATV[D] =          ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                                    5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.

Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:


                                       16


         P (1 + T)n  =  ATV[DR]

         Where:
                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total return (after taxes on distributions and sale of Fund shares);
                  n =               period covered by the computation, expressed in years.
                  ATV[DR] =         ending value of a hypothetical $1,000 payment made at the beginning of the 1-,
                                    5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. A Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial
$1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

A Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. The Fund may quote unaveraged or cumulative total returns that reflect a Fund's performance over a stated period of time. Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return, without considering taxes on distributions or on sales of Fund shares, is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
         The other definitions are the same as in average annual total return above

1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period. This figure is then divided by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses are generally excluded from these calculations.


                                       17


Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that does take into account payment of sales charges. The
Funds charge no sales charges.

Yield is calculated according to the following formula:

                    a - b      6
         Yield = 2[(------ + 1)  - 1]
                      cd
         Where:
                  a        =        dividends and interest earned during the period
                  b        =        expenses accrued for the period (net of reimbursements)
                  c        =        the average daily number of shares outstanding during the period that were entitled to receive dividends
                  d        =        the maximum offering price per share on the last day of the period

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

PERIOD            SYSTEMATIC INVESTMENT                   SHARE PRICE                      SHARES PURCHASED
............. ................................. .................................. ...................................
     1                      $100                              $10                               10.00
     2                      $100                              $12                                8.33
     3                      $100                              $15                                6.67
     4                      $100                              $20                                5.00
     5                      $100                              $18                                5.56
     6                      $100                              $16                                6.25
............. ................................. .................................. ...................................
             Total Invested $600               Average Price $15.17               Total Shares  41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

4.  MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS

The Trustees and officers are responsible for managing the Funds' affairs and for exercising the Funds' powers except those reserved for the shareholders and those assigned to the Adviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The names of the Trustees and officers of the Trust, their position with the Trust, length of time serving the Trust, address, date of birth and principal occupations during the past five years are set forth below. For the Trustees, information concerning the number of portfolios overseen by the Trustee and other Trusteeships held by the Trustee has also been included. Interested and disinterested Trustees have been segregated.

--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND           OTHER
                            POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S)        COMPLEX        TRUSTEESHIPS
          NAME,             WITH THE       TIME                  DURING                 OVERSEEN         HELD BY
     AGE AND ADDRESS          TRUST      SERVED(2)            PAST 5 YEARS             BY TRUSTEE        TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
INTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

John Y. Keffer 1            Chairman    1989-       Member and Director, Forum        26             None
Born:  July 15, 1942        President   Present     Financial Group, LLC (a mutual
Two Portland Square                                 fund services holding company)
Portland, ME 04101                                  Director, various affiliates of
                                                    Forum Financial Group, LLC
                                                    including Forum Fund
                                                    Services, LLC (Trust's
                                                    underwriter)
                                                    Chairman/President, Core
                                                    Trust (Delaware)
                                                    Chairman/President/Other
                                                    Officer of three
                                                    other investment companies
                                                    within the fund complex.
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

1    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.


2 Each Trustee and officer holds office until he or she resigns, is removed or a successor is elected and qualified.



                                       20


--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND           OTHER
                            POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S)        COMPLEX        TRUSTEESHIPS
          NAME,             WITH THE       TIME                  DURING                 OVERSEEN         HELD BY
     AGE AND ADDRESS          TRUST      SERVED(1)            PAST 5 YEARS             BY TRUSTEE        TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
DISINTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

Costas Azariadis            Trustee     1989-       Professor of Economics,           24             None
Born:  February 15, 1943                Present     University of California-Los
Department of Economics                             Angeles
University of California                            Visiting Professor of
Los Angeles, CA 90024                               Economics, Athens University of

                                                    Economics  and Business 1998
                                                    - 1999  Trustee of one other
                                                    investment company within
                                                    the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

James C. Cheng              Trustee     1989-PresentPresident, Technology Marketing   24             None
Born:  July 26, 1942                                Associates
27 Temple Street                                    (marketing company for small
Belmont, MA 02718                                   and medium sized businesses in

                                                    New England)
                                                    Trustee of one other investment
                                                    company within the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

J. Michael Parish           Trustee     1989-PresentPartner, Wolfe, Block, Schorr     24             None
Born:  November 9, 1943                             and Solis-Cohen LLP (law firm)
250 Park Avenue                                     since 2002
New York, NY 10177                                  Partner, Thelen Reid & Priest
                                                    LLP (law  firm)  from 1995 -
                                                    2002  Trustee  of one  other
                                                    investment   company  within
                                                    the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

1 Each Trustee and officer holds office until he or she resigns, is removed or a successor is elected and qualified.



                                       21


--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
         OFFICERS
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

David I. Goldstein          President   2003-       Director of Business              N/A            N/A
Born: August 3, 1961                    Present     Development, Forum Financial
Two Portland Square                                 Group, LLC since 2000
Portland, ME 04101
                                                    Managing Director and General
                                                    Counsel, Forum Financial Group,
                                                    LLC from 1991 to 2000

                                                    Secretary of Forum Financial
                                                    Group, LLC and its various
                                                    affiliates including Forum
                                                    Fund Services, LLC
                                                    President/Assistant
                                                    Secretary of one other
                                                    investment company within
                                                    the fund complex Officer of
                                                    one other investment company
                                                    for which the Forum
                                                    Financial Group of companies
                                                    provides services

--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

Beth P. Hanson              Vice        2003-       Senior Manager, Relationship      N/A            N/A
Born:  July 15, 1966        President/  Present     Management Department and
Two Portland Square         Assistant               various other positions prior
Portland, Maine  04101      Secretary               thereto, Forum Financial Group,
                                                    LLC since 1995

                                                    Vice-President/Assistant
                                                    Secretary of one other
                                                    investment company within the
                                                    fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Stacey E. Hong              Treasurer   2002-       Director, Forum Accounting        N/A            N/A
Born:  May 10, 1966                     Present     Services, LLC since 1992
Two Portland Square                                 Treasurer of three other
Portland, ME 04101                                  investment companies within the
                                                    fund complex Officer of five
                                                    other  investment  companies
                                                    for which the Forum
                                                    Financial Group of companies
                                                    provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Leslie K. Klenk             Secretary   1998-       Counsel, Forum Financial Group,   N/A            N/A
Born:  August 24, 1964                  Present     LLC since 1998
Two Portland Square                                 Secretary of one other
Portland, ME 04101                                  investment companies within the
                                                    fund complex
                                                    Officer of four other
                                                    investment companies for which
                                                    the Forum Financial Group of
                                                    companies
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

1 Each Trustee and Officer holds office until he or she resigns, is removed or a successor is elected and qualified.

              TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES


------------------------------------- ----------------------------------------- --------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                 AS OF DECEMBER 31, 2002 IN ALL FUNDS
                                              DOLLAR RANGE OF BENEFICIAL          OVERSEEN BY TRUSTEE IN THE SAME
              TRUSTEES                          OWNERSHIP IN THE FUND              FAMILY OF INVESTMENT COMPANIES
                                                AS DECEMBER 31, 2002
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
John Y. Keffer                                          None                                    $None
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
J. Michael Parish                                       None                                    None
------------------------------------- ----------------------------------------- --------------------------------------



B.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

C.   INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE The Trust's Audit Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. The Audit Committee, among other things, is responsible for (1) making recommendations to the Board regarding the selection of the independent public accountants and the audit and non-audit services to be performed on behalf of the Trust; (2) reviewing the methods, scope, and results of audits; (3) evaluating the independence of auditors; and (4) reviewing the Trust's internal accounting procedures and controls. During the fiscal year ended March 31, 2003, the Audit Committee met once.

NOMINATING COMMITTEE The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. During the fiscal year ended March 31, 2003, the Nominating Committee did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of all of the Trustees, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended March 31, 2003, the Valuation Committee met ten times.

D.       COMPENSATION OF TRUSTEES AND OFFICERS


Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee is paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Trust and the fund complex that includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services for the fiscal year ended March 31, 2003.

                                                                                                       TOTAL
                                                                                                   COMPENSATION
                            COMPENSATION FROM                                                     FROM TRUST AND
TRUSTEE                           FUNDS                BENEFITS              RETIREMENT            FUND COMPLEX
John Y. Keffer                     $0                     $0                     $0                     $0
.......................... ...................... ...................... ...................... ......................
Costas Azariadis                $320.219                  $0                     $0                   $18,000
.......................... ...................... ...................... ...................... ......................
James C. Cheng                  $320.219                  $0                     $0                   $18,000
.......................... ...................... ...................... ...................... ......................
J. Michael Parish               $320.219                  $0                     $0                   $18,000


C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (the "Agreement") with the Trust. Under the Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

2.       OWNERSHIP OF ADVISER

The Adviser is a privately-owned company incorporated under the laws of the State of Maine in 1987.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average daily net assets. The fee is accrued daily by the Funds and is paid monthly based on average daily net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.


Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Adviser, the amount of fees waived by the Adviser and the actual fees received by the Adviser. The data is presented for the past three fiscal years.


4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on not more than 60 days' (but not less than 30 days') written notice to the Trust. The Agreement terminates immediately upon assignment.

Under the Agreement, the Adviser is not liable for any mistake of judgment, or in any event whatsoever, except for willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

5.       ADVISORY AGREEMENT APPROVAL


In approving the continuation of the Advisory Agreement with respect to each Fund, the Board, including the Disinterested Trustees, carefully considered the nature and quality of services provided to each Fund, including information provided by the Adviser regarding its personnel servicing each Fund as well as the Adviser's compliance program. The Board was informed that the Adviser did not experience any material code of ethics violations or regulatory problems since the last Advisory Approval.


The Board also considered the Adviser's compensation and profitability for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds. The Board was informed that both Funds were in the bottom quartile of its Lipper Inc. comparison group for the 1 year and 5 year periods, but that the Payson Balanced Fund was in the top quartile of its Lipper Inc. comparison group for the 3 year period.

The Board also was advised that the Funds' decreasing asset levels had adversely affected gross expenses and noted that the Adviser should consider implementing additional fee waivers and reimbursements in order to attract more assets.


The Board reviewed the nature and extent of benefits that the Adviser received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for each Fund and the Adviser's trading policies and average commissions per trade charged to each Fund. In addition, the Board was informed that the Adviser was financially able to provide advisory services to the Funds.

After requesting and reviewing such information, as it deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Funds and its shareholders.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under a distribution agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold with a sales charge. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

The Funds no longer impose a sales charge on the purchase of Fund shares. Prior to May 13, 2002, FFS received, and reallowed to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares. The aggregate sales charges payable to FFS as well as any amount reallowed to financial institutions with respect to each Fund are outlined in Table 2 in Appendix B. The data presented is for the past three fiscal years.

Table 2 in Appendix B shows the aggregate sales charges paid to FFS, the amount of sales charge reallowed by FFS, and the amount of sales charge retained by FFS. The data presented is for the past three fiscal years (or shorter depending on a Fund's commencement of operations).


2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT


The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees.


The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Admin Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from each Fund at an annual rate of 0.20% of the average daily net assets of the Fund. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and with respect to the Fund, and without penalty, by the Trust or by FAdS with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Admin Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Admin Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


Table 3 in Appendix B shows the dollar amount of the fees payable by the Funds to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data presented is for the past three fiscal years.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 and certain surcharges based upon the number and type of a Fund's portfolio transactions and positions. The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.


The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by FAcS with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.


Table 4 in Appendix B shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data presented is for the past three fiscal years.


3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust (the "Transfer Agent Agreement"), FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, FSS receives from each Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 plus $18 per shareholder account.

The Transfer Agency Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Transfer Agency Agreement is terminable with or without cause and without penalty, by the Trust or FSS on 90 days' written notice to the Trust. The Transfer Agency Agreement is terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Transfer Agent Agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agent Agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

5.  PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------


A.       HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID


Table 5 in Appendix B shows the aggregate brokerage commissions paid by each Fund. The data is presented for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.)

2.       OBTAINING RESEARCH FROM BROKERS


The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.


3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.


4.       TRANSACTIONS THROUGH AFFILIATES


The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. During the last three fiscal years, no Fund paid brokerage commissions to any affiliated person of the Fund, the Adviser, FFS, or any affiliated person of those persons.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

D.       SECURITIES OF REGULAR BROKER-DEALERS


From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular brokers and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.


6.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

The Funds reserve the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

 Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, each Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which each Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

7.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.


ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOSR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.


A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year-end of each Fund is March 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.



Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.


Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions will not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares the net asset value of which at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to you during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by a Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under current federal tax law, if a Fund invests in bonds issued with "original issue discount", the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year. With respect to "market discount bonds" (i.e., bonds purchased by a Fund at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. As a result, in order to make the distributions necessary for a Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so-called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX


A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.


G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distribution of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.


In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

I.       FOREIGN TAXES

Income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including withholding taxes.



8.  OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                      Maine TaxSaver Bond Fund
Brown Advisory Growth Equity Fund(1)           Mastrapasqua Growth Value Fund
Brown Advisory Intermediate Bond Fund(1)       New Hampshire TaxSaver Bond Fund
Brown Advisory International Fund(1)           Payson Total Return Fund
Brown Advisory Intermediate Fund(1)            Payson Value Fund
Brown Advisory Small-Cap Growth Fund(2)        Polaris Global Value Fund
Brown Advisory Value Equity Fund(1)            Shaker Fund(3)
DF Dent Premier Growth Fund                    TaxSaver Bond Fund
Fountainhead Special Value Fund                Winslow Green Growth Fund
Investors Bond Fund

(1)  The Trust offers Institutional and A Shares of this series.
(2)  The Trust offers Institutional, A and B Shares of this series.
(3) The Trust offers shares of beneficial interest in Intermediary, A, B, and C classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. The Board will consider approving amendments to the code of ethics for Trust, the Adviser and the principal underwriter at its next regularly scheduled meeting.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of the Fund, investors may contact FSS.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and
(2) the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       FUND OWNERSHIP


As of July 7, 2003, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.


Also as of that date, certain shareholders of record owned 5% or more of a class of shares of a Fund. Shareholders known by a Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 7 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 7, 2003, the following person beneficially owned 25% or more of the shares of the Payson Balanced Fund:

FUND                            NAME AND ADDRESS                              SHARES              % OF FUND
................................ ....................................... .................... ....................
PAYSON BALANCED FUND            Payse & Co.                                 379,789.753             25.37
                                C/O H M Payson & Co.
                                PO Box 31
                                Portland, ME 04112

                                ....................................... .................... ....................

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Forum Funds' Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


D.       PROXY VOTING PROCEDURES

A copy of the Trust's proxy voting procedures adopted on behalf of the Funds are included in Appendix D. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting FSS at
(800)   805-8258   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.

E.       REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS


The financial statements of Payson Value Fund and of Payson Balanced Fund for the year ended March 31, 2003, which are included in the Annual Report to Shareholders of each Fund, are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

A.        CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.        MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA        Bonds,  which are rated Ba, are judged to have  speculative  elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.        STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC        An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.        FITCH RATINGS


          INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.        PREFERRED STOCK

1.        MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C         This is the lowest  rated  class of  preferred  or  preference  stock.
          Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.        STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.        SHORT TERM RATINGS

1.        MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.        STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


3.       FITCH RATINGS


F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch 's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES


The following table shows the dollar amount of advisory fees accruedby each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                                  ADVISORY FEES           ADVISORY FEES           ADVISORY FEES
PAYSON VALUE FUND                                    ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                       $108,079                   $0                   $108,079
     Year Ended March 31, 2002                       $138,768                   $0                   $138,768
     Year Ended March 31, 2001                       $151,598                $16,394                 $135,204

                                                  ADVISORY FEES           ADVISORY FEES           ADVISORY FEES
PAYSON BALANCED FUND                                 ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                       $92,912                    $0                   $92,912
     Year Ended March 31, 2002                       $105,209                   $0                   $105,209
     Year Ended March 31, 2001                       $104,188                $17,887                 $86,301

TABLE 2 - SALES CHARGES

                                                 AGGREGATE SALES           SALES CHARGE            SALES CHARGE
PAYSON VALUE FUND                                    CHARGE                  RETAINED                REALLOWED
    Year Ended March 31, 2003                          $ 0                     $ 0                      $ 0
    Year Ended March 31, 2002                        $2,424                    $296                   $2,128
    Year Ended March 31, 2001                         $1857                    $220                    $1637

                                                 AGGREGATE SALES           SALES CHARGE            SALES CHARGE
PAYSON BALANCED FUND                                 CHARGE                  RETAINED                REALLOWED
    Year Ended March 31, 2003                          $ 0                     $ 0                      $ 0
    Year Ended March 31, 2002                        $3,629                    $444                   $3,185
    Year Ended March 31, 2001                          $84                     $11                      $73

TABLE 3 - ADMINISTRATION FEES

The following table shows the dollar amount of administration fees accrued by each Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.


                                                 ADMINISTRATION           ADMINISTRATION           ADMINISTRATION

PAYSON VALUE FUND                                 FEES ACCRUED              FEES WAIVED             FEES RETAINED
     Year Ended March 31, 2003                      $27,020                   $12,585                  $14,435
     Year Ended March 31, 2002                      $34,692                   $17,346                  $17,346
     Year Ended March 31, 2001                      $37,900                   $18,950                  $18,950

                                                  ADMINISTRATION           ADMINISTRATION          ADMINISTRATION
PAYSON BALANCED FUND                               FEES ACCRUED             FEES WAIVED             FEES RETAINED
     Year Ended March 31, 2003                       $30,971                  $14,376                  $16,595
     Year Ended March 31, 2002                       $35,070                  $17,535                  $17,535
     Year Ended March 31, 2001                       $34,729                  $23,171                  $11,558


                                      B-1


TABLE 4 - ACCOUNTING FEES

The following table shows the dollar amount of accounting fees accrued by each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                                 ACCOUNTING FEES         ACCOUNTING FEES         ACCOUNTING FEES
PAYSON VALUE FUND                                    ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                       $38,345                    $0                   $38,345
     Year Ended March 31, 2002                       $38,900                    $0                   $38,900

     Year Ended March 31, 2001                       $38,900                    $0                   $38,900


                                                 ACCOUNTING FEES         ACCOUNTING FEES         ACCOUNTING FEES
PAYSON BALANCED FUND                                 ACCRUED                  WAIVED                 RETAINED
     Year Ended March 31, 2003                       $38,643                    $0                   $38,643
     Year Ended March 31, 2002                       $40,900                    $0                   $40,900
     Year Ended March 31, 2001                       $38,900                    $0                   $38,900

TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions paid by each Fund.

                                  PAYSON VALUE FUND         PAYSON BALANCED FUND
     Year Ended March 31, 2003           $17,578                  $25,377
     Year Ended March 31, 2002           $20,000                  $50,000
     Year Ended March 31, 2001           $12,887                  $41,303

TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

                                 VALUE HELD BY PAYSON      VALUE HELD BY PAYSON
REGULAR BROKER OR DEALER              VALUE FUND              BALANCED FUND
Merrill Lynch & Co., Inc.              $354,000                    $ 0
Bear Stearns & Co., Inc.                  $ 0                    $156,194

TABLE 7 - 5% SHAREHOLDERS

The following table lists the persons who owned of record 5% or more of the outstanding shares of a Fund as of July 7, 2003.

FUND                            NAME AND ADDRESS                        SHARES                 % OF FUND
PAYSON VALUE FUND               Payse & Co.                                  217,255.404               22.13
                                C/O H M Payson & Co.
                                PO Box 31
                                Portland, ME 04112
                                ....................................... ...................... .......................
                                Ala & Co.                                    114,810.471               11.69
                                C/O H M Payson & Co.
                                PO Box 31
                                Portland, ME 04112
................................ ....................................... ...................... .......................
PAYSON BALANCED FUND            Payse & Co.                                  379,789.753               25.37
                                C/O H M Payson & Co.
                                PO Box 31
                                Portland, ME 04112
                                ....................................... ...................... .......................
                                Ala & Co.                                    235,970.849               15.76
                                C/O H M Payson & Co.

                                PO Box 31
                                Portland, ME 04112
                                ....................................... ...................... .......................

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------

TABLE 1 - TOTAL RETURNS (WITHOUT SALES CHARGES)


The average annual total return of each Fund for the period ended March 31, 2003, was as follows.

                                          CALENDAR                                                          SINCE
                   ONE        THREE       YEAR TO        ONE         THREE        FIVE        TEN         INCEPTION
                  MONTH       MONTHS        DATE         YEAR        YEARS       YEARS       YEARS       (ANNUALIZED)
PAYSON VALUE
FUND
                 -1.26%      -6.07 %       -6.07%      -31.62%      -13.85%      -6.49%      5.93%          6.60%
............... ............ ........... ............. ........... ............ ........... ........... .................
PAYSON
BALANCED FUND
                 -0.97%       -4.32%       -4.32%      -23.84%      -3.25%       -2.77%      5.59%          6.51%

Tables 1 through 3 show performance of the Fund as of periods ending March 31, 2003.

PAYSON VALUE FUND (1)

TABLE 1 - TOTAL RETURNS

              ONE YEAR       FIVE YEARS        TEN YEARS
              -31.62%         -6.49%            5.93%

TABLE 2 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

             ONE YEAR       FIVE YEARS         TEN YEARS
              -31.77%         -7.54%             4.59%



TABLE 3 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES


             ONE YEAR       FIVE YEARS          TEN YEARS
              -20.56%        -4.81%                4.82%


PAYSON BALANCED FUND (1)


TABLE 1 - TOTAL RETURNS


      ONE YEAR             FIVE YEARS            TEN YEARS
      -23.84%                 -2.77%               5.59%

TABLE 2 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      ONE YEAR             FIVE YEARS            TEN YEARS
      -24.85%                 -4.66%               3.10%

TABLE 3 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      ONE YEAR             FIVE YEARS            TEN YEARS
      -15.48%                 -2.81%               3.61%

(1) Effective March 13, 2002, the Fund eliminated all sales charges associated with the purchase and redemption of its shares. Accordingly, the performance information presented does not reflect the imposition of any sales charges.

APPENDIX D - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------



                                   FORUM FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

I.   PURPOSE

     Shareholders of the various series (each a "FUND") of Forum Funds (the "TRUST") expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

     This document describes the Policies and Procedures for Voting Proxies ("POLICIES") received from issuers whose voting securities are held by each Fund of the Trust.

II.  RESPONSIBILITIES

     A. ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund of the Trust for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Trust delegates to the Adviser the authority to act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies regarding resolution of a conflict of interest with respect to the Adviser.

     The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds of the Trust, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

     The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "PROXY VOTING SERVICE").

     B. PROXY MANAGER. The Trust will appoint a proxy manager (the "PROXY MANAGER"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend, as appropriate, revisions to update these Policies to the Board.

III. SCOPE

     These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These policies and procedures are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

IV.  POLICIES AND PROCEDURES FOR VOTING PROXIES

     A.   GENERAL

          1. USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE.  If
          (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information (each considered "ADVISER GUIDELINES"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

          2.  ABSENCE OF PROXY  VOTING  SERVICE  GUIDELINES.  In the  absence of
          Adviser  Guidelines,   the  Adviser  shall  vote  the  Fund's  proxies
          consistent with Sections B and C below.

     B.   ROUTINE MATTERS

          Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

          1. ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

          2. APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

          3.   CHANGES  IN  STATE  OF   INCORPORATION   OR  CAPITAL   STRUCTURE.
               Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

     C.   NON-ROUTINE MATTERS

                    1. CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

                    2. PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                    3. ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                    4. EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                    5. SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

     D.   CONFLICTS OF INTEREST

          The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

          The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

          1. ROUTINE MATTERS CONSISTENT WITH POLICIES. The Adviser may vote proxies for routine matters as required by these Policies or as required by the Adviser Guidelines (if any).

          2. IMMATERIAL CONFLICTS. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

          3. MATERIAL CONFLICTS AND NON-ROUTINE MATTERS. If the Adviser believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then --

               a. If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service PROVIDED that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

               b. If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board of Trustees of the Trust (the "Board") who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

     E.   ABSTENTION

          The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

     As adopted July 31, 2003

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2003



                                   SHAKER FUND



INVESTMENT ADVISER:

         Shaker Investments, L.L.C.
         2000 Auburn Drive, Suite 300
         Cleveland, Ohio 44122

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         888-314-9048


This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 1, 2003, as may be amended from time to time, offering shares of the Shaker Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended March 31, 2003 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



GLOSSARY                                                                       1


INVESTMENT POLICIES AND RISKS                                                  2


INVESTMENT LIMITATIONS                                                         5


PERFORMANCE DATA AND ADVERTISING                                               6


MANAGEMENT                                                                    10


PORTFOLIO TRANSACTIONS                                                        19


PURCHASE AND REDEMPTION INFORMATION                                           21


TAXATION                                                                      24


OTHER MATTERS                                                                 27


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1


APPENDIX B - MISCELLANEOUS TABLES                                            B-1


APPENDIX C - PERFORMANCE DATA                                                C-1


APPENDIX  D - PROXY VOTING PROCEDURES                                        D-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

     "Adviser" means Shaker Investments, L.L.C.

     "Board" means the Board of Trustees of the Trust.

     "CFTC" means Commodities Future Trading Commission.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means the custodian of the Fund's assets.


     "Disinterested Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.


     "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

     "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

     "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

     "Fitch" means Fitch Ratings.

     "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

     "Fund" means Shaker Fund.

     "IRS" means Internal Revenue Service.

     "Moody's" means Moody's Investors Service.

     "NAV" means net asset value per share.

     "NRSRO" means a nationally recognized statistical rating organization.

     "SAI" means Statement of Additional Information.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

     "Trust" means Forum Funds.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a  diversified  series of the Trust.  The Fund offers four  classes:
Intermediary Shares (formerly Institutional Shares), A Shares (formally Investor Shares), B Shares and C Shares. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

1.       COMMON AND PREFERRED STOCK

GENERAL Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

The Fund's investment in preferred stocks is subject to the credit risk relating to the financial condition of the issuers of those securities. To limit credit risk, the Fund may only invest in preferred stocks that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

The Fund may retain preferred stocks whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of securities, including preferred stocks. A description of the range of ratings assigned to preferred stocks by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and dividend or interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

2.       WARRANTS

GENERAL Warrants are securities issued either alone or with another security that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors, and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

3.       DEPOSITARY RECEIPTS

GENERAL The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.


4.   FOREIGN SECURITIES

GENERAL The Fund may invest up to 10% of its net assets in foreign securities, including common stock, preferred stock and common stock equivalents issued by foreign companies.

RISK Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

5.       ILLIQUID AND RESTRICTED SECURITIES

GENERAL The term "illiquid securities," as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

DETERMINATION OF LIQUIDITY The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

RISKS Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

6.       TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

7.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

CONCENTRATION Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the U.S. ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

DIVERSIFICATION With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

UNDERWRITING ACTIVITIES Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

MAKING LOANS Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES Issue senior securities except pursuant to Section 18 of the 1940 Act.

2.       NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund. The Fund may not:

SECURITIES OF INVESTMENT COMPANIES Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

SHORT SALES Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

ILLIQUID SECURITIES Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

PURCHASES ON MARGIN Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BORROWING Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

EXERCISING CONTROL OF ISSUERS Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

CONCENTRATION Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of foreign governments.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

1.       PERFORMANCE DATA

Intermediary Shares, A Shares, B Shares and C Shares of the Fund (each a "class," and collectively the "classes") may each quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

Each class may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Smith Barney Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

Each class may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of each Fund will fluctuate in response to market conditions and other factors.

2.  PERFORMANCE CALCULATIONS

The performance of each class is quoted in terms of total return. Tables 1 through 3 in Appendix C include performance information for each class.

3.       TOTAL RETURN CALCULATIONS


The total return of each class shows that class' overall change in value, including changes in share price, and assumes each class' distributions are reinvested.


Total return figures are based on amounts invested in a class net of any applicable sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, each class: (1) determines the growth or decline in value of a hypothetical historical investment in the class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of each class.


Average annual total return before taxes on distributions and/or the sale of shares of a class is calculated according to the following formula:


         P(1+T)n = ERV

         Where:
                  P      =    a hypothetical initial payment of $1,000
                  T      =    average annual total return
                  n      =    number of years
                  ERV    =    ending redeemable  value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period


Average annual total return, after taxes on distributions, but before taxes on the sale of shares of a class, is calculated according to the following formula:


         P (1 + T)n  =  ATV[D]

         Where:
                  P =         hypothetical initial payment of $1,000;
                  T =         average annual total return (after taxes on distributions);
                  n =         period covered by the computation, expressed in years.
                  ATV[D] =    ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.


                                       7


The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.


Average annual total return, after taxes on distributions and sale of shares of a class, is calculated according to the following formula:


         P (1 + T)n  =  ATV[DR]

         Where:
                  P =         hypothetical initial payment of $1,000;
                  T =         average annual total return (after taxes on distributions and sale of Fund shares);
                  n =         period covered by the computation, expressed in years.
                  ATV[DR] =   ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. The
Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial
$1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


Because average annual total returns tend to smooth out variations in a class' returns, shareholders should recognize that they are not the same as actual year-by-year results.


OTHER MEASURES OF TOTAL RETURN Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, each class may quote unaveraged or cumulative total returns, which reflect that class's performance over a stated period of time.
Moreover,  total returns may be stated in their components of income and capital
(including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a class's front-end sales charge.


Period total return, without considering taxes on distributions or on sales of shares of a class, is calculated according to the following formula:


         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

4.       OTHER MATTERS

Each class may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the class over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the class as of one or more dates; and (10) a comparison of the class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any class' performance.


Each class may advertise information regarding the effects of applicable systematic investment and systematic withdrawal plans, including the principal of dollar-cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


------------ ------------------------------- ------------------------------- -------------------------------
PERIOD           SYSTEMATIC INVESTMENT                SHARE PRICE                   SHARES PURCHASED
------------ ------------------------------- ------------------------------- -------------------------------
     1                    $100.00                            $10.00                        10.00
------------ ------------------------------- ------------------------------- -------------------------------
     2                    $100.00                            $12.00                         8.33
------------ ------------------------------- ------------------------------- -------------------------------
     3                    $100.00                            $15.00                         6.67
------------ ------------------------------- ------------------------------- -------------------------------
     4                    $100.00                            $20.00                         5.00
------------ ------------------------------- ------------------------------- -------------------------------
     5                    $100.00                            $18.00                         5.56
------------ ------------------------------- ------------------------------- -------------------------------
     6                    $100.00                            $16.00                         6.25
------------ ------------------------------- ------------------------------- -------------------------------
             TOTAL                           AVERAGE                         TOTAL
             INVESTED    $600.00             PRICE              $15.17       SHARES          41.81
------------ ------------------------------- ------------------------------- -------------------------------


In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

1.       TRUSTEES AND OFFICERS

The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Adviser or other service providers.


The names of the Trustees and officers of the Trust, their position with the Trust, address, length of service to the Trust, date of birth and principal occupations during the past five years are set forth below. For each Trustee, information concerning the number of portfolios overseen by the Trustee within the same fund complex and other trusteeships/directorships held by the Trustees is set forth below. The fund complex includes four other investment companies for which the Forum Financial Group, LLC group of companies provides services. Interested and disinterested Trustees have been segregated.


--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND           OTHER
                            POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S)        COMPLEX        TRUSTEESHIPS
          NAME,             WITH THE       TIME                  DURING                 OVERSEEN         HELD BY
     AGE AND ADDRESS          TRUST      SERVED(2)            PAST 5 YEARS             BY TRUSTEE        TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
INTERESTED TRUSTEE
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

John Y. Keffer 1            Chairman    1989-       Member and Director, Forum        26             None
Born:  July 15, 1942        President   Present     Financial Group, LLC (a mutual
Two Portland Square                                 fund services holding company)
Portland, ME 04101                                  Director, various affiliates of
                                                    Forum Financial Group, LLC
                                                    including Forum Fund Services,
                                                    LLC (Trust's underwriter)
                                                    Chairman/President/Other
                                                    Officer of three other
                                                    investment companies within
                                                    the fund complex


--------------------------- ----------- ----------- --------------------------------- -------------- -------------------


1    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.


2 Each Trustee and officer holds office until he or she resigns, is removed or a successor is elected and qualified.


                                       10


--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND           OTHER
                            POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S)        COMPLEX        TRUSTEESHIPS
          NAME,             WITH THE       TIME                  DURING                 OVERSEEN         HELD BY
     AGE AND ADDRESS          TRUST      SERVED(1)            PAST 5 YEARS             BY TRUSTEE        TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
DISINTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Costas Azariadis            Trustee     1989-       Professor of Economics,           24             None
Born:  February 15, 1943                Present     University of California-Los
Department of Economics                             Angeles
University of California                            Visiting Professor of
Los Angeles, CA 90024                               Economics, Athens University

                                                    of Economics and Business
                                                    1998 - 1999
                                                    Trustee of one other investment
                                                    company within the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

James C. Cheng              Trustee     1989-       President, Technology Marketing   24             None
Born:  July 26, 1942                    Present     Associates
27 Temple Street                                    (marketing company for small
Belmont, MA 02718                                   and medium sized businesses in
                                                    New England)
                                                    Trustee of one other investment
                                                    company within the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
J. Michael Parish           Trustee     1989-       Partner, Wolfe, Block, Schorr     24             None
Born:  November 9, 1943                 Present     and Solis-Cohen LLP (law firm)
250 Park Avenue                                     since 2002
New York, NY 10177                                  Partner, Thelen Reid & Priest
                                                    LLP (law firm) from 1995 - 2002
                                                    Trustee of one other investment
                                                    company within the fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

1 Each Trustee and officer holds office until he or she resigns, is removed or a successor is elected and qualified.


                                       11


--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                        IN FUND           OTHER
                            POSITION     LENGTH OF       PRINCIPAL OCCUPATION(S)        COMPLEX        TRUSTEESHIPS
          NAME,             WITH THE       TIME                  DURING                 OVERSEEN         HELD BY
     AGE AND ADDRESS          TRUST      SERVED(1)            PAST 5 YEARS             BY TRUSTEE        TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
         OFFICERS
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
David I. Goldstein          President   2003-       Director of Business              N/A            N/A
Born: August 3, 1961                    Present     Development, Forum Financial
Two Portland Square                                 Group, LLC since 2000
Portland, ME 04101                                  Managing Director and General
                                                    Counsel, Forum Financial
                                                    Group, LLC from 1991 to 2000
                                                    Secretary of Forum Financial
                                                    Group, LLC and its  various
                                                    affiliates  including  Forum
                                                    Fund Services, LLC
                                                    President/Assistant
                                                    Secretary of one other
                                                    investment company  within
                                                    the fund complex  Officer of
                                                    one other investment company
                                                    for which the Forum
                                                    Financial Group of companies
                                                    provides services

--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

Beth P. Hanson              Vice        2003-       Senior Manager,Relationship       N/A            N/A
Born:  July 15, 1966        President/  Present     Management Department and
Two Portland Square         Assistant               various other positions prior
Portland, Maine  04101      Secretary               thereto, Forum Financial Group,
                                                    LLC since 1995
                                                    Vice-President/Assistant
                                                    Secretary of one other
                                                    investment company within the
                                                    fund complex
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Stacey E. Hong              Treasurer   2002-       Director, Forum Accounting        N/A            N/A
Born:  May 10, 1966                     Present     Services, LLC since 1992
Two Portland Square                                 Treasurer of three other
Portland, ME 04101                                  investment companies within the
                                                    fund complex Officer of five
                                                    other  investment  companies
                                                    for    which    the    Forum
                                                    Financial Group of companies
                                                    provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Leslie K. Klenk             Secretary   1998-       Counsel, Forum Financial Group,   N/A            N/A
Born:  August 24, 1964                  Present     LLC since 1998
Two Portland Square                                 Secretary of one other
Portland, ME 04101                                  investment company within the
                                                    fund complex Officer of four
                                                    other  investment  companies
                                                    for which the Forum
                                                    Financial Group of companies
                                                    provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

1 Each Trustee and officer holds office until he or she resigns, is removed or a successor is elected and qualified.

               TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES


------------------------------------- ------------------------------------- --------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                            AS OF DECEMBER 31, 2002 IN ALL FUNDS
                                           DOLLAR RANGE OF BENEFICIAL       OVERSEEN BY TRUSTEE IN THE FAMILY OF
                                          OWNERSHIP IN THE FUND AS OF               INVESTMENT COMPANIES
              TRUSTEES                         DECEMBER 31, 2002
------------------------------------- ------------------------------------- --------------------------------------


------------------------------------- ------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ------------------------------------- --------------------------------------

John Y. Keffer                                        None                                  None

------------------------------------- ------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ------------------------------------- --------------------------------------
Costas Azariadis                                      None                                  None
------------------------------------- ------------------------------------- --------------------------------------
James C. Cheng                                        None                                  None
------------------------------------- ------------------------------------- --------------------------------------
J. Michael Parish                                     None                                  None
------------------------------------- ------------------------------------- --------------------------------------


2. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

3.   INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE The Trust's Audit Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. The Audit Committee, among other things, is responsible for (1) making recommendations to the Board regarding the selection of the independent public accountants and the audit and non-audit services to be performed on behalf of the Trust; (2) reviewing the methods, scope, and results of audits; (3) evaluating the independence of auditors; and (4) reviewing the Trust's internal accounting procedures and controls. During the fiscal year ended March 31, 2003, the Audit Committee met once.

NOMINATING COMMITTEE The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. During the fiscal year ended March 31, 2003, the Nominating Committee did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of all of the Trustees, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended March 31, 2003, the Valuation Committee met ten times.

4.   COMPENSATION OF TRUSTEES AND OFFICERS


Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the fund complex, which includes all series of the Trust and two other investment company for which Forum Financial Group, LLC provides services for the fiscal year ending March 31, 2003.

---------------------------- -------------------- -------------------- -------------------- -------------------------
                                                                                               TOTAL COMPENSATION
                                COMPENSATION                                                     FROM THE FUND
                                  FROM FUND            BENEFITS            RETIREMENT           AND FUND COMPLEX
TRUSTEE
---------------------------- -------------------- -------------------- -------------------- -------------------------
John Y. Keffer                            $0              $0                   $0                            $0
---------------------------- -------------------- -------------------- -------------------- -------------------------
Costas Azariadis                   $246.15                $0                   $0                  $18,000.00
---------------------------- -------------------- -------------------- -------------------- -------------------------
James C. Cheng                     $246.15                $0                   $0                  $18,000.00
---------------------------- -------------------- -------------------- -------------------- -------------------------
J. Michael Parish                  $246.15                $0                   $0                  $18,000.00

---------------------------- -------------------- -------------------- -------------------- -------------------------

5.       INVESTMENT ADVISER

SERVICES OF ADVISER The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Adviser may also pay fees to certain brokers/dealers to have the Fund available for sale through such institutions as well as for certain shareholder services provided to customers purchasing Fund shares through such institutions.

OWNERSHIP OF ADVISER The Adviser is a privately owned limited liability company organized under the laws of Ohio in January 2002. Prior to January 2002, the Fund was advised by Shaker Management, Inc. Shaker Management, Inc. merged with an affiliate, Shaker Investments, Inc., to create the Adviser. Shaker Investments, Inc. was a privately owned corporation organized under the laws of Ohio in 1991. Both companies were controlled by Edward P. Hemmelgarn, David R. Webb and Adam Solomon and there are no differences in management, principal ownership or investment strategy.

FEES The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.


Table 1 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data is presented for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF THE ADVISORY AGREEMENT The Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.


Under its Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

ADVISORY AGREEMENT APPROVAL In approving the continuation of the Advisory Agreement with respect to the Fund, the Board, including the Disinterested Trustees, carefully considered the nature and quality of services provided to the Fund, including information provided by the Adviser regarding its portfolio management style, personnel servicing the Fund, insurance coverage and disaster recovery plan, trading policies and compliance program.

The Board also considered the Adviser's compensation and profitability for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds. The Board also considered information regarding the Fund's performance.

The Board reviewed the nature and extent of benefits that the Adviser received from soft dollar arrangements with broker-dealers who executed portfolio transactions for the Fund as well as the Adviser's trading policies and average commissions per trade charged to the Fund. After requesting and reviewing such information, as it deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.


6.       DISTRIBUTOR

SERVICES AND COMPENSATION OF DISTRIBUTOR FFS, the distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer. Under a distribution agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons, including the Adviser, who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund as FFS's agent.


Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's A Shares. Table 2 in Appendix B describes the aggregate sales charges paid to FFS, the amount of sales charge reallowed by FFS, and the amount of sales charge retained by FFS. The data is presented for the past three years (or shorter depending on the Fund's commencement of operations).

OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund and, in either case, by a majority of the Distrinterested Trustees.


The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

DISTRIBUTION PLAN - A SHARES, B SHARES AND C SHARES In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares, B Shares and C Shares which provides for payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares and up to 0.75% of the average daily net assets of each of B Shares and C Shares as compensation for FFS's services as distributor.

The Plan provides that FFS may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of A Shares, B Shares and C Shares for sale to the public.


The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan requires the Trust and FFS to prepare and submit to the Board for review, at least quarterly, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Plan may be terminated at any time by the Board, by a majority of the Disinterested Trustees or by shareholders of the Fund's A Shares, B Shares or C Shares.

Table 3 in Appendix B describes the dollar amount of fees accrued by the Fund to FFS or its agents, the amount of fees waived by FFS or its agents and the actual fees received by FFS and its agents under the Plan. This information is presented for the past three years (or shorter period depending on the Fund's commencement of operations).


7.       OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

Prior to September 11, 2001, FAdS received a fee from the Fund at an annual rate of 0.20% of the average daily net assets of the Fund plus $24,000 per year. As of September 11, 2001, the asset based fee of 0.20% was reduced to 0.10%. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.


The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and with respect to the Fund, and without penalty, by the Trust or by FAdS with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


Table 4 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is presented for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


FUND ACCOUNTANT As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.


For its services, FAcS receives a fee from the Fund of $45,000 per year, $12,000 per year for each additional share class above one, 0.01% of the average daily net assets of the Fund, plus certain out-of-pocket expenses. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month, based on average daily assets of the prior month. The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by FAcS with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.


Table 5 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is presented for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


TRANSFER AGENT As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

Prior to September 11, 2001, FSS received a fee from the Fund at an annual rate of 0.05% of the Fund's average daily net assets, $24,000 annually for the first share class, plus $21,600 annually for each additional share class, $24 per shareholder account annually, plus certain out-of-pocket expenses. As of September 11, 2001, the asset based fee of 0.05% was eliminated. The fee is accrued daily by the Fund and is paid monthly.

FSS is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agency Agreement. FSS may pay those agents for their services, but no such payment will increase FSS's compensation from the Trust.

FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the FSS with respect to assets of those customers or clients invested in the Portfolio. FSS or sub-transfer agents or processing agents retained by the FSS may offer and redeem Fund shares.


The Transfer Agency Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Transfer Agency Agreement is terminable with or without cause and without penalty, by the Trust or FSS on 90 days' written notice to the Trust. The Transfer Agency Agreement is terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement.

Under the Transfer Agency Agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.


SHAREHOLDER SERVICING AGENT Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and FAdS , FAdS is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by FSS ("Shareholder Servicing Activities") with respect to A, B and C Shares. Under the Plan, FAdS may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide Shareholder Servicing Activities for their clients invested in the Fund.


Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through FAdS, with respect to each of A, B and C Shares, a fee of up to 0.25% of that class' average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by FAdS.

CUSTODIAN As custodian, pursuant to an agreement with the Trust (the "Custodian Agreement"), Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives a fee from the Fund at an annual rate as follows: (a) 0.01% of the Fund's average daily net assets, (b) $3,600 annually and (c) out-of-pocket expenses. The Fund also pays certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL Seward & Kissel, LLP passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as independent auditors for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

1.       HOW SECURITIES ARE PURCHASED AND SOLD


Transactions on a U.S. exchange are generally effected through brokers who charge commissions. Commissions charged on transactions effected on stock exchanges are negotiated.

Transactions in the over-the-counter markets usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. Securities purchased directly from the issuer are usually not subject to transactional costs. Generally, the purchase price of securities sold by underwriters includes a fixed commission or concession paid by the issuer to the underwriter while the purchase price of securities sold by a dealer includes an undisclosed mark-up representing the spread between the purchase price and the dealer's cost.

2.       COMMISSIONS PAID


Table 6 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


3.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available for the purchase and sale of securities. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

4.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. The spread is the difference between the bid and the offer price. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts.

When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

5.       OBTAINING RESEARCH FROM BROKERS


The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.


6.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

7.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

8.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

9.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

10.      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.


Table 7 in Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund's most recent fiscal year. Table 7 also includes the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


 PURCHASE AND REDEMPTION INFORMATION

--------------------------------------------------------------------------------

1.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

2.       ADDITIONAL PURCHASE INFORMATION


Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share plus the applicable sales charge in the case of A Shares.

Set forth below is an example of the method of computing the offering price of A Shares. The example is based on the NAV of A Shares as of March 31, 2003 and assumes a purchase of A Shares of less than $50,000 and the imposition of a sales load of 5.75%, the sales load associated with aggregate purchases of less than $50,000.

--------------------------------------------- ----------------------------------
SHAKER                                                     A SHARES
--------------------------------------------- ----------------------------------
Net Asset Value per Share                                   $4.58
--------------------------------------------- ----------------------------------
Sales Charge, 5.75% of offering price                       $0.28
( 6.10 % of net asset value per share)
--------------------------------------------- ----------------------------------
Offering to Public                                          $4.86

--------------------------------------------- ----------------------------------

The Fund reserves the right to refuse any purchase request.


Fund shares are normally issued for cash only. Consistent with the provisions of the Trust's Trust Instrument, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).


3.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4.       UGMAS/UTMAS

If the  custodian's  name  is not in the  account  registration  of a  gifts  or
transfers  to  minor   ("UGMA/UTMA")   account,   the  custodian   must  provide
instructions in a manner indicating custodial capacity.

5.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

6.   ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

7.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the New York Stock Exchange is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.

8.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

9.       NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10.  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

11.      INITIAL SALES CHARGES (A SHARES ONLY)


REDUCED SALES CHARGES You may qualify for a reduced sales charge on purchases of the Fund's A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). To determine the applicable reduced sales charge under ROA, the Fund will combine the value of your current purchase with the value of any A Shares of any other series of the Trust managed by the Adviser (as of the Fund's prior business day) and that were purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. In determining whether a purchase qualifies under ROA, the Fund will consider the value of the Fund's A Shares and any A Shares of another Trust series managed by the Adviser purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE FUND FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.


You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares within a period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund's A Shares an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

ELIMINATION OF INITIAL SALES CHARGES No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:


     o A qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code
     o Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee
     o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
     o Any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
     o Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund
     o Any person who exchanges into the Fund from another mutual fund that charges a front-end or deferred sale charge.
     o Any person who is a private client or referred by a private client of the Adviser or its affiliates.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

12.      CONTINGENT DEFERRED SALES CHARGE (A SHARES, B SHARES AND C SHARES)

With respect to A Shares, B Shares and C Shares of the Fund, certain redemptions are not subject to a contingent deferred sales charge. No such charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by the Fund of a shareholder account with a low account balance; (3) involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account;
(4) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability;
(5) redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and (6) required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2.. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

13.      CONVERSION OF B SHARES

The conversion of B Shares to A Shares is subject to the continuing availability of an opinion of counsel to the effect that: (1) the assessment of the distribution services fee with respect to the B Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code; and (2) the conversion of B Shares does not constitute a taxable event under Federal income tax law. The conversion B Shares to A Shares may be suspended if such an opinion is not available at the time the conversion is to occur. In that event, no conversions would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the B Shares.


TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications of the Fund's Federal tax treatment to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.


ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

1.        QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund. The tax year-end of the Fund is March 31 (the same as the Fund's fiscal year end).

2.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)
     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.
     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.


Some of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that the holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.


The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made to you (or deemed made) during the year.

3.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

4.       SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

5.       BACKUP WITHHOLDING TAX


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.


6.       FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the taxation implications of Fund income received will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.


If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 28% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

7.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax adviser as to the consequences of state and local tax rules with respect to an investment in the Fund.


8.       FOREIGN TAXES

Income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including withholding taxes.


OTHER MATTERS
--------------------------------------------------------------------------------

1.       THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.


The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                      Maine TaxSaver Bond Fund
Brown Advisory Growth Equity Fund(1)           Mastrapasqua Growth Value Fund
Brown Advisory Intermediate Bond Fund(1)       New Hampshire TaxSaver Bond Fund
Brown Advisory International Fund(1)           Payson Total Return Fund
Brown Advisory Maryland Bond Fund(1)           Payson Value Fund
Brown Advisory Small-Cap Growth Fund(2)        Polaris Global Value Fund
Brown Advisory Value Equity Fund(1)            Shaker Fund(3)
DF Dent Premier Growth Fund                    TaxSaver Bond Fund
Fountainhead Special Value Fund                Winslow Green Growth Fund
Investors Bond Fund

(1)  The Trust offers Institutional and A Shares of this series.
(2)  The Trust offers Institutional, A and B Shares of this series.
(3) The Trust offers shares of beneficial interest in Intermediary, A, B, and C classes of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Fund's investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance.

SHAREHOLDER VOTING AND OTHER RIGHTS Each share of each series of the Trust and each class of shares has equal dividend, DISTRIBUTION, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.


FUND OWNERSHIP As of July 7, 2003, the officers and trustees of the Trust as a group owned less than 1% of the shares of each class.

Also as of that date, certain shareholders of record owned 5% or more of a class of the Fund. Shareholders known by the Fund to own of record or beneficially 5% or more of a class are listed in Table 8 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 7, 2003, the following persons beneficially or of record owned 25% or more of the shares of the Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

-------------------------------- ------------------------------------------ ----------------- -----------
                                                                                                  % OF
                                 NAME AND ADDRESS                                SHARES           FUND
-------------------------------- ------------------------------------------ ----------------- -----------
A Shares                         Charles Schwab & Co. Inc.                   1,332,988.246      57.39%
                                 101 Montgomery Street
                                 San Francisco, CA 94104
-------------------------------- ------------------------------------------ ----------------- -----------
C Shares                         McDonald Investments Inc.                     45,211.543       42.50%
                                 FBO 86779725
                                 4900 Tiedeman Road
                                 Brooklyn, OH 44144
-------------------------------- ------------------------------------------ ----------------- -----------
Intermediary Shares              Edward P. Hemmelgarn TTEE                    212,968.046       27.64%
                                 Shaker Investment Profit Sharing Plan
                                 2000 Auburn Drive #300
                                 Beachwood, OH 44122
-------------------------------- ------------------------------------------ ----------------- -----------

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


2.   PROXY VOTING PROCEDURES

A copy of the Trust's proxy voting procedures adopted on behalf of the Fund are included in Appendix D. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting FSS at
(800)   540-6807   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
http://www.sec.gov.

3.   REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.


4.   FINANCIAL STATEMENTS

The financial statements of the Fund for the period ended March 31, 2003, which are included in the Annual Report to Shareholders of the Fund, are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C         This is the lowest  rated  class of  preferred  or  preference  stock.
          Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,    Preferred  stock  rated BB, B, and CCC is  regarded,  on  balance,  as
CCC predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT       Issuers  rated Not Prime do not fall  within  any of the Prime  rating
PRIME     categories.


S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES


The following table shows the dollar amount of fees accrued for by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                   ADVISORY FEE              ADVISORY FEE           ADVISORY FEE
                                                      ACCRUED                   WAIVED                RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                         $243,725                  $199,979               $43,746
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Period Ended March 31, 2002                       $161,529                  $122,966               $38,563
------------------------------------------- ---------------------------- ---------------------- ---------------------

TABLE 2 - SALES CHARGES - A SHARES ONLY

The following table shows the dollar amount of aggregate sales charge paid to FFS, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's A Shares.

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                  AGGREGATE SALES               AMOUNT                 AMOUNT
                                                      CHARGE                   RETAINED              REALLOWED
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                            $ 0                       $ 0                   $ 0
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Period Ended March 31, 2002                        $46,949                   $23,859               $23,090
------------------------------------------- ---------------------------- ---------------------- ---------------------

TABLE 3 - DISTRIBUTION FEES - A, B AND C SHARES ONLY

The following table shows the dollar amount of fees accrued by the Fund, pursuant to the 12b-1 Distribution Plan, the amount of fee that was waived by FFS or its agents, if any, and the actual fees received by FFS or its agents.

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                       FEES                       FEE                   FEE
  A SHARES                                            ACCRUED                   WAIVED                RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                          $29,218                    $ 226                $28,992
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Period Ended March 31, 2002                        $21,753                   $7,210                $14,543
------------------------------------------- ---------------------------- ---------------------- ---------------------

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                       FEES                       FEE                   FEE
  B SHARES                                            ACCRUED                   WAIVED                RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                          $3,310                      $0                   $3,310
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Period Ended March 31, 2002                         $ 580                      $0                   $ 580
------------------------------------------- ---------------------------- ---------------------- ---------------------

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                       FEES                       FEE                   FEE
  C SHARES                                            ACCRUED                   WAIVED                RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                          $4,385                      $0                   $4,385
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Period Ended March 31, 2002                         $ 591                      $0                   $ 591
------------------------------------------- ---------------------------- ---------------------- ---------------------

Of the $28,992 paid by the Fund with respect to A Shares, all was disbursed as compensation to broker-dealers. Of the $3,310 paid by the Fund with respect to B
Shares, all was disbursed as compensation to broker-dealers. Of the $4,385 paid by the Fund with respect to C Shares, all was disbursed as compensation to broker-dealers.


TABLE 4 - ADMINISTRATION FEES


The following table shows the dollar amount of fees accrued by the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
                                                    ACCRUED                  WAIVED                 RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------
   Year Ended March 31, 2003                        $46,157                   $ 0                    $46,157
------------------------------------------- ------------------------ ----------------------- ------------------------
   Period Ended March 31, 2002                      $40,179                  $3,428                  $36,751

------------------------------------------- ------------------------ ----------------------- ------------------------


                                      B-1


TABLE 5 - ACCOUNTING FEES


The following table shows the dollar amount of fees accrued by the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                                ACCOUNTING FEE           ACCOUNTING FEE          ACCOUNTING FEE
                                                    ACCRUED                  WAIVED                 RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------
   Year Ended March 31, 2003                        $85,216                    $0                    $85,216
------------------------------------------- ------------------------ ----------------------- ------------------------
   Period Ended March 31, 2002                      $63,232                    $0                    $63,232
------------------------------------------- ------------------------ ----------------------- ------------------------

TABLE 6 - COMMISSIONS

The following table shows the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                                                                  TOTAL               % OF
                                                                BROKERAGE           BROKERAGE            % OF
                                                               COMMISSIONS         COMMISSIONS       TRANSACTIONS
                                             TOTAL            ($) PAID TO AN       PAID TO AN         EXECUTED BY
                                           BROKERAGE         AFFILIATE OF THE   AFFILIATE OF THE    AN AFFILIATE OF
                                          COMMISSIONS            FUND OR             FUND OR          THE FUND OR
                                              ($)                ADVISER             ADVISER            ADVISER
-------------------------------------- ------------------- -------------------- ------------------ ------------------
  Year Ended March 31, 2003                 $122,117               $0                  0%                 0%
-------------------------------------- ------------------- -------------------- ------------------ ------------------
  Period Ended March 31, 2002               $ 82,000               $0                  0%                 0%
-------------------------------------- ------------------- -------------------- ------------------ ------------------

During the fiscal year ended March 31, 2003, the Fund directed trades to Bloomberg Tradebook ECN ("Bloomberg") in return for research. The Fund directed $___________ in trades to Bloomberg and paid commissions of $15,352.56.

TABLE 7 - SECURITIES OF REGULAR BROKERS OR DEALERS


The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

----------------------------------------- -------------------------------------
REGULAR BROKER OR DEALER                               VALUE HELD
----------------------------------------- -------------------------------------

Year Ended March 31, 2003                                 N/A

----------------------------------------- -------------------------------------
Period Ended March 31, 2002                               N/A
----------------------------------------- -------------------------------------

TABLE 8 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of July 7, 2003.


---------------------------- ---------------------------------------------------- ---------------- --------------------

                                                                                                       % OF CLASS
SHAKER FUND                  NAME AND ADDRESS                                         SHARES              OWNED
---------------------------- ---------------------------------------------------- ---------------- --------------------
INTERMEDIARY SHARES
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             State Street Bank and Turst TTEEFBO Core Market       2,549,517.920          70.57
                             Battery March Park III
                             Quincy, MA 02169
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Charles Schwab & Co. Inc. - Mutual Fd                  361,240.170           10.00
                             SPL CSTDY  A-C for EXCL  BNFT  CUST 101  Montgomery
                             Street San Francisco, CA 94104
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Lauer & Co A Partnership                               294,711.103            8.16
                             C/O Glenmede Trust Co.
                             Attn: Marie Knuttel
                             P.O. Box 58997 Philadelphia, PA 19102-8997
---------------------------- ---------------------------------------------------- ---------------- --------------------
A SHARES
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Charles Schwab & Co Inc. - Mutual FD                   434,972.107           35.13
                             SPL CSTDY  A-C for EXCL  BNFT  CUST 101  Montgomery
                             Street San Francisco, CA 94104
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Parker Hunter, Inc.                                    91,463.415             7.39
                             FBO Salem Commuity Hospital #2
                             1995 East Salem Street
                             Salem, OH 44460

---------------------------- ---------------------------------------------------- ---------------- --------------------
B SHARES
---------------------------- ---------------------------------------------------- ---------------- --------------------

                             Parker Hunter Inc.                                     16,503.656            14.09
                             FBO McMonagle and Murello
                             Profit Sharing TR DTD
                             225 Derrick Avenue
                             Uniontown, PA 15401-4753
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Painewebber                                            14,592.000            12.46
                             FBO UBS Painewebber CDN
                             FBO Fredrick Dudley
                             P.O. Box 3321
                             Weehawken, NJ 07086-8154
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Parker Hunter Inc.                                      7,308.758             6.24
                             FBO John F. Burke Jr.
                             2800 Euclid Avenue Room 300
                             Cleveland, OH  44115
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Painewebber                                             5,861.665             5.00
                             FBO Joseph M. Ahern
                             130 Tuttle Road
                             Briarcliff Manor, NY 10510-2240

---------------------------- ---------------------------------------------------- ---------------- --------------------


                                      B-3


---------------------------- ---------------------------------------------------- ---------------- --------------------

                                                                                                       % OF CLASS
SHAKER FUND                  NAME AND ADDRESS                                         SHARES              OWNED
---------------------------- ---------------------------------------------------- ---------------- --------------------
C SHARES
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             McDonald Investments Inc.                              45,211.543            45.16
                             (FBO)  86779725
                             4900 Tiedeman Road
                             Brooklyn, OH 44144
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             NFSC   FEBO                                            16,560.691            16.54
                             Gloria J. Kukurin
                             2918 Bryer Ridge Ct.
                             Export, PA 15632
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Cynthia Haight Horwitz TTEE                             7,951.913            7.94
                             For the Cathryn Horwitz Trust
                             7311 Hollyhock Lane
                             Solon, OH 44139
---------------------------- ---------------------------------------------------- ---------------- --------------------
                             Cynthia Haight Horwitz TTEE                             5,485.174            5.48
                             For the Daniel M. Horwitz Trust
                             7311 Hollyhock Lane
                             Solon, OH 44139

---------------------------- ---------------------------------------------------- ---------------- --------------------

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------


Tables 1 through 3 show performance of the Fund as of periods ending March 31, 2003.

TABLE 1 - TOTAL RETURNS

---------------------------- ---------------------------------- ----------------------------------
                                         ONE YEAR                        SINCE INCEPTION
---------------------------- ---------------------------------- ----------------------------------
Intermediary Shares                       -42.89%                            -33.03%
---------------------------- ---------------------------------- ----------------------------------
A Shares                                  -46.44%                            -35.35%
---------------------------- ---------------------------------- ----------------------------------
B Shares                                  -46.02%                            -42.08%
---------------------------- ---------------------------------- ----------------------------------
C Shares                                  -43.74%                            -40.39%
---------------------------- ---------------------------------- ----------------------------------

TABLE 2 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

---------------------------- ---------------------------------- ----------------------------------
                                         ONE YEAR                        SINCE INCEPTION
---------------------------- ---------------------------------- ----------------------------------
Intermediary Shares                       -42.89%                            -33.03%
---------------------------- ---------------------------------- ----------------------------------
A Shares                                  -46.44%                            -35.35%
---------------------------- ---------------------------------- ----------------------------------
B Shares                                  -46.02%                            -42.08%
---------------------------- ---------------------------------- ----------------------------------
C Shares                                  -43.74%                            -40.39%
---------------------------- ---------------------------------- ----------------------------------

TABLE 3 - TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

---------------------------- ---------------------------------- ----------------------------------
                                         ONE YEAR                        SINCE INCEPTION
---------------------------- ---------------------------------- ----------------------------------
Intermediary Shares                       -26.34%                            -25.34%
---------------------------- ---------------------------------- ----------------------------------
A Shares                                  -28.52%                            -27.01%
---------------------------- ---------------------------------- ----------------------------------
B Shares                                  -28.25%                            -33.07%
---------------------------- ---------------------------------- ----------------------------------
C Shares                                  -26.86%                            -31.75%
---------------------------- ---------------------------------- ----------------------------------

Intermediary Shares and A Shares commenced operations on April 27, 2001. B Shares and C Shares commenced operations on December 11, 2001 and December 7, 2001, respectively. For period prior to the commencement of operations, performance information for B Shares and C Shares is the performance of A Shares, adjusted for the higher expenses applicable to B Shares and C Shares, respectively.

The performance for A Shares reflects the deduction of the maximum front-end sales load and the performance for B Shares and C Shares reflects the deduction of the applicable contingent deferred sales load.

APPENDIX D - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------

SHAKER
INVESTMENTS

--------------------------------------------------------------------------------
PROXY VOTING

ORIGINALLY ISSUED:  JULY 28, 2003 VERSION: 1
Updated: N/A
--------------------------------------------------------------------------------

POLICY

Shaker Investments, LLC ("Shaker", "Adviser" or the "Firm") determines its responsibility to vote proxies based on the following guidelines:

If the account is subject to ERISA, unless the voting of proxies with respect to the assets in the Account is designated to a named fiduciary with respect to the assets in the Account, and such designation is attached as an appendix to this Agreement, Adviser will exercise proxy voting rights with respect to the assets in the Account, in accordance with the investment guidelines and policies applicable to the assets in the Account, as provided to Adviser from time to time, in writing, by Client.

If Client is an institutional investor not subject to ERISA, Adviser has the right but not the duty to arrange for the services of a proxy voting advisory firm and the voting of proxies in accordance with the advice of such firm.

In  the  case  of  the  Shaker  Fund  the  adviser   exercises   the  right  and
responsibility for voting proxies.

In all other cases, Adviser shall have no rights or responsibilities for the voting of proxies with respect to the Account.

It is the Firm's policy when exercising the right to vote proxies to ensure that proxies are voted in a manner that is consistent with the best interests of its clients, to provide its clients with proxy voting policies and procedures upon request and to ensure information is maintained regarding how the firm voted with respect to client securities.


PROCEDURES

In those circumstances in which Shaker has proxy voting authority for clients, Shaker uses an independent proxy voting service, Institutional Shareholder Services (ISS) to research, recommend and vote proxies. Personnel at Shaker monitor the recommendations made by ISS and have the ability to change the vote if the recommendation is determined to not be in the best interest of a client. Generally, it is Shaker's philosophy to vote with management since Shaker is investing in that holding partly because of a favorable opinion of the current management team.

Shaker personnel flag any proposals on significant holdings where ISS recommends a vote against management. These proposals are then carefully reviewed by the Shaker portfolio management team and in-house researchers for appropriate action or, as in most cases, no action (meaning the ISS recommendation would be used). Any override of an ISS recommendation would occur only when management believes that it would be in the best interest of the client to do so. Such a change, and the reasoning behind it, would be documented appropriately.


CONFLICTS OF INTEREST
---------------------

Shaker recognizes that under certain circumstances a conflict of interest may arise in voting proxies on behalf of a client. A "conflict of interest" means any circumstance when Shaker or one or more of its affiliates (including officers and employees) knowingly does business with (e.g. manages the issuer's assets, administers the issuers employee benefit plan) or receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore may appear to have a conflict of interest between its own interests and the interests of clients in how proxies of that issuer are voted.

If Shaker believes that it has a conflict of interest the proxy will be voted consistent with the recommendation of ISS provided that Shaker believes that such a vote is consistent with the best interests of the shareholders.

ABSTENTION
----------

Shaker may abstain from voting proxies in certain circumstances. Shaker may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best interest of the shareholder, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when costs to shareholder to effect a vote would be uneconomic relative to the value of the shareholders investment in the issuer.

RECORDKEEPING
-------------

Shaker will maintain files relating to its proxy voting policies and procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with the records for the first two years kept in Shaker's principal office. Records of the following will be included in the files:

Copies of Shaker's proxy voting policies and procedures, and any amendments;

Copies of any documents Shaker created that were material to making a decision how to vote proxies, or that memorialize that decision; and

Copies of each written client request for information on how Shaker voted a client's proxies, and a copy of any written response to any (written or oral) client request for information on how Shaker voted the client's proxies.




DISCLOSURE
----------

Shaker will disclose in its Form ADV Part II that its clients may contact Shaker by a toll-free number to obtain information on how Shaker voted such client's proxies (this is available on a quarterly or annual basis) and to request a copy of these policies and procedures. Further, a concise summary of these Proxy Voting Guidelines will be included in Shaker's Form ADV Part II, and will be updated whenever the policies and procedures are amended.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund and Brown Advisory Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown
          Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (8) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

   (9) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (11) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

   (12) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (13) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Bond Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (14) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).


   (15) Form of Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

   (16) Form of Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund
          (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).


(e)(1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


   (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Value Equity Fund (Institutional and A
          Shares),  Brown  Advisory  Growth  Equity  Fund  (Institutional  and A
          Shares),  Brown  Advisory  International  Fund  (Institutional  and  A
          Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund, Winslow Green Growth Fund, and Daily Assets Government Fund (Institutional Shares) dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, Brown Advisory
          International  Fund  (Institutional  and  A  Shares),  Brown  Advisory
          Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, Brown Advisory
          International Fund (Institutional and A Shares), Brown Advisory Maryland Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


   (3) Form of Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Small-Cap Value Fund, and Brown Advisory Value Equity Fund (Institutional and A Shares)(Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund
          (Institutional  and  A  Shares),  Brown  Advisory  International  Fund
          (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond
          Fund, Winslow Green Growth Fund, and Daily Assets Government Fund (Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit
          (h)(1) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund
          (Institutional  and  A  Shares),  Brown  Advisory  International  Fund
          (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond
          Fund, Winslow Green Growth Fund, and Daily Assets Government Fund (Institutional Shares) dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit
          (h)(2) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional, A and B Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund
          (Institutional  and  A  Shares),  Brown  Advisory  International  Fund
          (Institutional and A Shares), Brown Advisory Maryland Bond Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond
          Fund, Winslow Green Growth Fund, and Daily Assets Government Fund (Institutional Service, Institutional and Investor Shares) dated May 19, 1998, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

   (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (5) Shareholder Service Plan of Registrant dated March 1, 2000 (as amended November 18, 2002) relating to Brown Advisory Small-Cap Growth Fund (B Shares) (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 122 via EDGAR on December 13, 2002, accession number 0001004402-02-000556).

   (6) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (8) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

   (10) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory International Fund dated January 27, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (11) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Value Equity Fund dated January 27, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (12) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Growth Fund dated September 20, 2002 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 127 via EDGAR on February 11, 2003, accession number 0001004402-03-000082).

   (13) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Growth Equity Fund dated February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 127 via EDGAR on February 11, 2003, accession number 0001004402-03-000082).

   (14) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Maryland Bond Fund dated February 11, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 127 via EDGAR on February 11, 2003, accession number 0001004402-03-000082).

   (15) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 128 via EDGAR on February 28, 2003, accession number 0001004402-03-000152).

   (16)   Contractual  Fee  Waiver  Agreement   between   Registrant  and  Brown
          Investment Advisory, Incorporated regarding Brown Advisory Intermediate Bond Fund dated September 20, 2002 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 129 via EDGAR on April 30, 2003, accession number 0001004402-03-000293).

   (17) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 30, 2003 (Exhibit incorporated by reference as filed as Exhibit
          (h)(18) in post-effective No. 129 via EDGAR on April 30, 2003, accession number 0001004402-03-000293).

   (18)   Contractual  Fee  Waiver  Agreement   between   Registrant  and  Brown
          Investment Advisory Incorporated regarding Brown Advisory Small-Cap Growth Fund to be filed by later amendment.

   (19) Contractual Fee Waiver Agreement between Registrant and Forum Investment Advisors, LLC regarding Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund dated July 31, 2003 (Exhibit filed herewith).

   (20) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 31, 2003 (Exhibit filed herewith).

   (21)   Contractual  Fee  Waiver  Agreement  between   Registrant  and  Shaker
          Investments, LLC regarding Shaker Fund dated June 13, 2003 (Exhibit filed herewith).

(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

   (2)    Consent of Seward & Kissel LLP (Exhibit filed herewith).

(j)       Consent of Independent Auditors (Exhibit filed herewith).


(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

   (2) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Value Equity Fund (A Shares), Brown Advisory International Fund (A Shares), Brown Advisory Maryland Bond Fund (A Shares), Brown Advisory Growth Equity Fund (A Shares), Brown Advisory Small-Cap Growth Fund (A and B Shares), and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


(n)(1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional, A, and B Shares), and Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Growth Equity Fund
          (Institutional and A Shares), Brown Advisory International Fund (Institutional and A Shares), and Brown Advisory Maryland Bond Fund (Institutional and A Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).

   (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. will be filed by later amendment.

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)       Powers  of  Attorney  for  John Y.  Keffer,  James  C.  Cheng,  Costas
          Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibits in the Registration Statement of Monarch Funds on Form N-14 via EDGAR on March 24, 2003, accession number 0001004402-03-000242).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None

ITEM 25.  INDEMNIFICATION

          In accordance  with Section 3803 of the Delaware  Business  Trust Act,
          Section 10.02 of Registrant's Trust Instrument provides as follows:

          10.02. INDEMNIFICATION

          (a) Subject to the exceptions and limitations contained in Section (b) below:

               (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

               (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
          Person:

               (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A) By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          (e) Conditional advancing of indemnification monies under this Section
          5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC ; Forum Investment Advisers, LLC ; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

          "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

          "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

          With  respect  to  indemnification  of the  underwriter  of the Trust,
          Section 8 of the Distribution Agreement provides:

          (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

          After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

          (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

          (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

          (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

          (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

          (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

          (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

          (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

          (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)       Forum Investment Advisors, LLC

          The description of Forum Investment Advisors, LLC contained in Parts A and B of this Post-Effective Amendment is incorporated by reference herein.

          The description of Forum Investment Advisors, LLC ("FIA") (investment adviser to Treasury Cash Fund, Government Cash Fund and Cash Fund) contained in Parts A and B of Post-Effective Amendment No. 123 (accession number 0001004402-02-000560) to the Trust's Registration Statement, is incorporated by reference herein.


          The description of FIA (investment adviser to Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund) contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration Statement, is incorporated by reference herein.

          The following are the members of FIA including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member

          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. The controlling member of Forum Trust, LLC. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC ("Forum"). Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Forum provide services.

          The following chart reflects the officers of FIA including their business connections that are of a substantial nature. The address of Forum Investment Advisors, LLC and its affiliates including Forum is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Forum provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           FIA
                                              ................................... ...................................
                                              Secretary                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director and Treasurer              FIA
                                              ................................... ...................................
                                              Director                            Forum Trust, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 FIA
                                              ................................... ...................................
                                              Assistant Secretary                 Forum
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 FIA
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies


                                       10


(b)       H.M. Payson & Co.


          The  description of H.M.  Payson & Co.  (investment  adviser to Payson
          Value Fund and Payson Balanced Fund) contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration Statement is incorporated by reference herein.


          The following chart reflects the directors and officers of H.M. Payson
          &  Co.,  including  their  business   connections,   which  are  of  a
          substantial  nature.  The address of H.M. Payson & Co. is One Portland
          Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)       Austin Investment Management, Inc.


          The  description  of Austin  Investment  Management,  Inc.  ("Austin")
          (investment adviser to Austin Global Equity Fund) contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration
          Statement, is incorporated by reference herein.


          The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature.
          The address of Austin is 375 Park Avenue, New York, New York 10152

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary

(d)       Brown Investment Advisory Incorporated

          The   description   of   Brown   Investment   Advisory    Incorporated
          ("Brown")(investment adviser to Brown Advisory Intermediate Bond Fund)
          contained  in  Parts  A  and  B of  Post-Effective  amendment  No  129
          (accession number  0001004402-03-000293)  to the Trust's  Registration
          Statement, is incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          Small-Cap Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and B of Post-Effective amendment No. 127 (accession number
          0001004402-03-000082) to the Trust's Registration Statement, are incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          Maryland Bond Fund) contained in Parts A and B of Post-Effective amendment No. 127 (accession number 0001004402-03-000082) to the Trust's Registration Statement, is incorporated by reference herein.

          The  description  of  Brown  (investment  adviser  to  Brown  Advisory
          International Fund) contained in Parts A and B of Post-Effective amendment No. 125 (accession number 0001004402-03-000044) to the Trust's Registration Statement, is incorporated by reference herein.

          The description of Brown  (investment  advisor to Brown Advisory Value
          Equity Fund)  contained in Parts A and B of  Post-Effective  amendment
          No.  126  (accession  number   0001004402-03-000047)  to  the  Trust's
          Registration Statement, is incorporated by reference herein.


          The  description  of  Brown  (investment  advisor  to  Brown  Advisory
          Small-Cap Value Fund) contained in Parts A and B of Post-Effective amendment No 130 (accession number 0001004402-03-000431) to the Trust's Registration Statement, is incorporated by reference herein.



                                       11


          The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust
          Company and Brown Capital Holdings,  Inc. is 901 S. Bond Street, Suite
          400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
                                              .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company

(e)       Polaris Capital Management, Inc.

          The    description    of    Polaris    Capital    Management,     Inc.
          ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective  amendment No 129 (accession number
          0001004402-03-000293)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects the directors and officers of Polaris, including  their  business  connections,  which  are of a  substantial
          nature.  The  address  of  Polaris  is  125  Summer  Street,   Boston,
          Massachusetts  02110  and,  unless  otherwise  indicated  below,  that address is the  principal  business  address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(f)       Mastrapasqua & Associates, Inc.

          The  description of Mastrapasqua & Associates,  Inc.  ("Mastrapasqua")
          (investment  adviser to  Mastrapasqua  Growth Value Fund) contained in
          Parts A and B of  Post-Effective  amendment No. 118 (accession  number
          0001004402-02-000421)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


                                       12


          The   following   chart   reflects  the   directors  and  officers  of
          Mastrapasqua,  including  their business  connections,  which are of a substantial  nature. The address of Mastrapasqua is 814 Church Street,
          Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated
          below,  that address is the principal  business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(g)       Shaker Investments, LLC


          The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration Statement, is incorporated by reference herein.


          The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
          Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
         .................................... ................................. .....................................
         David Rogers Webb                    Executive Vice President and      Shaker
                                              Director
         .................................... ................................. .....................................
         Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                              Director

(h)       Adams, Harkness & Hill, Inc.

          The description of Adams,  Harkness & Hill, Inc.  ("AHH")  (investment adviser for Winslow  Green Growth Fund)  contained in Parts A and B of
          Post-Effective      amendment     No     129     (accession     number
          0001004402-03-000293)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts
          02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................


                                       13


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................


                                       14


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH

(i)       D.F. Dent and Company, Inc.

          The  description  of  D.F.  Dent  and  Company,   Inc.  ("D.F.  Dent")
          (investment  adviser for DF Dent  Premier  Growth  Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 119 (accession  number
          0001004402-02-000463)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
          Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(j)       King Investment Advisors, Inc.

          The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund) contained in Parts A and B
          of    Post-Effective    amendment    No.   128    (accession    number
          0001004402-03-000152)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
          Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


                                       15


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

(k)       Bainbridge Capital Management, LLC


          The  description  of  Bainbridge  Capital  Management,   LLC,  ("BCM")
          (investment  adviser to Investors  Bond Fund and  TaxSaver  Bond Fund)
          contained  in Parts A and B of this  Post-Effective  Amendment  to the
          Trust's Registration Statement, is incorporated by reference herein.


          The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         John Y. Keffer                       Chairman, President                  BCM
                                              .................................... ...................................
                                              Member and Director                  Forum
         .................................... .................................... ...................................
         Jeffrey A. Maffett                   Director/Senior Vice President       BCM
                                              .................................... ...................................
                                              President                            Colonial Banc Corporation
                                                                                   110 West Main Street
                                                                                   Eaton, Ohio 45320
         .................................... .................................... ...................................
         Richard J. Berthy                    Director                             BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
         Richard Baker                        Director                             BCM
                                              .................................... ...................................
                                              Chairman                             Ohio Heritage Bancorp, Inc.
                                                                                   200 Main Street
                                                                                   Coshocton, Ohio 43812
         .................................... .................................... ...................................
         Les C. Berthy                        Director, Vice President and         BCM
                                              Senior Portfolio Manager
                                              .................................... ...................................
                                              Portfolio Manager                    Forum Investment Advisors, LLC
         .................................... .................................... ...................................
         Carl Bright                          Vice President                       BCM
                                              .................................... ...................................
                                              Regional Sales Manager               Forum
         .................................... .................................... ...................................
         Charles F. Johnson                   Treasurer                            BCM
                                              .................................... ...................................
                                              Director and Treasurer               Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Director                             Forum Trust, LLC
                                              .................................... ...................................
                                              Treasurer                            Forum
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         David I. Goldstein                   Secretary                            BCM
                                              .................................... ...................................
                                              Secretary                            Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Secretary                            Forum
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         Dana A. Lukens                       Assistant Secretary                  BCM
                                              .................................... ...................................
                                              General Counsel                      Forum
         .................................... .................................... ...................................
         Frederick Skillin                    Assistant Treasurer                  BCM
                                              .................................... ...................................
                                              Assistant Treasurer                  Forum Investment Advisors, LLC
                                              .................................... ...................................
                                              Officer                              Other Forum affiliated companies
         .................................... .................................... ...................................
         Nanette K. Chern                     Chief Compliance Officer             BCM
                                              .................................... ...................................
                                              Chief Compliance Officer             Forum


                                       16


(l)      Philadelphia International Advisors, LP

          The description of Philadelphia  International  Advisors,  LP, ("PIA")
          (Sub-Advisor to Brown Advisory  International Fund) contained in Parts
          A  and  B  of  Post-Effective  amendment  No.  125  (accession  number
          0001004402-03-000044)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street,
          Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         .................................... .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                              .................................... ...................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         .................................... .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         .................................... .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration

(m)       Cardinal Capital Management, L.L.C.

          The description of Cardinal  Capital  Management,  L.L.C.  ("Cardinal)
          (Sub-Advisor  to Brown  Advisory  Small-Cap  Value Fund)  contained in
          Parts  A  and  B of  this  Post-Effective  amendment  to  the  Trust's
          Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich,
          Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Amy K. Minella                       Partner                              Cardinal
         .................................... .................................... ...................................
         Eugene Fox                           Partner                              Cardinal
         .................................... .................................... ...................................
         Robert B. Kirkpatrick                Partner                              Cardinal
         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer


                                       17


ITEM 27.  PRINCIPAL UNDERWRITERS

(a)       Forum  Fund  Services,  LLC,  Registrant's   underwriter,   serves  as
          underwriter for the following  investment  companies  registered under the Investment Company Act of 1940, as amended:

          Century Capital Management Trust              ICM Series Trust
          The Cutler Trust                              Monarch Funds
          Forum Funds                                   Sound Shore Fund, Inc.
          Henderson Global Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
         Stacey E. Hong                        Treasurer                          Treasurer

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on July 31, 2003.


                                        FORUM FUNDS


                                        By:/S/ DAVID I. GOLDSTEIN
                                           -------------------------------------
                                                 David I. Goldstein, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on July 31, 2003.


(a)      Principal Executive Officer

         /S/ DAVID I. GOLDSTEIN
         --------------------------------------------
         David I. Goldstein
         President

(b)      Principal Financial Officer

         /S/ STACEY E. HONG
         --------------------------------------------
         Stacey E. Hong
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                INDEX TO EXHIBITS


(h)(19)  Contractual  Fee  Waiver   Agreement   between   Registrant  and  Forum
         Investment Advisors, LLC regarding Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund dated July 31, 2003

(h)(20) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 31, 2003 (Exhibit filed herewith).

(h)(21)  Contractual  Fee  Waiver  Agreement   between   Registrant  and  Shaker
         Investments, LLC regarding Shaker Fund dated June 13, 2003 (Exhibit filed herewith).

(i)(2)   Consent of Seward and Kissel LLP

(j)      Consent of Independent Auditors